UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
October 31, 2020
Columbia Virginia Intermediate Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Virginia Intermediate Municipal Bond Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Virginia Intermediate Municipal Bond Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income exempt from U.S. federal income tax and Virginia individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Anders Myhran, CFA
Portfolio Manager
Managed Fund since May 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended October 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/05/89	3.89	2.42	2.30	2.52
	Including sales charges		0.80	-0.64	1.69	2.21
Advisor Class*		03/19/13	4.12	2.77	2.58	2.80
Class C	Excluding sales charges	06/17/92	3.50	1.65	1.54	1.77
	Including sales charges		2.50	0.65	1.54	1.77
Institutional Class		09/20/89	4.02	2.77	2.56	2.78
Institutional 3 Class*		03/01/17	4.16	2.86	2.65	2.82
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			4.67	3.84	3.41	3.66
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2020)
AAA rating	8.7
AA rating	63.1
A rating	12.4
BBB rating	9.4
BB rating	0.5
Not rated	5.9
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is Not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be Not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2020 — October 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,038.90	1,021.06	4.09	4.05	0.80
Advisor Class	1,000.00	1,000.00	1,041.20	1,022.26	2.87	2.84	0.56
Class C	1,000.00	1,000.00	1,035.00	1,017.30	7.91	7.84	1.55
Institutional Class	1,000.00	1,000.00	1,040.20	1,022.26	2.86	2.84	0.56
Institutional 3 Class	1,000.00	1,000.00	1,041.60	1,022.71	2.41	2.38	0.47
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020	5

Portfolio of Investments
October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.3%
Virginia College Building Authority(a),(b)
Revenue Bonds
University of Richmond Project
Series 2009 (Wells Fargo Bank)
11/01/2036	0.130%	400,000	400,000
Total Floating Rate Notes (Cost $400,000)			400,000

Municipal Bonds 96.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.8%
Capital Region Airport Commission
Refunding Revenue Bonds
Series 2016A
07/01/2034	4.000%	1,125,000	1,238,501
Metropolitan Washington Airports Authority(c)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2033	5.000%	2,000,000	2,488,760
Forward Delivery
Series 2020A
10/01/2032	5.000%	2,000,000	2,556,500
Norfolk Airport Authority
Refunding Revenue Bonds
Series 2011 (AGM)
07/01/2024	5.000%	1,000,000	1,026,080
Revenue Bonds
Series 2019
07/01/2033	5.000%	1,000,000	1,208,580
Total			8,518,421
Higher Education 6.7%
Amherst Industrial Development Authority
Refunding Revenue Bonds
Educational Facilities Sweet Briar Institute
Series 2006
09/01/2026	5.000%	785,000	775,196
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project
Series 2011A
03/01/2022	5.000%	1,245,000	1,264,484
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/2026	5.250%	3,115,000	3,579,104
Virginia Commonwealth University
Refunding Revenue Bonds
General Pledge
Series 2018-A
11/01/2031	5.000%	400,000	506,024
Series 2020A
11/01/2027	5.000%	520,000	661,393
Virginia Polytechnic Institute & State University
Revenue Bonds
General Dorm and Dining Hall
Series 2015A
06/01/2027	4.000%	2,650,000	3,036,529
Total			9,822,730
Hospital 8.7%
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Virginia Hospital Center
Series 2020
07/01/2033	5.000%	400,000	515,628
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System
Series 2018
05/15/2026	5.000%	1,500,000	1,852,410
Norfolk Economic Development Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2012B
11/01/2027	5.000%	1,735,000	1,871,354
Series 2018A (Mandatory Put 11/01/28)
11/01/2048	5.000%	300,000	383,202
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carilion Clinic Obligated Group
Series 2020 (Mandatory Put 07/01/30)
07/01/2053	5.000%	2,500,000	3,249,775
Stafford County Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare
Series 2016
06/15/2030	5.000%	1,300,000	1,530,217
06/15/2033	5.000%	200,000	232,600
06/15/2035	5.000%	1,000,000	1,157,710
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Small Business Financing Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2020
11/01/2030	5.000%	220,000	286,460
11/01/2031	5.000%	270,000	349,415
Winchester Economic Development Authority
Refunding Revenue Bonds
Valley Health System Obligation Group
Series 2015
01/01/2032	5.000%	1,250,000	1,451,087
Total			12,879,858
Investor Owned 2.8%
Louisa Industrial Development Authority
Refunding Revenue Bonds
Pollution Control
Series 2019 (Mandatory Put 04/01/22)
11/01/2035	1.800%	2,000,000	2,035,660
Revenue Bonds
Virginia Electric and Power Co. Project
Series 2008B (Mandatory Put 09/02/25)
11/01/2035	0.750%	1,000,000	998,740
Wise County Industrial Development Authority
Revenue Bonds
Virginia Electric & Power Co.
Series 2015A (Mandatory Put 05/31/24)
11/01/2040	1.200%	1,125,000	1,143,630
Total			4,178,030
Local Appropriation 5.0%
Appomattox County Economic Development Authority
Unrefunded Revenue Bonds
Series 2010
05/01/2022	5.000%	175,000	175,553
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Series 2017
02/15/2029	5.000%	1,000,000	1,276,210
Chesterfield County Economic Development Authority
Revenue Bonds
Series 2020F
04/01/2030	5.000%	2,000,000	2,700,660
Fairfax County Economic Development Authority
Revenue Bonds
Metrorail Parking Systems
Series 2017
04/01/2033	5.000%	745,000	913,497
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Henry County Industrial Development Authority
Revenue Bonds
Public Facility Lease
Series 2018
11/01/2036	4.000%	1,000,000	1,146,900
Loudoun County Economic Development Authority
Revenue Bonds
Series 2015
12/01/2028	5.000%	1,035,000	1,218,971
Total			7,431,791
Local General Obligation 6.9%
City of Alexandria Virginia
Unlimited General Obligation Refunding Bonds
Series 2017C
07/01/2030	4.000%	1,000,000	1,201,740
City of Norfolk
Unlimited General Obligation Bonds
Capital Improvement
08/01/2033	5.000%	1,000,000	1,343,210
Unlimited General Obligation Refunding Bonds
Series 2017C
09/01/2033	4.000%	1,380,000	1,689,134
City of Richmond
Unlimited General Obligation Bonds
Public Improvement
Series 2015B
03/01/2028	4.000%	2,000,000	2,268,920
County of Arlington
Unlimited General Obligation Bonds
Series 2017
08/15/2034	4.000%	2,000,000	2,348,940
County of Fairfax
Unlimited General Obligation Public Improvement Bonds
Series 2019A
10/01/2035	5.000%	1,000,000	1,298,320
Total			10,150,264
Multi-Family 2.3%
Farmville Industrial Development Authority
Refunding Revenue Bonds
Longwood University Student Project
Series 2018
01/01/2038	5.000%	1,000,000	1,059,700
Virginia Housing Development Authority
Revenue Bonds
Series 2020B (HUD)
03/01/2031	1.650%	1,630,000	1,620,937
Series 2020E
07/01/2035	2.100%	650,000	658,873
Total			3,339,510

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 5.5%
Montgomery County Economic Development Authority
Refunding Revenue Bonds
Virginia Tech Foundation
Series 2017A
06/01/2029	5.000%	200,000	252,368
Series 2019
06/01/2031	5.000%	1,200,000	1,571,856
Rappahannock Regional Jail Authority
Refunding Revenue Bonds
Series 2015
10/01/2030	5.000%	1,725,000	2,078,711
Riverside Regional Jail Authority
Refunding Revenue Bonds
Series 2015
07/01/2028	5.000%	2,685,000	3,241,493
Western Regional Jail Authority
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	750,000	918,165
Total			8,062,593
Pool / Bond Bank 2.8%
Virginia Resources Authority
Refunding Revenue Bonds
Revolving Fund
Series 2011A
08/01/2024	5.000%	1,395,000	1,442,751
Virginia Infrastructure Pooled
Series 2017F
11/01/2034	4.000%	1,000,000	1,172,600
Virginia Pooled Financing Program
Series 2019C
11/01/2033	5.000%	1,165,000	1,533,431
Total			4,148,782
Ports 1.4%
Virginia Port Authority Commonwealth Port Fund(c)
Refunding Revenue Bonds
Series 2020B
07/01/2028	5.000%	1,615,000	2,070,947
Refunded / Escrowed 12.1%
Chesapeake Bay Bridge & Tunnel District
Refunding Revenue Bonds
General Resolution
Series 1998 Escrowed to Maturity (NPFGC)
07/01/2025	5.500%	4,000,000	4,760,920
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Suffolk
Prerefunded 02/01/24 Unlimited General Obligation Bonds
Series 2014
02/01/2029	4.000%	2,000,000	2,239,420
County of Smyth
Prerefunded 11/01/21 Unlimited General Obligation Bonds
Public Improvement
Series 2011A
11/01/2031	5.000%	4,000,000	4,187,360
Hampton Roads Sanitation District
Prerefunded 08/01/26 Subordinated Revenue Bonds
Series 2016A
08/01/2031	5.000%	2,000,000	2,524,540
Virginia Commonwealth Transportation Board
Prerefunded 05/15/22 Revenue Bonds
Capital Projects
Series 2012
05/15/2029	5.000%	3,000,000	3,218,430
Western Regional Jail Authority
Prerefunded 12/01/25 Revenue Bonds
Series 2015
12/01/2027	5.000%	750,000	920,700
Total			17,851,370
Retirement Communities 6.4%
Albermarle County Economic Development Authority
Revenue Bonds
Westminster-Canterbury of the Blue Ridge
Series 2012
01/01/2032	4.625%	2,000,000	2,018,100
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2038	5.000%	380,000	388,174
Revenue Bonds
Covenant Woods
Series 2012A
07/01/2022	4.000%	410,000	411,521
Henrico County Economic Development Authority(d)
Refunding Revenue Bonds
Westminster Canterbury of Richmond
Series 2020
10/01/2033	4.000%	500,000	556,050
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,500,000	1,674,900
Westminster-Canterbury Corp.
Series 2015
10/01/2035	4.000%	1,320,000	1,321,399

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rockingham County Economic Development Authority
Refunding Revenue Bonds
Sunnyside Presbyterian Home
Series 2020
12/01/2039	5.000%	2,000,000	2,224,960
Virginia Small Business Financing Authority
Refunding Revenue Bonds
National Senior Campuses
Series 2020
01/01/2027	5.000%	325,000	393,715
01/01/2029	5.000%	400,000	489,180
Total			9,477,999
Sales Tax 1.6%
Northern Virginia Transportation Authority
Revenue Bonds
Series 2014
06/01/2032	5.000%	2,000,000	2,312,680
Special Non Property Tax 3.7%
Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2015
06/15/2029	5.000%	1,350,000	1,530,441
06/15/2030	5.000%	1,540,000	1,738,953
Hampton Roads Transportation Accountability Commission
Revenue Bonds
Senior Lien
Series 2020A
07/01/2033	5.000%	500,000	662,820
Senior Lien Hampton Roads Transportation Fund
Series 2018A
07/01/2032	5.000%	1,150,000	1,454,117
Total			5,386,331
Special Property Tax 3.7%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2023	4.000%	1,000,000	1,001,240
Fairfax County Economic Development Authority
Refunding Special Tax Bonds
Silver Line Phase I Project
Series 2016
04/01/2031	4.000%	1,000,000	1,131,920
04/01/2032	4.000%	1,000,000	1,124,990
Marquis Community Development Authority of York County(e),(f)
Revenue Bonds
Convertible
Series 2015
09/01/2045	0.000%	644,000	326,514
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007B
09/01/2041	5.625%	2,084,000	1,033,747
Marquis Community Development Authority of York County(g)
Tax Allocation Bonds
Series 2007C
09/01/2041	0.000%	3,164,000	148,771
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2025	5.000%	690,000	696,038
Total			5,463,220
State Appropriated 4.6%
Virginia College Building Authority
Revenue Bonds
21st Century College Program
Series 2017
02/01/2034	4.000%	1,500,000	1,723,050
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
Northern Virginia Transportation District Program
Series 2019
05/15/2031	5.000%	1,000,000	1,314,380
Virginia Public Building Authority
Revenue Bonds
Series 2018A
08/01/2035	4.000%	1,500,000	1,787,370
Series 2019A
08/01/2031	5.000%	1,500,000	1,984,545
Total			6,809,345
Transportation 9.6%
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
GARVEE Notes
Series 2017
03/15/2028	5.000%	1,000,000	1,281,980
Revenue Bonds
Series 2016
05/15/2030	4.000%	500,000	577,180
Series 2018
05/15/2036	4.000%	2,000,000	2,333,700
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	2,500,000	3,131,375
Revenue Bonds
Series 2017B
07/01/2034	5.000%	2,000,000	2,443,540

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018
07/01/2036	5.000%	500,000	605,810
07/01/2037	5.000%	1,000,000	1,206,850
Series 2020A
07/15/2037	5.000%	2,000,000	2,589,200
Total			14,169,635
Turnpike / Bridge / Toll Road 4.7%
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2023	5.000%	1,025,000	1,090,641
07/15/2027	5.000%	1,000,000	1,057,870
Metropolitan Washington Airports Authority Dulles Toll Road(g)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2023	0.000%	5,000,000	4,793,450
Total			6,941,961
Water & Sewer 1.7%
Fairfax County Water Authority
Refunding Revenue Bonds
Series 2017
04/01/2029	5.000%	2,000,000	2,540,800
Total Municipal Bonds (Cost $135,431,150)			141,556,267
Money Market Funds 3.3%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(h)	108,427	108,416
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.012%(h)	4,772,496	4,772,496
Total Money Market Funds (Cost $4,880,923)		4,880,912
Total Investments in Securities (Cost: $140,712,073)		146,837,179
Other Assets & Liabilities, Net		626,791
Net Assets		147,463,970

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2020.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2020, the total value of these securities amounted to $326,514, which represents 0.22% of total net assets.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2020.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	400,000	—	400,000
Municipal Bonds	—	141,556,267	—	141,556,267
Money Market Funds	4,880,912	—	—	4,880,912
Total Investments in Securities	4,880,912	141,956,267	—	146,837,179
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020	11

Statement of Assets and Liabilities
October 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $140,712,073)	$146,837,179
Cash	2,199
Receivable for:
Capital shares sold	98,325
Interest	1,629,772
Expense reimbursement due from Investment Manager	222
Prepaid expenses	2,374
Other assets	1,933
Total assets	148,572,004
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	555,760
Capital shares purchased	123,061
Distributions to shareholders	283,441
Management services fees	1,893
Distribution and/or service fees	226
Transfer agent fees	5,070
Compensation of board members	116,219
Compensation of chief compliance officer	15
Other expenses	22,349
Total liabilities	1,108,034
Net assets applicable to outstanding capital stock	$147,463,970
Represented by
Paid in capital	141,317,298
Total distributable earnings (loss)	6,146,672
Total - representing net assets applicable to outstanding capital stock	$147,463,970
Class A
Net assets	$25,150,358
Shares outstanding	2,345,201
Net asset value per share	$10.72
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.05
Advisor Class
Net assets	$1,628,876
Shares outstanding	151,840
Net asset value per share	$10.73
Class C
Net assets	$1,968,306
Shares outstanding	183,371
Net asset value per share	$10.73
Institutional Class
Net assets	$26,045,105
Shares outstanding	2,429,126
Net asset value per share	$10.72
Institutional 3 Class
Net assets	$92,671,325
Shares outstanding	8,621,863
Net asset value per share	$10.75
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended October 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,140
Interest	2,141,392
Total income	2,143,532
Expenses:
Management services fees	342,311
Distribution and/or service fees
Class A	31,433
Class C	9,544
Transfer agent fees
Class A	11,626
Advisor Class	487
Class C	883
Institutional Class	12,013
Institutional 3 Class	3,462
Compensation of board members	29,285
Custodian fees	706
Printing and postage fees	5,489
Registration fees	6,086
Audit fees	14,790
Legal fees	5,277
Compensation of chief compliance officer	15
Other	4,835
Total expenses	478,242
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(70,417)
Total net expenses	407,825
Net investment income	1,735,707
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	38,710
Net realized gain	38,710
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,917,762
Net change in unrealized appreciation (depreciation)	3,917,762
Net realized and unrealized gain	3,956,472
Net increase in net assets resulting from operations	$5,692,179
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020	13

Statement of Changes in Net Assets
	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Operations
Net investment income	$1,735,707	$3,866,590
Net realized gain	38,710	172,217
Net change in unrealized appreciation (depreciation)	3,917,762	(1,850,197)
Net increase in net assets resulting from operations	5,692,179	2,188,610
Distributions to shareholders
Net investment income and net realized gains
Class A	(270,711)	(604,645)
Advisor Class	(12,571)	(14,886)
Class C	(13,357)	(42,554)
Institutional Class	(312,213)	(660,100)
Institutional 3 Class	(1,139,414)	(2,564,324)
Total distributions to shareholders	(1,748,266)	(3,886,509)
Increase in net assets from capital stock activity	4,491,394	2,841,294
Total increase in net assets	8,435,307	1,143,395
Net assets at beginning of period	139,028,663	137,885,268
Net assets at end of period	$147,463,970	$139,028,663
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2020 (Unaudited)		April 30, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	170,036	1,813,289	339,312	3,629,435
Distributions reinvested	14,552	156,442	30,965	331,285
Redemptions	(144,482)	(1,552,331)	(313,177)	(3,337,602)
Net increase	40,106	417,400	57,100	623,118
Advisor Class
Subscriptions	119,669	1,285,537	57,672	622,442
Distributions reinvested	1,157	12,453	1,365	14,619
Redemptions	(32,819)	(346,241)	(21,158)	(223,181)
Net increase	88,007	951,749	37,879	413,880
Class C
Subscriptions	29,664	319,683	31,779	341,570
Distributions reinvested	1,148	12,353	3,512	37,612
Redemptions	(36,820)	(395,950)	(109,857)	(1,169,786)
Net decrease	(6,008)	(63,914)	(74,566)	(790,604)
Institutional Class
Subscriptions	174,392	1,862,053	542,873	5,783,235
Distributions reinvested	20,050	215,501	46,011	492,237
Redemptions	(119,866)	(1,286,780)	(387,225)	(4,122,582)
Net increase	74,576	790,774	201,659	2,152,890
Institutional 3 Class
Subscriptions	633,160	6,837,374	1,330,228	14,289,173
Distributions reinvested	3,345	36,046	6,808	73,014
Redemptions	(416,359)	(4,478,035)	(1,301,241)	(13,920,177)
Net increase	220,146	2,395,385	35,795	442,010
Total net increase	416,827	4,491,394	257,867	2,841,294
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2020 (Unaudited)	$10.43	0.11	0.30	0.41	(0.12)	—	(0.12)
Year Ended 4/30/2020	$10.55	0.26	(0.11)	0.15	(0.27)	(0.00)(d)	(0.27)
Year Ended 4/30/2019	$10.44	0.27	0.21	0.48	(0.29)	(0.08)	(0.37)
Year Ended 4/30/2018	$10.79	0.27	(0.31)	(0.04)	(0.28)	(0.03)	(0.31)
Year Ended 4/30/2017	$11.18	0.28	(0.34)	(0.06)	(0.30)	(0.03)	(0.33)
Year Ended 4/30/2016	$11.13	0.30	0.10	0.40	(0.32)	(0.03)	(0.35)
Advisor Class
Six Months Ended 10/31/2020 (Unaudited)	$10.43	0.13	0.30	0.43	(0.13)	—	(0.13)
Year Ended 4/30/2020	$10.55	0.29	(0.12)	0.17	(0.29)	(0.00)(d)	(0.29)
Year Ended 4/30/2019	$10.44	0.30	0.20	0.50	(0.31)	(0.08)	(0.39)
Year Ended 4/30/2018	$10.79	0.30	(0.31)	(0.01)	(0.31)	(0.03)	(0.34)
Year Ended 4/30/2017	$11.18	0.31	(0.34)	(0.03)	(0.33)	(0.03)	(0.36)
Year Ended 4/30/2016	$11.12	0.33	0.11	0.44	(0.35)	(0.03)	(0.38)
Class C
Six Months Ended 10/31/2020 (Unaudited)	$10.44	0.07	0.30	0.37	(0.08)	—	(0.08)
Year Ended 4/30/2020	$10.55	0.18	(0.10)	0.08	(0.19)	(0.00)(d)	(0.19)
Year Ended 4/30/2019	$10.45	0.20	0.19	0.39	(0.21)	(0.08)	(0.29)
Year Ended 4/30/2018	$10.80	0.19	(0.31)	(0.12)	(0.20)	(0.03)	(0.23)
Year Ended 4/30/2017	$11.19	0.20	(0.34)	(0.14)	(0.22)	(0.03)	(0.25)
Year Ended 4/30/2016	$11.13	0.22	0.10	0.32	(0.23)	(0.03)	(0.26)
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$10.43	0.13	0.29	0.42	(0.13)	—	(0.13)
Year Ended 4/30/2020	$10.54	0.29	(0.11)	0.18	(0.29)	(0.00)(d)	(0.29)
Year Ended 4/30/2019	$10.44	0.30	0.20	0.50	(0.32)	(0.08)	(0.40)
Year Ended 4/30/2018	$10.79	0.30	(0.31)	(0.01)	(0.31)	(0.03)	(0.34)
Year Ended 4/30/2017	$11.18	0.31	(0.34)	(0.03)	(0.33)	(0.03)	(0.36)
Year Ended 4/30/2016	$11.13	0.33	0.10	0.43	(0.35)	(0.03)	(0.38)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2020 (Unaudited)	$10.72	3.89%	0.90%(c)	0.80%(c)	2.13%(c)	10%	$25,150
Year Ended 4/30/2020	$10.43	1.35%	0.87%	0.81%	2.47%	12%	$24,036
Year Ended 4/30/2019	$10.55	4.69%	0.88%	0.81%(e)	2.63%	13%	$23,706
Year Ended 4/30/2018	$10.44	(0.39%)	0.89%	0.81%(e)	2.55%	14%	$27,005
Year Ended 4/30/2017	$10.79	(0.51%)	0.95%	0.81%	2.56%	7%	$28,168
Year Ended 4/30/2016	$11.18	3.65%	0.96%	0.81%(e)	2.72%	12%	$42,046
Advisor Class
Six Months Ended 10/31/2020 (Unaudited)	$10.73	4.12%	0.65%(c)	0.56%(c)	2.37%(c)	10%	$1,629
Year Ended 4/30/2020	$10.43	1.60%	0.61%	0.55%	2.70%	12%	$666
Year Ended 4/30/2019	$10.55	4.95%	0.63%	0.56%(e)	2.87%	13%	$274
Year Ended 4/30/2018	$10.44	(0.14%)	0.63%	0.56%(e)	2.80%	14%	$1,823
Year Ended 4/30/2017	$10.79	(0.26%)	0.70%	0.56%	2.81%	7%	$812
Year Ended 4/30/2016	$11.18	4.00%	0.72%	0.56%(e)	2.97%	12%	$506
Class C
Six Months Ended 10/31/2020 (Unaudited)	$10.73	3.50%	1.65%(c)	1.55%(c)	1.38%(c)	10%	$1,968
Year Ended 4/30/2020	$10.44	0.69%	1.62%	1.56%	1.73%	12%	$1,976
Year Ended 4/30/2019	$10.55	3.81%	1.63%	1.56%(e)	1.88%	13%	$2,786
Year Ended 4/30/2018	$10.45	(1.13%)	1.64%	1.56%(e)	1.79%	14%	$3,824
Year Ended 4/30/2017	$10.80	(1.25%)	1.70%	1.56%	1.82%	7%	$4,938
Year Ended 4/30/2016	$11.19	2.97%	1.72%	1.56%(e)	1.97%	12%	$5,141
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$10.72	4.02%	0.65%(c)	0.56%(c)	2.38%(c)	10%	$26,045
Year Ended 4/30/2020	$10.43	1.70%	0.62%	0.55%	2.72%	12%	$24,546
Year Ended 4/30/2019	$10.54	4.86%	0.63%	0.56%(e)	2.88%	13%	$22,698
Year Ended 4/30/2018	$10.44	(0.15%)	0.65%	0.56%(e)	2.76%	14%	$29,199
Year Ended 4/30/2017	$10.79	(0.26%)	0.70%	0.56%	2.82%	7%	$161,853
Year Ended 4/30/2016	$11.18	3.91%	0.71%	0.56%(e)	2.97%	12%	$173,677
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$10.45	0.13	0.30	0.43	(0.13)	—	(0.13)
Year Ended 4/30/2020	$10.57	0.30	(0.12)	0.18	(0.30)	(0.00)(d)	(0.30)
Year Ended 4/30/2019	$10.46	0.31	0.21	0.52	(0.33)	(0.08)	(0.41)
Year Ended 4/30/2018	$10.82	0.31	(0.32)	(0.01)	(0.32)	(0.03)	(0.35)
Year Ended 4/30/2017(f)	$10.75	0.05	0.08(g)	0.13	(0.06)	—	(0.06)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$10.75	4.16%	0.57%(c)	0.47%(c)	2.46%(c)	10%	$92,671
Year Ended 4/30/2020	$10.45	1.69%	0.53%	0.47%	2.81%	12%	$87,804
Year Ended 4/30/2019	$10.57	5.04%	0.54%	0.47%	2.97%	13%	$88,421
Year Ended 4/30/2018	$10.46	(0.13%)	0.54%	0.48%	2.91%	14%	$102,071
Year Ended 4/30/2017(f)	$10.82	1.17%	0.55%(c)	0.42%(c)	3.04%(c)	7%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020	19

Notes to Financial Statements
October 31, 2020 (Unaudited)
Note 1. Organization
Columbia Virginia Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class and Institutional 3 Class shares are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
20	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2020 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
22	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
For the six months ended October 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	5,495
Class C	—	1.00(b)	496

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2020 through August 31, 2021	Prior to September 1, 2020
Class A	0.81%	0.81%
Advisor Class	0.56	0.56
Class C	1.56	1.56
Institutional Class	0.56	0.56
Institutional 3 Class	0.48	0.47
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
140,712,000	8,723,000	(2,598,000)	6,125,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
24	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $13,457,287 and $13,844,780, respectively, for the six months ended October 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2020.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
26	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At October 31, 2020, one unaffiliated shareholder of record owned 71.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
28	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Virginia Intermediate Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020	29

Approval of Management Agreement  (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
30	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2020	31

Columbia Virginia Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR239_04_K01_(12/20)

SemiAnnual Report
October 31, 2020
Columbia Maryland Intermediate Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Maryland Intermediate Municipal Bond Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Maryland Intermediate Municipal Bond Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income exempt from U.S. federal income tax and Maryland individual income tax, consistent with moderate fluctuation of principal.
The Board of Trustees of the Fund has approved a Plan of Liquidation and Termination (the Plan). Under the terms of the Plan, it is anticipated that the Fund will be liquidated on or about May 7, 2021 (the Liquidation Date).
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended October 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/01/90	3.32	1.75	2.36	2.61
	Including sales charges		0.22	-1.32	1.75	2.30
Advisor Class*		03/19/13	3.45	2.10	2.66	2.81
Class C	Excluding sales charges	06/17/92	2.93	1.08	1.62	1.84
	Including sales charges		1.93	0.09	1.62	1.84
Institutional Class		09/01/90	3.45	2.00	2.62	2.86
Institutional 3 Class*		03/01/17	3.49	2.19	2.64	2.75
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			4.67	3.84	3.41	3.66
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products /mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2020)
AAA rating	12.3
AA rating	39.4
A rating	30.5
BBB rating	12.3
BB rating	0.7
Not rated	4.8
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is Not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be Not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2020 — October 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,033.20	1,021.01	4.13	4.10	0.81
Advisor Class	1,000.00	1,000.00	1,034.50	1,022.26	2.86	2.84	0.56
Class C	1,000.00	1,000.00	1,029.30	1,017.25	7.94	7.89	1.56
Institutional Class	1,000.00	1,000.00	1,034.50	1,022.26	2.86	2.84	0.56
Institutional 3 Class	1,000.00	1,000.00	1,034.90	1,022.71	2.40	2.38	0.47
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020	5

Portfolio of Investments
October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 3.7%
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Maryland Institute College of Art
Series 2012
06/01/2029	5.000%	1,000,000	1,047,910
Montgomery County Authority
Refunding Revenue Bonds
Series 2014
05/01/2027	5.000%	500,000	571,610
Morgan State University
Refunding Revenue Bonds
Series 2012
07/01/2030	5.000%	150,000	160,653
Total			1,780,173
Hospital 13.3%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Anne Arundel Health System
Series 2014
07/01/2029	5.000%	750,000	844,800
Frederick Health System
Series 2020
07/01/2040	4.000%	200,000	222,932
MedStar Health, Inc.
Series 2015
08/15/2033	5.000%	500,000	572,890
Mercy Medical Center
Series 2016A
07/01/2032	5.000%	600,000	682,674
Meritus Medical Center Issue
Series 2015
07/01/2027	5.000%	1,000,000	1,162,270
Peninsula Regional Medical Center
Series 2015
07/01/2034	5.000%	1,000,000	1,107,620
Series 2017B
07/01/2031	5.000%	1,000,000	1,226,320
University of Maryland Medical System
Series 2015
07/01/2028	5.000%	500,000	591,085
Total			6,410,591
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Appropriation 4.5%
County of Prince George’s
Certificate of Participation
Suitland Public Infrastructure
Series 2019
10/01/2035	5.000%	500,000	628,300
University of Maryland Capital Region Health
Series 2018
10/01/2035	5.000%	750,000	949,470
Howard County Housing Commission
Revenue Bonds
Roger Carter Recreation Center Project
Series 2011
06/01/2026	5.000%	585,000	600,169
Total			2,177,939
Local General Obligation 9.2%
City of Baltimore
Unlimited General Obligation Bonds
Series 2017A
10/15/2033	5.000%	750,000	935,205
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2036	5.000%	500,000	651,385
Consolidated Water and Sewer
Series 2020
10/01/2037	5.000%	500,000	648,705
County of Baltimore
Unlimited General Obligation Bonds
Consolidated Public Improvement Bonds
Series 2020
03/01/2034	4.000%	500,000	614,810
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2006
11/01/2021	5.250%	1,500,000	1,574,910
Total			4,425,015
Multi-Family 11.4%
Howard County Housing Commission
Revenue Bonds
General Capital Improvement Program
Series 2015
06/01/2032	4.000%	750,000	811,005
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Woodfield Oxford Square Apartments
Series 2017
12/01/2029	5.000%	555,000	674,186
Maryland Economic Development Corp.
Refunding Revenue Bonds
University of Maryland Baltimore County Student Housing
Series 2016 (AGM)
07/01/2030	5.000%	725,000	846,960
University of Maryland College Park Student Housing
Series 2016 (AGM)
06/01/2030	5.000%	875,000	1,020,477
Revenue Bonds
Bowie State University Project
Series 2020
07/01/2040	4.000%	250,000	251,133
Salisbury University Project
Series 2012
06/01/2027	5.000%	1,100,000	1,143,626
Towson University Project
Series 2012
07/01/2027	5.000%	700,000	717,682
Total			5,465,069
Other Bond Issue 0.7%
Maryland Community Development Administration
Revenue Bonds
Capital Fund Securitization
Series 2003 (AGM)
07/01/2021	4.400%	5,000	5,016
Maryland Economic Development Corp.
Revenue Bonds
Baltimore City Project
Subordinated Series 2018C
06/01/2038	4.000%	350,000	317,772
Total			322,788
Refunded / Escrowed 15.9%
City of Baltimore
Revenue Bonds
Water Project
Series 1994A Escrowed to Maturity (FGIC)
07/01/2024	5.000%	1,400,000	1,541,092
County of Frederick
Prerefunded 11/30/20 Special Tax Bonds
Urbana Community Development Authority
Series 2010A
07/01/2025	5.000%	510,000	514,396
Maryland Health & Higher Educational Facilities Authority
Prerefunded 05/15/23 Revenue Bonds
Johns Hopkins Health System
Series 2013C
05/15/2033	5.000%	1,500,000	1,676,985
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 07/01/22 Revenue Bonds
Carroll Hospital
Series 2012A
07/01/2027	5.000%	1,000,000	1,075,210
Prerefunded 07/01/24 Revenue Bonds
Western Maryland Health System
Series 2014
07/01/2034	5.250%	1,500,000	1,761,135
State of Maryland
Prerefunded 03/01/23 Unlimited General Obligation Bonds
Series 2015A
03/01/2027	4.000%	1,000,000	1,086,490
Total			7,655,308
Retirement Communities 4.1%
County of Baltimore
Refunding Revenue Bonds
Oak Crest Village, Inc. Facilities
Series 2016
01/01/2029	5.000%	500,000	566,895
Series 2020
01/01/2038	4.000%	330,000	356,803
Riverwood Village, Inc. Project
Series 2020
01/01/2036	4.000%	500,000	548,165
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp.
Series 2017
04/01/2026	5.000%	500,000	513,750
Total			1,985,613
Single Family 1.3%
Maryland Community Development Administration
Revenue Bonds
Series 2019C
03/01/2031	5.000%	500,000	629,425
Special Non Property Tax 5.2%
Maryland Stadium Authority
Revenue Bonds
Construction and Revitalization
Series 2018
05/01/2033	5.000%	1,000,000	1,229,250
State of Maryland Department of Transportation
Revenue Bonds
Series 2019
10/01/2032	4.000%	500,000	589,110
Series 2020
10/01/2033	5.000%	500,000	669,140
Total			2,487,500

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 5.4%
Anne Arundel County Consolidated District
Special Tax Refunding Bonds
Villages of Dorchester & Farmington
Series 2013
07/01/2023	5.000%	225,000	251,777
07/01/2024	5.000%	500,000	559,255
City of Baltimore
Refunding Tax Allocation Bonds
Consolidated Tax Projects
Series 2015
06/15/2027	5.000%	520,000	585,057
County of Frederick(a)
Refunding Special Tax Bonds
Senior Series 2020A
07/01/2030	5.000%	500,000	650,440
County of Montgomery
Refunding Special Tax Bonds
West Germantown Development District
Series 2014
07/01/2025	4.000%	485,000	543,758
Total			2,590,287
State Appropriated 5.7%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Department of Transportation Headquarters
Series 2010
06/01/2022	4.500%	2,000,000	2,134,420
Maryland Stadium Authority
Revenue Bonds
Series 2019C
12/15/2037	4.000%	500,000	586,970
Total			2,721,390
State General Obligation 3.9%
State of Maryland
Unlimited General Obligation Bonds
Series 2017A
08/01/2030	4.000%	500,000	598,235
State & Local Facilities Loan
Series 2018
08/01/2028	5.000%	500,000	659,980
Series 2020A
03/15/2035	4.000%	500,000	613,660
Total			1,871,875
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 5.2%
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	1,000,000	1,252,550
Revenue Bonds
Series 2018
07/01/2036	5.000%	500,000	605,810
Series 2020A
07/15/2038	5.000%	500,000	645,075
Total			2,503,435
Turnpike / Bridge / Toll Road 1.4%
Maryland State Transportation Authority
Revenue Bonds
Transportation FACS Projects
Series 2020
07/01/2038	5.000%	500,000	651,355
Water & Sewer 7.6%
City of Baltimore
Refunding Revenue Bonds
Water Projects
Subordinated Series 2019C
07/01/2035	4.000%	500,000	584,000
Subordinated Revenue Bonds
Series 2014A
07/01/2032	5.000%	1,000,000	1,150,560
Wastewater Project
Series 2017A
07/01/2031	5.000%	1,000,000	1,219,300
Washington Suburban Sanitary Commission
Revenue Bonds
Series 2020
12/01/2030	5.000%	500,000	690,205
Total			3,644,065
Total Municipal Bonds (Cost $44,901,458)			47,321,828

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Money Market Funds 2.0%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(b)	54,952	54,946
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.012%(b)	922,222	922,222
Total Money Market Funds (Cost $977,174)		977,168
Total Investments in Securities (Cost: $45,878,632)		48,298,996
Other Assets & Liabilities, Net		(258,360)
Net Assets		48,040,636
Notes to Portfolio of Investments
(a)	Represents a security purchased on a when-issued basis.
(b)	The rate shown is the seven-day current annualized yield at October 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	47,321,828	—	47,321,828
Money Market Funds	977,168	—	—	977,168
Total Investments in Securities	977,168	47,321,828	—	48,298,996
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Assets and Liabilities
October 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $45,878,632)	$48,298,996
Cash	804
Receivable for:
Capital shares sold	36,575
Interest	628,013
Expense reimbursement due from Investment Manager	232
Prepaid expenses	2,072
Other assets	3,991
Total assets	48,970,683
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	650,720
Capital shares purchased	55,975
Distributions to shareholders	92,228
Management services fees	618
Distribution and/or service fees	127
Transfer agent fees	2,052
Compensation of board members	107,063
Compensation of chief compliance officer	5
Other expenses	21,259
Total liabilities	930,047
Net assets applicable to outstanding capital stock	$48,040,636
Represented by
Paid in capital	45,439,872
Total distributable earnings (loss)	2,600,764
Total - representing net assets applicable to outstanding capital stock	$48,040,636
Class A
Net assets	$11,953,794
Shares outstanding	1,130,535
Net asset value per share	$10.57
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.90
Advisor Class
Net assets	$1,218,341
Shares outstanding	115,169
Net asset value per share	$10.58
Class C
Net assets	$1,648,039
Shares outstanding	155,790
Net asset value per share	$10.58
Institutional Class
Net assets	$7,407,642
Shares outstanding	700,709
Net asset value per share	$10.57
Institutional 3 Class
Net assets	$25,812,820
Shares outstanding	2,433,559
Net asset value per share	$10.61
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020	11

Statement of Operations
Six Months Ended October 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,107
Interest	721,971
Total income	723,078
Expenses:
Management services fees	115,585
Distribution and/or service fees
Class A	15,219
Class C	8,764
Transfer agent fees
Class A	6,181
Advisor Class	603
Class C	890
Institutional Class	3,819
Institutional 3 Class	1,018
Compensation of board members	26,880
Custodian fees	522
Printing and postage fees	4,555
Registration fees	7,344
Audit fees	14,790
Legal fees	4,748
Compensation of chief compliance officer	5
Other	4,201
Total expenses	215,124
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(65,268)
Expense reduction	(20)
Total net expenses	149,836
Net investment income	573,242
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(132,788)
Net realized loss	(132,788)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,223,691
Net change in unrealized appreciation (depreciation)	1,223,691
Net realized and unrealized gain	1,090,903
Net increase in net assets resulting from operations	$1,664,145
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Operations
Net investment income	$573,242	$1,301,008
Net realized gain (loss)	(132,788)	174,925
Net change in unrealized appreciation (depreciation)	1,223,691	(817,014)
Net increase in net assets resulting from operations	1,664,145	658,919
Distributions to shareholders
Net investment income and net realized gains
Class A	(130,615)	(289,199)
Advisor Class	(14,255)	(23,107)
Class C	(12,196)	(27,009)
Institutional Class	(90,145)	(207,095)
Institutional 3 Class	(330,566)	(754,598)
Total distributions to shareholders	(577,777)	(1,301,008)
Decrease in net assets from capital stock activity	(1,587,364)	(105,143)
Total decrease in net assets	(500,996)	(747,232)
Net assets at beginning of period	48,541,632	49,288,864
Net assets at end of period	$48,040,636	$48,541,632
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2020 (Unaudited)		April 30, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	44,562	474,113	146,952	1,563,187
Distributions reinvested	6,322	67,093	13,926	147,757
Redemptions	(70,431)	(746,743)	(155,005)	(1,644,938)
Net increase (decrease)	(19,547)	(205,537)	5,873	66,006
Advisor Class
Subscriptions	14,850	157,810	54,890	580,892
Distributions reinvested	1,331	14,136	2,153	22,848
Redemptions	(12,745)	(135,237)	(16,080)	(170,737)
Net increase	3,436	36,709	40,963	433,003
Class C
Subscriptions	1,138	11,998	67,811	720,493
Distributions reinvested	1,092	11,597	2,115	22,453
Redemptions	(23,250)	(246,334)	(40,234)	(430,318)
Net increase (decrease)	(21,020)	(222,739)	29,692	312,628
Institutional Class
Subscriptions	42,512	451,886	140,089	1,485,111
Distributions reinvested	6,502	68,992	15,596	165,487
Redemptions	(69,517)	(738,672)	(159,889)	(1,679,723)
Net decrease	(20,503)	(217,794)	(4,204)	(29,125)
Institutional 3 Class
Subscriptions	288,111	3,073,713	567,947	6,056,950
Distributions reinvested	877	9,340	1,229	13,085
Redemptions	(380,597)	(4,061,056)	(657,508)	(6,957,690)
Net decrease	(91,609)	(978,003)	(88,332)	(887,655)
Total net decrease	(149,243)	(1,587,364)	(16,008)	(105,143)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020

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Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2020 (Unaudited)	$10.34	0.11	0.23	0.34	(0.11)	—	(0.11)
Year Ended 4/30/2020	$10.47	0.25	(0.13)	0.12	(0.25)	—	(0.25)
Year Ended 4/30/2019	$10.36	0.28	0.17	0.45	(0.28)	(0.06)	(0.34)
Year Ended 4/30/2018	$10.61	0.27	(0.20)	0.07	(0.27)	(0.05)	(0.32)
Year Ended 4/30/2017	$10.90	0.27	(0.29)	(0.02)	(0.27)	—	(0.27)
Year Ended 4/30/2016	$10.81	0.29	0.09	0.38	(0.29)	—	(0.29)
Advisor Class
Six Months Ended 10/31/2020 (Unaudited)	$10.35	0.13	0.23	0.36	(0.13)	—	(0.13)
Year Ended 4/30/2020	$10.47	0.28	(0.12)	0.16	(0.28)	—	(0.28)
Year Ended 4/30/2019	$10.36	0.30	0.18	0.48	(0.31)	(0.06)	(0.37)
Year Ended 4/30/2018	$10.61	0.30	(0.20)	0.10	(0.30)	(0.05)	(0.35)
Year Ended 4/30/2017	$10.90	0.30	(0.29)	0.01	(0.30)	—	(0.30)
Year Ended 4/30/2016	$10.81	0.32	0.09	0.41	(0.32)	—	(0.32)
Class C
Six Months Ended 10/31/2020 (Unaudited)	$10.35	0.07	0.23	0.30	(0.07)	—	(0.07)
Year Ended 4/30/2020	$10.47	0.17	(0.12)	0.05	(0.17)	—	(0.17)
Year Ended 4/30/2019	$10.36	0.20	0.17	0.37	(0.20)	(0.06)	(0.26)
Year Ended 4/30/2018	$10.61	0.19	(0.20)	(0.01)	(0.19)	(0.05)	(0.24)
Year Ended 4/30/2017	$10.90	0.19	(0.29)	(0.10)	(0.19)	—	(0.19)
Year Ended 4/30/2016	$10.81	0.21	0.09	0.30	(0.21)	—	(0.21)
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$10.34	0.13	0.23	0.36	(0.13)	—	(0.13)
Year Ended 4/30/2020	$10.46	0.28	(0.12)	0.16	(0.28)	—	(0.28)
Year Ended 4/30/2019	$10.36	0.30	0.16	0.46	(0.30)	(0.06)	(0.36)
Year Ended 4/30/2018	$10.61	0.30	(0.20)	0.10	(0.30)	(0.05)	(0.35)
Year Ended 4/30/2017	$10.90	0.29	(0.28)	0.01	(0.30)	—	(0.30)
Year Ended 4/30/2016	$10.81	0.32	0.09	0.41	(0.32)	—	(0.32)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2020 (Unaudited)	$10.57	3.32%	1.08%(c)	0.81%(c),(d)	2.12%(c)	7%	$11,954
Year Ended 4/30/2020	$10.34	1.11%	0.96%	0.81%(d)	2.36%	15%	$11,896
Year Ended 4/30/2019	$10.47	4.42%	0.98%(e)	0.79%(d),(e)	2.67%	4%	$11,976
Year Ended 4/30/2018	$10.36	0.65%	0.98%	0.79%(d)	2.55%	9%	$13,494
Year Ended 4/30/2017	$10.61	(0.19%)	1.01%	0.81%	2.50%	20%	$15,125
Year Ended 4/30/2016	$10.90	3.60%	1.04%	0.81%(d)	2.72%	13%	$18,362
Advisor Class
Six Months Ended 10/31/2020 (Unaudited)	$10.58	3.45%	0.82%(c)	0.56%(c),(d)	2.37%(c)	7%	$1,218
Year Ended 4/30/2020	$10.35	1.46%	0.70%	0.56%(d)	2.60%	15%	$1,156
Year Ended 4/30/2019	$10.47	4.68%	0.73%(e)	0.55%(d),(e)	2.94%	4%	$741
Year Ended 4/30/2018	$10.36	0.90%	0.72%	0.54%(d)	2.79%	9%	$274
Year Ended 4/30/2017	$10.61	0.07%	0.72%	0.54%	2.87%	20%	$86
Year Ended 4/30/2016	$10.90	3.86%	0.77%	0.56%(d)	2.97%	13%	$10
Class C
Six Months Ended 10/31/2020 (Unaudited)	$10.58	2.93%	1.82%(c)	1.56%(c),(d)	1.37%(c)	7%	$1,648
Year Ended 4/30/2020	$10.35	0.45%	1.71%	1.56%(d)	1.60%	15%	$1,830
Year Ended 4/30/2019	$10.47	3.64%	1.73%(e)	1.54%(d),(e)	1.91%	4%	$1,540
Year Ended 4/30/2018	$10.36	(0.10%)	1.73%	1.54%(d)	1.80%	9%	$2,497
Year Ended 4/30/2017	$10.61	(0.93%)	1.76%	1.56%	1.76%	20%	$2,807
Year Ended 4/30/2016	$10.90	2.83%	1.79%	1.56%(d)	1.97%	13%	$2,638
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$10.57	3.45%	0.83%(c)	0.56%(c),(d)	2.37%(c)	7%	$7,408
Year Ended 4/30/2020	$10.34	1.46%	0.71%	0.56%(d)	2.60%	15%	$7,458
Year Ended 4/30/2019	$10.46	4.58%	0.73%(e)	0.54%(d),(e)	2.92%	4%	$7,591
Year Ended 4/30/2018	$10.36	0.89%	0.74%	0.55%(d)	2.76%	9%	$7,148
Year Ended 4/30/2017	$10.61	0.06%	0.76%	0.56%	2.75%	20%	$57,704
Year Ended 4/30/2016	$10.90	3.86%	0.79%	0.56%(d)	2.97%	13%	$72,405
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$10.38	0.13	0.23	0.36	(0.13)	—	(0.13)
Year Ended 4/30/2020	$10.50	0.29	(0.12)	0.17	(0.29)	—	(0.29)
Year Ended 4/30/2019	$10.39	0.31	0.18	0.49	(0.32)	(0.06)	(0.38)
Year Ended 4/30/2018	$10.64	0.31	(0.20)	0.11	(0.31)	(0.05)	(0.36)
Year Ended 4/30/2017(f)	$10.55	0.05	0.09(g)	0.14	(0.05)	—	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$10.61	3.49%	0.73%(c)	0.47%(c)	2.46%(c)	7%	$25,813
Year Ended 4/30/2020	$10.38	1.56%	0.62%	0.46%	2.70%	15%	$26,202
Year Ended 4/30/2019	$10.50	4.78%	0.63%(e)	0.44%(e)	3.01%	4%	$27,441
Year Ended 4/30/2018	$10.39	1.02%	0.62%	0.43%	2.93%	9%	$39,116
Year Ended 4/30/2017(f)	$10.64	1.35%	0.58%(c)	0.42%(c)	3.05%(c)	20%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020	19

Notes to Financial Statements
October 31, 2020 (Unaudited)
Note 1. Organization
Columbia Maryland Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class and Institutional 3 Class shares are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
20	Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2020 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
22	Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
For the six months ended October 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Institutional Class	0.10
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2020, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	8,257
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through August 31, 2021
Class A	0.81%
Advisor Class	0.56
Class C	1.56
Institutional Class	0.56
Institutional 3 Class	0.47
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
45,879,000	2,513,000	(93,000)	2,420,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,533,609 and $4,410,628, respectively, for the six months ended October 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
24	Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2020.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to
Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current
26	Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At October 31, 2020, one unaffiliated shareholder of record owned 64.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund has approved a Plan of Liquidation and Termination pursuant to which the Fund will be liquidated and terminated. Effective January 11, 2021, the fund will no longer be open to new investors, and any applicable contingent deferred sales charges will be waived on redemptions and exchanges out of the fund. It is currently anticipated that the Fund will be liquidated on or about May 7, 2021, at which time the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory
Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
28	Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Maryland Intermediate Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020	29

Approval of Management Agreement  (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
30	Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Maryland Intermediate Municipal Bond Fund | Semiannual Report 2020	31

Columbia Maryland Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR190_04_K01_(12/20)

SemiAnnual Report
October 31, 2020
Columbia Georgia Intermediate Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Georgia Intermediate Municipal Bond Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Georgia Intermediate Municipal Bond Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income exempt from U.S. federal income tax and Georgia individual income tax, consistent with moderate fluctuation of principal.
The Board of Trustees of the Fund has approved a Plan of Liquidation and Termination (the Plan). Under the terms of the Plan, it is anticipated that the Fund will be liquidated on or about May 7, 2021 (the Liquidation Date).
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended October 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/04/92	3.86	2.89	2.45	2.65
	Including sales charges		0.74	-0.24	1.83	2.34
Advisor Class*		03/19/13	3.99	3.14	2.70	2.91
Class C	Excluding sales charges	06/17/92	3.46	2.12	1.68	1.89
	Including sales charges		2.46	1.12	1.68	1.89
Institutional Class		03/01/92	3.99	3.14	2.70	2.91
Institutional 3 Class*		03/01/17	4.03	3.25	2.78	2.95
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			4.67	3.84	3.41	3.66
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products /mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2020)
AAA rating	11.8
AA rating	54.2
A rating	27.7
BBB rating	5.2
BB rating	1.1
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is Not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be Not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2020 — October 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,038.60	1,021.01	4.14	4.10	0.81
Advisor Class	1,000.00	1,000.00	1,039.90	1,022.26	2.86	2.84	0.56
Class C	1,000.00	1,000.00	1,034.60	1,017.25	7.96	7.89	1.56
Institutional Class	1,000.00	1,000.00	1,039.90	1,022.26	2.86	2.84	0.56
Institutional 3 Class	1,000.00	1,000.00	1,040.30	1,022.76	2.35	2.33	0.46
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020	5

Portfolio of Investments
October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 6.1%
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General
Series 2010C
01/01/2025	5.000%	1,500,000	1,511,535
Revenue Bonds
Series 2012B
01/01/2027	5.000%	1,000,000	1,049,830
Total			2,561,365
Higher Education 15.4%
Bulloch County Development Authority
Refunding Revenue Bonds
Georgia Southern University Housing Foundation
Series 2012 (AGM)
08/01/2027	5.000%	500,000	532,055
Carrollton Payroll Development Authority
Refunding Revenue Bonds
Anticipation Certificates - UWG Campus Center
Series 2012 (AGM)
08/01/2025	5.000%	800,000	859,632
Dahlonega Downtown Development Authority
Refunding Revenue Bonds
North Georgia MAC LLC Project
Series 2017
07/01/2032	4.000%	1,000,000	1,139,310
Development Authority of Bulloch County
Unrefunded Refunding Revenue Bond
Georgia Southern University Housing Foundation
Series 2017
07/01/2034	5.000%	400,000	476,128
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	1,000,000	1,128,460
Gwinnett County Development Authority
Refunding Revenue Bonds
Georgia Gwinnett College Student Housing
Series 2017
07/01/2034	5.000%	1,000,000	1,179,370
Private Colleges & Universities Authority
Revenue Bonds
Emory University
Series 2019A
09/01/2037	5.000%	300,000	383,397
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Richmond County Development Authority
Refunding Revenue Bonds
ASU Jaguar Student Housing
Series 2012 (AGM)
02/01/2027	5.000%	750,000	814,575
Total			6,512,927
Hospital 14.2%
Carroll City-County Hospital Authority
Refunding Revenue Bonds
Tanner Medical Center, Inc. Project
Series 2016
07/01/2030	4.000%	1,000,000	1,147,740
Cedartown Polk County Hospital Authority
Revenue Bonds
Floyd Healthcare Polk Medical Center
RAC Series 2016
07/01/2034	5.000%	475,000	539,994
Cobb County Kennestone Hospital Authority(a)
Refunding Revenue Bonds
WellStar Health System, Inc. Project
Series 2021
04/01/2026	5.000%	300,000	358,806
04/01/2027	5.000%	200,000	243,638
Coweta County Development Authority
Refunding Revenue Bonds
Piedmont Healthcare, Inc.
Series 2020
07/01/2037	5.000%	500,000	616,415
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2033	5.000%	300,000	365,826
DeKalb Private Hospital Authority
Revenue Bonds
Children’s Healthcare of Atlanta
Series 2019
07/01/2035	5.000%	500,000	631,065
Floyd County Hospital Authority
Refunding Revenue Bonds
Floyd Medical Center Project
Series 2016
07/01/2039	4.000%	1,050,000	1,161,468
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2030	5.000%	300,000	363,207
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Glynn-Brunswick Memorial Hospital Authority
Refunding Revenue Bonds
Anticipation Certificates
Series 2020
08/01/2036	4.000%	500,000	558,605
Total			5,986,764
Investor Owned 1.2%
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	500,000	517,670
Joint Power Authority 6.0%
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Project One
Subordinated Series 2015A
01/01/2032	5.000%	1,000,000	1,140,740
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/2021	5.250%	1,395,000	1,405,714
Total			2,546,454
Local Appropriation 0.6%
Macon-Bibb County Urban Development Authority
Refunding Revenue Bonds
Macon-Bibb County Public Project
Series 2017
12/01/2032	5.000%	200,000	248,072
Local General Obligation 24.2%
Cherokee County Board of Education
Unlimited General Obligation Bonds
Series 2014A
08/01/2030	5.000%	1,000,000	1,162,580
City of Atlanta
Unlimited General Obligation Refunding Bonds
Series 2014A
12/01/2026	5.000%	500,000	595,115
Forsyth County School District
Unlimited General Obligation Bonds
Series 2014
02/01/2028	5.000%	500,000	574,400
Series 2018
02/01/2033	5.000%	500,000	634,645
Gainesville School District
Unlimited General Obligation Bonds
Series 2020
11/01/2030	5.000%	500,000	685,115
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gwinnett County School District
Unlimited General Obligation Refunding Bonds
Series 2010
02/01/2024	5.000%	1,000,000	1,153,360
Hall County School District
Unlimited General Obligation Bonds
Series 2020 (BAM)
BUILD AMERICA MUTUAL ASSURANCE CO
02/01/2034	4.000%	500,000	622,225
Heard County Public Facilities Authority
Revenue Bonds
School District Project
Series 2020
03/01/2028	5.000%	500,000	651,220
Jefferson City School District
Unlimited General Obligation Refunding Bonds
Series 2017
02/01/2031	4.000%	500,000	591,425
Lawrenceville Building Authority
Revenue Bonds
Lawrenceville Performing Arts
Series 2019
10/01/2035	3.000%	500,000	540,140
10/01/2036	3.000%	500,000	539,925
Pierce County School District
Unlimited General Obligation Bonds
Series 2017
01/01/2032	4.000%	425,000	498,338
South Fulton Municipal Regional Water & Sewer Authority
Refunding Revenue Bonds
Series 2014
01/01/2031	5.000%	1,000,000	1,117,670
Villa Rica Public Facilities Authority
Refunding Revenue Bonds
Water & Sewer Project
Series 2015
03/01/2031	5.000%	750,000	871,470
Total			10,237,628
Multi-Family 2.5%
Cobb County Development Authority
Refunding Revenue Bonds
Kennesaw State University
Series 2014
07/15/2029	5.000%	980,000	1,048,110

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Utility 1.6%
City of Buford Combined Utility System
Revenue Bonds
Series 2020 (AGM)
07/01/2026	4.000%	140,000	165,602
07/01/2033	4.000%	415,000	491,683
Total			657,285
Prep School 1.1%
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	5.000%	445,000	450,660
Prepaid Gas 1.4%
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019C
09/01/2026	5.000%	500,000	609,730
Refunded / Escrowed 2.4%
Development Authority of Bulloch County
Prerefunded 07/01/27 Revenue Bonds
Georgia Southern University
Series 2017
07/01/2034	5.000%	100,000	128,990
Georgia State Road & Tollway Authority(b),(c)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	1,000,000	905,590
Total			1,034,580
Sales Tax 1.3%
Metropolitan Atlanta Rapid Transit Authority
Revenue Bonds
Series 2019A
07/01/2036	3.000%	500,000	545,240
Single Family 2.5%
Georgia Housing & Finance Authority
Revenue Bonds
Series 2014B-1
12/01/2029	3.000%	1,000,000	1,049,930
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 4.2%
Atlanta & Fulton County Recreation Authority
Refunding Revenue Bonds
Park Improvement
Series 2014A
12/01/2028	5.000%	525,000	622,755
12/01/2033	5.000%	1,000,000	1,167,610
Total			1,790,365
State General Obligation 1.4%
State of Georgia
Unlimited General Obligation Bonds
Series 2018A
07/01/2035	4.000%	500,000	594,600
Water & Sewer 12.4%
Augusta Water & Sewerage
Refunding Revenue Bonds
Series 2017
10/01/2029	3.000%	750,000	827,587
Cherokee County Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
08/01/2031	5.000%	250,000	303,463
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2017A
11/01/2034	5.000%	1,000,000	1,255,670
City of Cartersville
Refunding Revenue Bonds
Series 2018
06/01/2035	4.000%	500,000	584,015
County of Columbia Water & Sewerage
Refunding Revenue Bonds
Forward Delivery
Series 2020
06/01/2035	5.000%	450,000	597,888
County of DeKalb Water & Sewage
Refunding Revenue Bonds
Series 2006B
10/01/2021	5.250%	1,000,000	1,045,760
Etowah Water & Sewer Authority
Refunding Revenue Bonds
Series 2019 (BAM)
03/01/2028	5.000%	500,000	640,550
Total			5,254,933
Total Municipal Bonds (Cost $39,480,253)			41,646,313

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Money Market Funds 2.3%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(d)	207,236	207,216
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.012%(d)	754,441	754,441
Total Money Market Funds (Cost $961,677)		961,657
Total Investments in Securities (Cost: $40,441,930)		42,607,970
Other Assets & Liabilities, Net		(321,003)
Net Assets		42,286,967
Notes to Portfolio of Investments
(a)	Represents a security purchased on a when-issued basis.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2020, the total value of these securities amounted to $905,590, which represents 2.14% of total net assets.
(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at October 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	41,646,313	—	41,646,313
Money Market Funds	961,657	—	—	961,657
Total Investments in Securities	961,657	41,646,313	—	42,607,970
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Assets and Liabilities
October 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $40,441,930)	$42,607,970
Cash	734
Receivable for:
Capital shares sold	30,973
Interest	471,184
Expense reimbursement due from Investment Manager	232
Prepaid expenses	2,044
Total assets	43,113,137
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	602,065
Capital shares purchased	12,702
Distributions to shareholders	79,299
Management services fees	543
Distribution and/or service fees	102
Transfer agent fees	4,957
Compensation of board members	105,127
Compensation of chief compliance officer	5
Other expenses	21,370
Total liabilities	826,170
Net assets applicable to outstanding capital stock	$42,286,967
Represented by
Paid in capital	39,796,756
Total distributable earnings (loss)	2,490,211
Total - representing net assets applicable to outstanding capital stock	$42,286,967
Class A
Net assets	$9,795,978
Shares outstanding	922,967
Net asset value per share	$10.61
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.94
Advisor Class
Net assets	$248,352
Shares outstanding	23,428
Net asset value per share	$10.60
Class C
Net assets	$1,288,569
Shares outstanding	121,375
Net asset value per share	$10.62
Institutional Class
Net assets	$30,634,166
Shares outstanding	2,886,967
Net asset value per share	$10.61
Institutional 3 Class
Net assets	$319,902
Shares outstanding	30,077
Net asset value per share	$10.64
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020	11

Statement of Operations
Six Months Ended October 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$813
Interest	594,016
Total income	594,829
Expenses:
Management services fees	98,955
Distribution and/or service fees
Class A	12,052
Class C	6,908
Transfer agent fees
Class A	5,989
Advisor Class	139
Class C	859
Institutional Class	18,949
Institutional 3 Class	37
Compensation of board members	26,440
Custodian fees	437
Printing and postage fees	4,198
Registration fees	1,642
Audit fees	14,790
Legal fees	4,704
Compensation of chief compliance officer	5
Other	4,144
Total expenses	200,248
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(63,738)
Total net expenses	136,510
Net investment income	458,319
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	26,183
Net realized gain	26,183
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,093,575
Net change in unrealized appreciation (depreciation)	1,093,575
Net realized and unrealized gain	1,119,758
Net increase in net assets resulting from operations	$1,578,077
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Operations
Net investment income	$458,319	$1,052,381
Net realized gain	26,183	234,741
Net change in unrealized appreciation (depreciation)	1,093,575	(350,656)
Net increase in net assets resulting from operations	1,578,077	936,466
Distributions to shareholders
Net investment income and net realized gains
Class A	(97,916)	(236,754)
Advisor Class	(2,558)	(7,357)
Class C	(8,829)	(25,660)
Institutional Class	(348,272)	(773,158)
Institutional 3 Class	(4,424)	(9,452)
Total distributions to shareholders	(461,999)	(1,052,381)
Increase in net assets from capital stock activity	940,293	2,939
Total increase (decrease) in net assets	2,056,371	(112,976)
Net assets at beginning of period	40,230,596	40,343,572
Net assets at end of period	$42,286,967	$40,230,596
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2020 (Unaudited)		April 30, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	144,328	1,543,953	122,112	1,282,512
Distributions reinvested	6,586	70,109	16,668	175,433
Redemptions	(101,030)	(1,079,567)	(264,922)	(2,779,330)
Net increase (decrease)	49,884	534,495	(126,142)	(1,321,385)
Advisor Class
Subscriptions	5,423	57,654	—	—
Distributions reinvested	230	2,445	676	7,108
Redemptions	(225)	(2,388)	(12,703)	(131,503)
Net increase (decrease)	5,428	57,711	(12,027)	(124,395)
Class C
Subscriptions	1,091	11,441	798	8,397
Distributions reinvested	742	7,905	2,062	21,708
Redemptions	(16,968)	(181,725)	(76,549)	(803,060)
Net decrease	(15,135)	(162,379)	(73,689)	(772,955)
Institutional Class
Subscriptions	363,738	3,865,157	940,996	9,942,581
Distributions reinvested	6,298	67,035	14,441	151,993
Redemptions	(287,997)	(3,055,504)	(794,305)	(8,416,377)
Net increase	82,039	876,688	161,132	1,678,197
Institutional 3 Class
Subscriptions	42,924	449,344	54,386	571,199
Distributions reinvested	357	3,807	870	9,185
Redemptions	(78,032)	(819,373)	(3,541)	(36,907)
Net increase (decrease)	(34,751)	(366,222)	51,715	543,477
Total net increase	87,465	940,293	989	2,939
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020

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Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2020 (Unaudited)	$10.32	0.11	0.29	0.40	(0.11)	—	(0.11)
Year Ended 4/30/2020	$10.35	0.24	(0.03)	0.21	(0.24)	—	(0.24)
Year Ended 4/30/2019	$10.17	0.27	0.18	0.45	(0.27)	—	(0.27)
Year Ended 4/30/2018	$10.45	0.26	(0.24)	0.02	(0.26)	(0.04)	(0.30)
Year Ended 4/30/2017	$10.88	0.27	(0.37)	(0.10)	(0.27)	(0.06)	(0.33)
Year Ended 4/30/2016	$10.81	0.29	0.11	0.40	(0.29)	(0.04)	(0.33)
Advisor Class
Six Months Ended 10/31/2020 (Unaudited)	$10.31	0.12	0.29	0.41	(0.12)	—	(0.12)
Year Ended 4/30/2020	$10.34	0.27	(0.03)	0.24	(0.27)	—	(0.27)
Year Ended 4/30/2019	$10.15	0.30	0.19	0.49	(0.30)	—	(0.30)
Year Ended 4/30/2018	$10.44	0.28	(0.25)	0.03	(0.28)	(0.04)	(0.32)
Year Ended 4/30/2017	$10.87	0.30	(0.38)	(0.08)	(0.29)	(0.06)	(0.35)
Year Ended 4/30/2016	$10.79	0.32	0.12	0.44	(0.32)	(0.04)	(0.36)
Class C
Six Months Ended 10/31/2020 (Unaudited)	$10.33	0.07	0.29	0.36	(0.07)	—	(0.07)
Year Ended 4/30/2020	$10.36	0.16	(0.03)	0.13	(0.16)	—	(0.16)
Year Ended 4/30/2019	$10.17	0.20	0.19	0.39	(0.20)	—	(0.20)
Year Ended 4/30/2018	$10.46	0.18	(0.25)	(0.07)	(0.18)	(0.04)	(0.22)
Year Ended 4/30/2017	$10.88	0.19	(0.36)	(0.17)	(0.19)	(0.06)	(0.25)
Year Ended 4/30/2016	$10.81	0.21	0.11	0.32	(0.21)	(0.04)	(0.25)
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$10.32	0.12	0.29	0.41	(0.12)	—	(0.12)
Year Ended 4/30/2020	$10.35	0.27	(0.03)	0.24	(0.27)	—	(0.27)
Year Ended 4/30/2019	$10.16	0.30	0.19	0.49	(0.30)	—	(0.30)
Year Ended 4/30/2018	$10.45	0.28	(0.25)	0.03	(0.28)	(0.04)	(0.32)
Year Ended 4/30/2017	$10.88	0.30	(0.37)	(0.07)	(0.30)	(0.06)	(0.36)
Year Ended 4/30/2016	$10.81	0.32	0.11	0.43	(0.32)	(0.04)	(0.36)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2020 (Unaudited)	$10.61	3.86%	1.11%(c)	0.81%(c)	2.01%(c)	1%	$9,796
Year Ended 4/30/2020	$10.32	2.02%	0.99%	0.81%	2.30%	21%	$9,014
Year Ended 4/30/2019	$10.35	4.53%	1.02%(d)	0.81%(d)	2.68%	3%	$10,347
Year Ended 4/30/2018	$10.17	0.12%	0.98%	0.81%	2.45%	12%	$11,819
Year Ended 4/30/2017	$10.45	(0.93%)	1.03%	0.81%	2.54%	14%	$18,934
Year Ended 4/30/2016	$10.88	3.78%	1.04%	0.81%	2.73%	13%	$20,377
Advisor Class
Six Months Ended 10/31/2020 (Unaudited)	$10.60	3.99%	0.85%(c)	0.56%(c)	2.26%(c)	1%	$248
Year Ended 4/30/2020	$10.31	2.27%	0.75%	0.56%	2.55%	21%	$186
Year Ended 4/30/2019	$10.34	4.90%	0.79%(d)	0.56%(d)	2.95%	3%	$311
Year Ended 4/30/2018	$10.15	0.27%	0.73%	0.56%	2.69%	12%	$126
Year Ended 4/30/2017	$10.44	(0.68%)	0.77%	0.56%	2.79%	14%	$275
Year Ended 4/30/2016	$10.87	4.14%	0.79%	0.56%	2.98%	13%	$250
Class C
Six Months Ended 10/31/2020 (Unaudited)	$10.62	3.46%	1.86%(c)	1.56%(c)	1.26%(c)	1%	$1,289
Year Ended 4/30/2020	$10.33	1.25%	1.74%	1.56%	1.56%	21%	$1,410
Year Ended 4/30/2019	$10.36	3.85%	1.77%(d)	1.56%(d)	1.93%	3%	$2,177
Year Ended 4/30/2018	$10.17	(0.72%)	1.73%	1.56%	1.70%	12%	$3,068
Year Ended 4/30/2017	$10.46	(1.57%)	1.78%	1.56%	1.78%	14%	$3,733
Year Ended 4/30/2016	$10.88	3.01%	1.79%	1.56%	1.98%	13%	$4,996
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$10.61	3.99%	0.86%(c)	0.56%(c)	2.26%(c)	1%	$30,634
Year Ended 4/30/2020	$10.32	2.27%	0.74%	0.56%	2.53%	21%	$28,951
Year Ended 4/30/2019	$10.35	4.90%	0.76%(d)	0.56%(d)	2.93%	3%	$27,373
Year Ended 4/30/2018	$10.16	0.28%	0.73%	0.56%	2.70%	12%	$37,698
Year Ended 4/30/2017	$10.45	(0.68%)	0.78%	0.56%	2.79%	14%	$46,421
Year Ended 4/30/2016	$10.88	4.04%	0.79%	0.56%	2.98%	13%	$52,315
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$10.35	0.13	0.29	0.42	(0.13)	—	(0.13)
Year Ended 4/30/2020	$10.38	0.27	(0.02)	0.25	(0.28)	—	(0.28)
Year Ended 4/30/2019	$10.19	0.31	0.19	0.50	(0.31)	—	(0.31)
Year Ended 4/30/2018	$10.48	0.29	(0.25)	0.04	(0.29)	(0.04)	(0.33)
Year Ended 4/30/2017(e)	$10.41	0.05	0.07	0.12	(0.05)	—	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$10.64	4.03%	0.75%(c)	0.46%(c)	2.41%(c)	1%	$320
Year Ended 4/30/2020	$10.35	2.38%	0.61%	0.46%	2.61%	21%	$671
Year Ended 4/30/2019	$10.38	5.00%	0.66%(d)	0.45%(d)	3.04%	3%	$136
Year Ended 4/30/2018	$10.19	0.39%	0.61%	0.46%	2.82%	12%	$140
Year Ended 4/30/2017(e)	$10.48	1.17%	0.64%(c)	0.43%(c)	3.04%(c)	14%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020	19

Notes to Financial Statements
October 31, 2020 (Unaudited)
Note 1. Organization
Columbia Georgia Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class and Institutional 3 Class shares are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
20	Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2020 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
22	Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
For the six months ended October 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 3 Class	0.02
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	6,776
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2020 through August 31, 2021	Prior to September 1, 2020
Class A	0.81%	0.81%
Advisor Class	0.56	0.56
Class C	1.56	1.56
Institutional Class	0.56	0.56
Institutional 3 Class	0.45	0.46
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
40,442,000	2,217,000	(51,000)	2,166,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,596,159 and $537,120, respectively, for the six months ended October 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
24	Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2020.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to
Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current
26	Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At October 31, 2020, one unaffiliated shareholder of record owned 65.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund has approved a Plan of Liquidation and Termination pursuant to which the Fund will be liquidated and terminated. Effective January 11, 2021, the fund will no longer be open to new investors, and any applicable contingent deferred sales charges will be waived on redemptions and exchanges out of the fund. It is currently anticipated that the Fund will be liquidated on or about May 7, 2021, at which time the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
28	Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Georgia Intermediate Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020	29

Approval of Management Agreement  (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
30	Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Georgia Intermediate Municipal Bond Fund | Semiannual Report 2020	31

Columbia Georgia Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR152_04_K01_(12/20)

SemiAnnual Report
October 31, 2020
Columbia Short Term Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Term Municipal Bond Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Short Term Municipal Bond Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income exempt from federal income tax, consistent with minimal fluctuation of principal.
Portfolio management
Catherine Stienstra
Co-Portfolio Manager
Managed Fund since 2012
Anders Myhran, CFA
Co-Portfolio Manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended October 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/02/93	2.14	1.29	1.19	0.99
	Including sales charges		1.15	0.23	0.98	0.88
Advisor Class*		03/19/13	2.26	1.54	1.46	1.25
Class C	Excluding sales charges	05/19/94	1.75	0.53	0.43	0.23
	Including sales charges		0.75	-0.47	0.43	0.23
Institutional Class		10/07/93	2.27	1.54	1.44	1.24
Institutional 2 Class*		11/08/12	2.39	1.68	1.51	1.30
Institutional 3 Class*		03/01/17	2.41	1.73	1.51	1.27
Bloomberg Barclays 1-3 Year Municipal Bond Index			1.70	2.21	1.52	1.33
Returns for Class A shares are shown with and without the maximum initial sales charge of 1.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 1-3 Year Municipal Bond Index is an unmanaged index which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to three years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2020)
AAA rating	5.4
AA rating	27.8
A rating	38.4
BBB rating	11.0
BB rating	0.5
Not rated	16.9
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is Not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be Not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at October 31, 2020)
New York	20.2
Illinois	11.7
New Jersey	7.9
Connecticut	4.8
Massachusetts	4.7
Pennsylvania	4.2
Texas	3.8
Georgia	3.4
Indiana	2.9
Washington	2.6
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia Short Term Municipal Bond Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2020 — October 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,021.40	1,021.76	3.34	3.35	0.66
Advisor Class	1,000.00	1,000.00	1,022.60	1,023.01	2.08	2.08	0.41
Class C	1,000.00	1,000.00	1,017.50	1,018.00	7.13	7.13	1.41
Institutional Class	1,000.00	1,000.00	1,022.70	1,023.01	2.08	2.08	0.41
Institutional 2 Class	1,000.00	1,000.00	1,023.90	1,023.21	1.88	1.88	0.37
Institutional 3 Class	1,000.00	1,000.00	1,024.10	1,023.46	1.62	1.62	0.32
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2020	5

Portfolio of Investments
October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 2.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Minnesota 0.5%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	0.110%	3,900,000	3,900,000
New York 1.5%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	0.110%	3,600,000	3,600,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	0.110%	1,000,000	1,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.110%	5,145,000	5,145,000
06/15/2050	0.110%	1,050,000	1,050,000
Total			10,795,000
Total Floating Rate Notes (Cost $14,695,000)			14,695,000

Municipal Bonds 86.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.1%
Black Belt Energy Gas District
Revenue Bonds
Series 2017-A (Mandatory Put 07/01/22)
08/01/2047	4.000%	2,500,000	2,636,025
Series 2018A (Mandatory Put 12/01/23)
12/01/2048	4.000%	4,970,000	5,414,169
Black Belt Energy Gas District(c)
Revenue Bonds
Series 2018B-2 (Mandatory Put 12/01/23)
Muni Swap Index Yield + 0.620% 12/01/2048	0.740%	5,000,000	5,005,300
Industrial Development Board of the City of Mobile
Senior Revenue Bonds
Alabama Power Co. - Barry Plant Project
Series 2020 (Mandatory Put 06/26/25)
06/01/2034	1.000%	1,150,000	1,151,794
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeast Alabama Gas Supply District (The)
Revenue Bonds
Project #2
Series 2018A
06/01/2021	4.000%	1,000,000	1,019,340
Total			15,226,628
Alaska 0.7%
Alaska Industrial Development & Export Authority
Refunding Revenue Bonds
Greater Fairbanks Community Hospital Foundation Project
Series 2019
04/01/2023	5.000%	1,870,000	2,059,973
04/01/2024	5.000%	1,800,000	2,050,326
Alaska Municipal Bond Bank Authority
Refunding Revenue Bonds
Series 2020-1
12/01/2022	5.000%	700,000	762,916
Total			4,873,215
Arizona 1.7%
Arizona Industrial Development Authority
Revenue Bonds
Lincoln South Beltway Project
Series 2020
02/01/2023	5.000%	1,250,000	1,369,900
05/01/2023	5.000%	1,000,000	1,106,460
Phoenix Children’s Hospital
Series 2020
02/01/2026	5.000%	550,000	671,935
Chandler Industrial Development Authority(d)
Revenue Bonds
Intel Corp.
Series 2019 (Mandatory Put 06/03/24)
06/01/2049	5.000%	1,450,000	1,665,340
Coconino County Pollution Control Corp.(d)
Refunding Revenue Bonds
Nevada Power Co.
Series 2020 (Mandatory Put 03/31/23)
09/01/2032	1.875%	1,500,000	1,509,075
Maricopa County Industrial Development Authority(c)
Refunding Revenue Bonds
Banner Health Obligation
Series 2019 (Mandatory Put 10/18/24)
Muni Swap Index Yield + 0.570% 01/01/2035	0.690%	1,465,000	1,457,587
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Short Term Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salt River Project Agricultural Improvement & Power District(e)
Refunding Revenue Bonds
Forward Delivery
Series 2021
01/01/2024	5.000%	4,250,000	4,674,915
Total			12,455,212
California 1.6%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2022	4.000%	300,000	316,968
06/01/2023	4.000%	400,000	436,244
California Housing Finance
Revenue Bonds
Santa Ana Towers
Series 2020F (Mandatory Put 04/01/22)
04/01/2024	1.450%	2,000,000	2,014,120
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,745,000	2,026,294
County of Riverside(d)
Revenue Bonds
Series 1989A Escrowed to Maturity (GNMA)
05/01/2021	7.800%	1,500,000	1,553,160
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2020	5.000%	2,235,000	2,235,478
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Refunding Revenue Bonds
Series 2019H
05/01/2021	5.000%	2,570,000	2,625,615
Total			11,207,879
Colorado 2.1%
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	1,925,000	2,339,433
Series 2020B-1
11/15/2021	5.000%	3,015,000	3,152,092
11/15/2022	5.000%	3,160,000	3,434,509
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019B (Mandatory Put 08/01/26)
08/01/2049	5.000%	2,000,000	2,368,360
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Colorado Hospital Authority
Revenue Bonds
Obligation Group
Series 2017 (Mandatory Put 03/01/22)
11/15/2038	5.000%	3,650,000	3,773,078
Total			15,067,472
Connecticut 4.7%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2017B
08/15/2026	5.000%	3,250,000	3,895,580
City of Waterbury
Unlimited General Obligation Bonds
Series 2017A
11/15/2020	4.000%	350,000	350,553
11/15/2021	5.000%	500,000	523,905
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2021	5.000%	425,000	441,282
Connecticut Housing Finance Authority(d)
Refunding Revenue Bonds
Subordinated Series 2018A-2
05/15/2021	2.150%	1,595,000	1,605,575
11/15/2021	2.250%	1,625,000	1,647,490
05/15/2022	2.375%	1,460,000	1,491,375
Revenue Bonds
Subordinated Series 2017C-2
05/15/2021	3.000%	2,680,000	2,708,435
11/15/2021	3.000%	4,435,000	4,482,055
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2022	5.000%	400,000	427,948
Unlimited General Obligation Bonds
Green Bonds
Series 2016F
10/15/2030	5.000%	2,410,000	2,923,812
Series 2012B
04/15/2027	5.000%	3,000,000	3,187,200
Series 2016E
10/15/2034	5.000%	1,620,000	1,936,548
Series 2020C
06/01/2023	4.000%	400,000	436,980
Series 2020E
09/15/2028	4.000%	3,190,000	3,347,299

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Connecticut Special Tax
Revenue Bonds
Series 2018B
10/01/2031	5.000%	3,535,000	4,464,775
Total			33,870,812
District of Columbia 1.6%
District of Columbia
Revenue Bonds
Federal Highway Grant Anticipation
Series 2011
12/01/2023	5.250%	1,750,000	1,756,510
District of Columbia Housing Finance Agency
Revenue Bonds
Series 2018B-1 (FHA) (Mandatory Put 03/01/22)
09/01/2023	2.550%	5,175,000	5,313,379
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Series 2016A
10/01/2035	5.000%	4,000,000	4,687,240
Total			11,757,129
Florida 2.2%
City of Jacksonville
Refunding Revenue Bonds
Brooks Rehabilitation
Series 2017
11/01/2028	5.000%	2,705,000	3,305,023
City of Port St. Lucie
Special Assessment Refunding Revenue Bonds
Series 2016
07/01/2026	2.250%	1,750,000	1,891,208
County of Broward Airport System(d)
Revenue Bonds
Series 2017
10/01/2021	5.000%	1,480,000	1,539,496
County of Lee Solid Waste System(d)
Refunding Revenue Bonds
Series 2016 (NPFGC)
10/01/2022	5.000%	3,100,000	3,329,214
Florida Ports Financing Commission(d)
Refunding Revenue Bonds
Transportation Fund
Seris 2011B
06/01/2023	5.000%	3,000,000	3,077,970
Miami-Dade County Housing Finance Authority
Revenue Bonds
Series 2020 (Mandatory Put 04/01/22)
04/01/2023	1.400%	1,000,000	1,007,650
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2025	3.750%	2,000,000	1,867,100
Total			16,017,661
Georgia 3.4%
Burke County Development Authority
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2015 (Mandatory Put 12/11/20)
10/01/2032	2.350%	7,700,000	7,714,168
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	1,000,000	1,035,340
City of Atlanta
Refunding Tax Allocation Bonds
Atlantic Station Project
Series 2017
12/01/2020	5.000%	1,000,000	1,003,394
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2007A
03/15/2021	5.000%	5,000,000	5,073,500
Series 2019B (Mandatory Put 12/02/24)
08/01/2049	4.000%	3,360,000	3,809,837
Series 2019C
09/01/2024	5.000%	1,500,000	1,736,775
Monroe County Development Authority
Revenue Bonds
Georgia Power Co. Plant Scherer
Series 2015 (Mandatory Put 12/11/20)
10/01/2048	2.350%	4,000,000	4,007,480
Total			24,380,494
Illinois 11.6%
Chicago Midway International Airport(d)
Refunding Revenue Bonds
2nd Lien
Series 2014A
01/01/2022	5.000%	2,000,000	2,089,000
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
General Senior Lien
Series 2012B
01/01/2022	5.000%	5,000,000	5,263,750
Series 2013A
01/01/2022	5.000%	5,675,000	5,974,356

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Short Term Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015A
01/01/2028	5.000%	2,000,000	2,302,500
Chicago Park District
Limited Tax General Obligation Refunding Bonds
Series 2014D
01/01/2021	5.000%	1,000,000	1,005,730
City of Chicago
Unlimited General Obligation Notes
Series 2015A Escrowed to Maturity
01/01/2021	5.000%	5,000,000	5,038,050
Unlimited General Obligation Refunding Bonds
Project
Series 2014A Escrowed to Maturity
01/01/2021	5.000%	4,875,000	4,912,489
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2008
01/01/2024	5.000%	2,200,000	2,473,944
Series 2015C
01/01/2021	5.000%	1,000,000	1,006,880
Revenue Bonds
2nd Lien
Series 2014
01/01/2021	3.000%	1,795,000	1,801,588
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2020	5.000%	5,000,000	5,001,180
11/01/2021	5.000%	2,115,000	2,204,761
Series 2016
11/01/2022	5.000%	3,220,000	3,473,060
Revenue Bonds
2nd Lien
Series 2012
11/01/2021	4.000%	1,500,000	1,548,810
City of Granite City(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 05/03/21)
05/01/2027	2.450%	2,500,000	2,521,300
Cook County Community College District No. 535 Oakton
Limited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	4.000%	1,480,000	1,688,192
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
DeKalb County Community Unit School District No. 424 Genoa-Kingston(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2001 (AMBAC)
01/01/2021	0.000%	1,500,000	1,497,945
Illinois Development Finance Authority(f)
Revenue Bonds
Zero Regency Park
Series 1991 Escrowed to Maturity
07/15/2023	0.000%	2,395,000	2,362,931
Illinois Finance Authority
Refunding Revenue Bonds
American Water Capital Corp. Project
Series 2020 (Mandatory Put 09/01/23)
05/01/2040	0.700%	2,000,000	1,993,640
Swedish Covenant Hospital
Series 2016 Escrowed to Maturity
08/15/2021	5.000%	455,000	471,899
Revenue Bonds
Loyola University of Chicago
Series 2012B
07/01/2025	5.000%	1,500,000	1,604,730
Illinois Finance Authority(c)
Refunding Revenue Bonds
Presbyterian Home
Series 2016 (Mandatory Put 05/01/21)
0.7 x 1-month USD LIBOR + 1.350% 05/01/2036	1.454%	2,400,000	2,400,192
Kane Cook & DuPage Counties School District No. U-46 Elgin(f)
Unrefunded Unlimited General Obligation Bonds
Series 2003B (AMBAC)
01/01/2023	0.000%	2,000,000	1,968,800
Kendall Kane & Will Counties Community Unit School District No. 308(f)
Unlimited General Obligation Bonds
Capital Appreciation-School
Series 2018 (AGM)
02/01/2022	0.000%	1,950,000	1,933,249
Kendall Kane & Will Counties Community Unit School District No. 308
Unlimited General Obligation Refunding Bonds
Series 2011A
02/01/2023	5.500%	2,000,000	2,205,840
Regional Transportation Authority
Revenue Bonds
Series 2016A
06/01/2031	5.000%	1,785,000	2,117,510
Series 2018B
06/01/2033	5.000%	1,815,000	2,266,753
State of Illinois
Unlimited General Obligation Bonds
Series 2013CR (AGM)
04/01/2021	5.000%	7,180,000	7,298,685

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020C
05/01/2022	5.125%	500,000	523,750
05/01/2023	5.375%	250,000	267,565
Series 2020D
10/01/2024	5.000%	2,000,000	2,164,300
Unlimited General Obligation Refunding Bonds
Series 2018A
10/01/2021	5.000%	2,000,000	2,062,340
University of Illinois
Refunding Revenue Bonds
Auxiliary Facilities System
Series 2013A
04/01/2026	5.000%	2,000,000	2,180,220
Total			83,625,939
Indiana 2.9%
City of Whiting(d)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	4,200,000	5,110,896
Elkhart County Corrections Complex Building Corp.
Refunding Revenue Bonds
1st Mortgage
Series 2015
12/01/2025	4.000%	2,505,000	2,885,560
Indiana Finance Authority(c)
Revenue Bonds
Indiana University Health
Series 2011M (Mandatory Put 07/02/21)
Muni Swap Index Yield + 0.550% 03/01/2036	0.400%	5,365,000	5,358,830
Indiana Health & Educational Facilities Financing Authority
Prerefunded 11/02/2021 Revenue Bonds
Ascension Health Alliance
Series 2006B-3 (Mandatory Put 11/02/21)
11/15/2031	1.750%	70,000	70,946
Unrefunded Revenue Bonds
Ascension Health Alliance
Series 2006B-3 (Mandatory Put 11/02/21)
11/15/2031	1.750%	4,610,000	4,673,249
Indiana Housing & Community Development Authority(d)
Refunding Revenue Bonds
Series 2017A-2 (GNMA)
01/01/2039	4.000%	1,090,000	1,141,067
Series 2020B-2 (GNMA)
GINNIE MAE
01/01/2022	5.000%	1,555,000	1,635,658
Total			20,876,206
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 0.4%
Iowa Student Loan Liquidity Corp.(d)
Refunding Revenue Bonds
Series 2019B
12/01/2022	5.000%	400,000	423,892
12/01/2023	5.000%	580,000	630,646
Revenue Bonds
Series 2015A
12/01/2022	5.000%	2,000,000	2,119,460
Total			3,173,998
Kentucky 1.7%
County of Owen
Refunding Revenue Bonds
Kentucky-American Water Co. Project
Series 2020 (Mandatory Put 09/01/23)
06/01/2040	0.700%	1,250,000	1,245,337
Kenton County School District Finance Corp.
Refunding Revenue Bonds
Series 2015B
10/01/2025	3.000%	1,995,000	2,163,099
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2021	5.000%	1,000,000	1,016,140
06/01/2022	5.000%	1,000,000	1,043,490
Kentucky Public Energy Authority
Revenue Bonds
Gas Supply
Series 2018
12/01/2020	4.000%	1,070,000	1,073,020
06/01/2021	4.000%	1,065,000	1,085,597
Kentucky State Property & Building Commission
Refunding Revenue Bonds
Project #112
Series 2016B
11/01/2021	5.000%	3,000,000	3,136,200
Louisville Regional Airport Authority(d)
Refunding Revenue Bonds
Series 2014-A
07/01/2022	5.000%	1,625,000	1,734,866
Total			12,497,749
Louisiana 0.1%
Louisiana Offshore Terminal Authority
Refunding Revenue Bonds
Loop LLC Project
Series 2019 (Mandatory Put 12/01/23)
09/01/2027	1.650%	1,000,000	1,002,180

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Short Term Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maine 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
MaineHealth
Series 2020A
07/01/2026	5.000%	400,000	490,572
07/01/2027	5.000%	600,000	748,494
Total			1,239,066
Maryland 0.3%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	620,000	659,364
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
University of Maryland Medical System
Series 2020 (Mandatory Put 07/01/25)
07/01/2045	5.000%	1,500,000	1,757,490
Total			2,416,854
Massachusetts 2.4%
Brockton Area Transit Authority
Revenue Notes
RAN Series 2020
07/30/2021	1.500%	3,050,000	3,069,215
City of Greenfield
General Obligations Notes
BAN Series 2020
10/01/2021	1.500%	4,903,820	4,948,494
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Series 2017A
07/01/2021	4.000%	1,000,000	1,018,440
Series 2018B
07/01/2021	5.000%	1,150,000	1,178,750
Revenue Bonds
Series 2015A
01/01/2022	5.000%	3,500,000	3,650,220
Senior Revenue Bonds
Series 2019B
07/01/2023	5.000%	500,000	545,850
Massachusetts Housing Finance Agency(d)
Refunding Revenue Bonds
Single Family
Series 2017-188
06/01/2021	1.800%	685,000	688,939
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Housing Finance Agency
Revenue Bonds
Construction Loan Notes
Series 2017B
12/01/2021	2.050%	1,015,000	1,015,639
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2026	5.000%	885,000	1,054,106
Total			17,169,653
Michigan 0.8%
Michigan Finance Authority(d)
Refunding Revenue Bonds
Student Loan
Series 2014-25A
11/01/2023	3.500%	3,165,000	3,261,438
Wayne County Airport Authority(d)
Refunding Revenue Bonds
Junior Lien
Series 2017B
12/01/2021	5.000%	1,000,000	1,048,860
12/01/2022	5.000%	1,100,000	1,190,530
Total			5,500,828
Minnesota 0.9%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2021	4.000%	500,000	506,655
05/01/2022	4.000%	500,000	519,690
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2022	3.000%	100,000	99,560
08/01/2023	3.000%	200,000	198,070
08/01/2024	3.000%	100,000	98,740
08/01/2025	3.000%	200,000	196,430
08/01/2026	3.000%	250,000	244,048
Duluth Independent School District No. 709
Refunding Certificate of Participation
School District Credit Enhancement Project
Series 2019B
02/01/2022	5.000%	965,000	1,015,074
Hastings Independent School District No. 200(f)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2023	0.000%	800,000	788,616

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota Housing Finance Agency(d)
Refunding Revenue Bonds
Residential Housing
Series 2017D (GNMA)
01/01/2021	2.200%	995,000	997,199
Revenue Bonds
Series 2020A
07/01/2022	1.300%	225,000	227,180
07/01/2023	1.350%	275,000	279,174
Series 2020A (GNMA)
07/01/2021	1.150%	460,000	461,362
07/01/2024	1.450%	180,000	184,081
Series 2020D (GNMA)
07/01/2026	1.650%	485,000	488,152
Total			6,304,031
Mississippi 0.1%
County of Warren(d)
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
08/01/2027	1.600%	1,000,000	1,026,560
Missouri 1.1%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2021	5.000%	400,000	403,832
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2033	5.000%	5,000,000	5,784,900
Joplin Industrial Development Authority
Refunding Revenue Bonds
Freeman Health System
Series 2015
02/15/2035	5.000%	1,820,000	1,997,050
Total			8,185,782
Nebraska 0.4%
Douglas County Hospital Authority No. 2
Revenue Bonds
Children’s Hospital Obligated Group
Series 2020 (Mandatory Put 11/15/25)
11/15/2053	5.000%	1,000,000	1,191,630
Nebraska Investment Finance Authority
Revenue Bonds
Series 2018C
09/01/2023	2.250%	1,920,000	1,998,010
Total			3,189,640
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 1.8%
Clark County School District
Limited General Obligation Bonds
Series 2020A (AGM)
06/15/2026	5.000%	500,000	611,955
County of Clark
Limited General Obligation Bonds
Flood Control
11/01/2026	5.000%	2,000,000	2,371,200
County of Clark Department of Aviation(d)
Refunding Revenue Bonds
Airport System Junior Subordinated Lien
Series 2017C
07/01/2021	5.000%	4,625,000	4,753,714
Las Vegas McCarran International Airport
Series 2017
07/01/2022	5.000%	2,240,000	2,397,606
Subordinated Series 2017A-1
07/01/2022	5.000%	3,000,000	3,211,080
Total			13,345,555
New Hampshire 0.8%
New Hampshire Business Finance Authority(c),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 (Mandatory Put 10/01/21)
Muni Swap Index Yield + 0.750% 10/01/2033	0.870%	5,000,000	5,000,450
New Hampshire Business Finance Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	1,000,000	1,035,420
Total			6,035,870
New Jersey 6.9%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2021	5.000%	650,000	659,087
03/01/2022	5.000%	500,000	527,950
City of Newark
Unlimited General Obligation Refunding Bonds
School Bond Reserve Fund
Series 2020B
10/01/2021	5.000%	200,000	207,590
10/01/2022	5.000%	400,000	431,400

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Short Term Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Garden State Preservation Trust(f)
Revenue Bonds
Capital Appreciation
Series 2003B (AGM)
11/01/2022	0.000%	5,000,000	4,904,650
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
American Water Co.
Series 2020B (Mandatory Put 06/01/2023)
11/01/2034	1.200%	3,000,000	3,039,630
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2013
03/01/2023	5.000%	2,520,000	2,745,691
Series 2015XX
06/15/2026	4.250%	2,355,000	2,563,936
Series 2017B
11/01/2022	5.000%	2,285,000	2,471,662
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Hospital Asset Transformation Program
Series 2017
10/01/2031	5.000%	2,000,000	2,223,080
New Jersey Higher Education Student Assistance Authority(d)
Refunding Revenue Bonds
Series 2018B
12/01/2020	5.000%	1,500,000	1,504,831
Series 2020A
12/01/2022	5.000%	1,000,000	1,084,460
Revenue Bonds
Series 2015-1A
12/01/2027	4.000%	3,435,000	3,666,553
Series 2016-1A
12/01/2020	5.000%	1,250,000	1,254,026
Series 2017-1A
12/01/2023	5.000%	2,100,000	2,350,761
Series 2020B
12/01/2022	5.000%	1,150,000	1,247,129
New Jersey Higher Education Student Assistance Authority
Refunding Revenue Bonds
Series 2019A
12/01/2029	2.375%	1,000,000	991,060
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2017B
05/01/2021	2.000%	7,675,000	7,729,109
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2020F (HUD)
04/01/2026	1.500%	3,745,000	3,739,757
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2022	5.000%	3,000,000	3,175,470
Revenue Bonds
Transportation System
Series 2006A (AGM)
12/15/2020	5.250%	2,360,000	2,373,312
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2022	5.000%	1,000,000	1,069,400
Total			49,960,544
New Mexico 0.7%
City of Farmington(d)
Refunding Revenue Bonds
Public Service Co. of New Mexico San Juan Project
Series 2020 (Mandatory Put 06/01/22)
06/01/2040	1.200%	1,500,000	1,506,240
City of Farmington
Refunding Revenue Bonds
Public Service Co. of New Mexico San Juan Project
Series 2020 (Mandatory Put 06/01/23)
06/01/2040	1.100%	1,500,000	1,504,050
Series 2020 (Mandatory Put 06/01/24)
06/01/2040	1.150%	2,000,000	2,006,060
Total			5,016,350
New York 11.6%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2020
06/23/2021	2.000%	5,000,000	5,052,200
Chautauqua County Capital Resource Corp.
Refunding Revenue Bonds
NRG Energy Project
Series 2020 (Mandatory Put 04/03/23)
04/01/2042	1.300%	5,000,000	4,969,750
City of New York
Limited General Obligation Refunding Bonds
Series 2012F
08/01/2028	5.000%	3,710,000	3,903,254
Cortland Enlarged City School District
Unlimited General Obligation Bonds
RAN Series 2020
07/30/2021	1.500%	4,000,000	4,024,880

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fulton City School District
Unlimited General Obligation Notes
BAN Series 2020
11/05/2021	1.500%	6,000,000	6,059,160
Holland Central School District
Unlimited General Obligation Notes
BAN Series 2020
06/24/2021	1.750%	5,535,000	5,564,059
Housing Development Corp.
Revenue Bonds
Series 2017C-2
07/01/2021	1.700%	3,000,000	3,003,990
Sustainable Neighborhood
Series 2017G (Mandatory Put 12/31/21)
11/01/2057	2.000%	3,000,000	3,001,410
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2020A
02/15/2026	5.000%	1,890,000	2,262,349
Little Falls City School District
Unlimited General Obligation Notes
BAN Series 2020
02/05/2021	1.750%	5,800,000	5,815,950
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2019B-1
05/15/2022	5.000%	2,000,000	2,028,540
BAN Subordinated Series 2020B-2B
05/15/2021	5.000%	4,000,000	4,029,280
Series 2020A-1
02/01/2023	5.000%	5,000,000	5,084,400
New York City Transitional Finance Authority
Revenue Bonds
Building Aid
Subordinated Series 2015S
07/15/2027	5.000%	2,090,000	2,468,938
Future Tax Subordinated Bonds
Subordinated Series 2015B
08/01/2028	5.000%	4,830,000	5,605,553
New York State Urban Development Corp.
Revenue Bonds
St Peters Income Tax
Series 2020A
03/15/2026	5.000%	2,040,000	2,073,946
Port Authority of New York & New Jersey(d)
Revenue Bonds
Series 2011-106
10/15/2021	5.000%	2,250,000	2,343,847
Series 2013-178
12/01/2025	5.000%	1,975,000	2,219,801
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of New York Mortgage Agency(d)
Refunding Revenue Bonds
Series 2014-189
04/01/2021	2.450%	1,000,000	1,006,880
Series 2017-206
04/01/2021	1.700%	1,730,000	1,737,231
10/01/2021	1.800%	1,165,000	1,176,825
04/01/2022	1.950%	1,300,000	1,321,164
Revenue Bonds
55th Series 2017
04/01/2021	1.950%	1,815,000	1,824,438
10/01/2021	2.050%	505,000	511,272
Town of Oyster Bay
Limited General Obligation Refunding Bonds
Series 2020 (BAM)
11/01/2025	4.000%	750,000	871,440
Village of Cooperstown
Limited General Obligation Notes
BAN Series 2020
01/28/2021	1.750%	5,800,000	5,812,122
Total			83,772,679
North Carolina 1.2%
Columbus County Industrial Facilities & Pollution Control Financing Authority(d),(g)
Refunding Revenue Bonds
International Paper Co. Project
Series 2019 (Mandatory Put 10/01/24)
03/01/2027	2.100%	2,750,000	2,868,965
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2025	5.000%	1,500,000	1,744,770
Series 2018
01/01/2025	5.000%	1,110,000	1,291,130
Revenue Bonds
BAN Series 2020
02/01/2024	5.000%	1,500,000	1,694,655
North Carolina Turnpike Authority(f)
Refunding Revenue Bonds
Series 2016C
07/01/2026	0.000%	780,000	693,014
Total			8,292,534
North Dakota 0.1%
North Dakota Housing Finance Agency
Refunding Revenue Bonds
Housing and Home Mortgage Finance Program
Series 2017
01/01/2021	1.950%	645,000	645,000

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Short Term Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 1.8%
City of Cleveland Airport System(d)
Refunding Revenue Bonds
Series 2019B
01/01/2024	5.000%	1,200,000	1,346,628
County of Cuyahoga
Revenue Bonds
Medical Mart/Convention Center Project
Series 2010F
12/01/2022	5.000%	1,315,000	1,319,892
Hillsdale Local School District
Certificate of Participation
Ohio School Facilities Project
Series 2020 (BAM)
12/01/2021	4.000%	500,000	518,730
12/01/2022	4.000%	600,000	641,304
12/01/2023	4.000%	670,000	737,918
Ohio Air Quality Development Authority(d)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
07/01/2028	2.100%	6,000,000	6,198,480
Ohio Housing Finance Agency
Refunding Revenue Bonds
Housing and Urban Development Corp., Ltd.
Series 2018A
04/01/2021	3.000%	2,110,000	2,130,572
Total			12,893,524
Oklahoma 0.6%
Oklahoma Development Finance Authority(d)
Revenue Bonds
Gilcrease Expressway West Project
Series 2020
07/06/2023	1.625%	4,000,000	3,985,640
Oregon 0.6%
County of Gilliam(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2019A (Mandatory Put 05/02/22)
08/01/2025	2.400%	1,000,000	1,006,150
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2025	5.000%	465,000	559,297
08/15/2026	5.000%	300,000	368,955
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon State Business Development Commission(d)
Revenue Bonds
Intel Corp. Project
Series 250 (Mandatory Put 03/01/2022)
03/01/2049	5.000%	2,500,000	2,634,950
Total			4,569,352
Pennsylvania 4.2%
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Series 2011A
06/15/2023	5.000%	1,540,000	1,579,501
Series 2017B
07/01/2022	5.000%	500,000	536,565
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Philadelphia Biosolids Facility Project
Series 2020
01/01/2022	3.000%	725,000	740,247
Senior Revenue Bonds
UPMC
Series 2015B
03/15/2026	5.000%	1,845,000	2,210,273
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2021	5.000%	1,170,000	1,221,515
06/30/2022	5.000%	5,000,000	5,304,150
Pennsylvania Housing Finance Agency(d)
Refunding Revenue Bonds
Series 2017-124A
04/01/2021	1.650%	1,000,000	1,003,400
10/01/2021	1.750%	725,000	730,974
Pennsylvania Housing Finance Agency
Revenue Bonds
Series 2019-129
10/01/2034	2.950%	1,500,000	1,583,715
Series 2020-132A
04/01/2026	1.450%	1,400,000	1,416,296
10/01/2026	1.500%	1,500,000	1,515,960
Pennsylvania Turnpike Commission(c)
Refunding Revenue Bonds
Series 2018A-1
Muni Swap Index Yield + 0.600% 12/01/2023	0.720%	5,000,000	5,028,900
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017B-2
06/01/2031	5.000%	1,000,000	1,208,740
Subordinated Series 2017B-2 (AGM)
06/01/2035	5.000%	2,275,000	2,771,405

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2020	15

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Quakertown General Authority
Refunding Revenue Bonds
USDA Loan Anticipation Notes
Series 2017
07/01/2021	3.125%	2,500,000	2,460,425
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2022	5.000%	560,000	603,865
09/01/2023	5.000%	450,000	504,166
Total			30,420,097
Puerto Rico 0.8%
Puerto Rico Housing Finance Authority(h)
Refunding Revenue Bonds
Public Housing Project
Series 2020
12/01/2022	5.000%	2,500,000	2,720,350
12/01/2023	5.000%	2,500,000	2,822,900
Total			5,543,250
Rhode Island 1.2%
Rhode Island Commerce Corp.
Revenue Bonds
Department of Transportation
Series 2020A
05/15/2025	5.000%	1,000,000	1,195,550
Rhode Island Housing & Mortgage Finance Corp.(d)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2016
04/01/2026	2.600%	1,235,000	1,311,323
10/01/2026	2.650%	1,575,000	1,669,468
Rhode Island Student Loan Authority(d)
Refunding Revenue Bonds
Series 2018A
12/01/2022	5.000%	1,300,000	1,382,849
Revenue Bonds
Senior Program
Series 2019A
12/01/2023	5.000%	650,000	710,626
12/01/2024	5.000%	875,000	982,301
12/01/2035	2.875%	1,375,000	1,345,479
Total			8,597,596
South Carolina 0.5%
Laurens County Water & Sewer Commission
Revenue Bonds
BAN Series 2020
02/01/2022	1.375%	2,000,000	2,012,860
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
01/01/2024	1.500%	1,090,000	1,113,806
07/01/2024	1.550%	575,000	590,312
Total			3,716,978
Tennessee 0.4%
Memphis-Shelby County Airport Authority(d)
Refunding Revenue Bonds
Series 2020B
07/01/2024	5.000%	2,235,000	2,565,981
Texas 3.6%
Atascosa County Industrial Development Corp.
Refunding Revenue Bonds
San Miguel Electric Cooperative, Inc. Project
Series 2020
12/15/2023	5.000%	450,000	506,160
12/15/2024	5.000%	550,000	638,627
12/15/2025	5.000%	600,000	717,204
12/15/2026	5.000%	625,000	760,113
Central Texas Regional Mobility Authority(e)
Revenue Bonds
Subordinated BAN Series 2020F
01/01/2025	5.000%	1,500,000	1,716,180
City of Corpus Christi(e)
Limited General Obligation Refunding Bonds
Forward Delivery
Series 2020B
03/01/2025	5.000%	1,300,000	1,535,612
03/01/2026	5.000%	650,000	790,868
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018C
07/01/2027	5.000%	1,890,000	2,331,806
City of San Antonio Airport System(d)
Refunding Revenue Bonds
Lien
Subordinated Series 2019A
07/01/2024	5.000%	1,000,000	1,136,460
Dallas/Fort Worth International Airport(d)
Refunding Revenue Bonds
Series 2013E
11/01/2020	5.000%	4,975,000	4,976,217
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2020A
11/01/2025	5.000%	500,000	605,460

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Short Term Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harris County Cultural Education Facilities Finance Corp.
Revenue Bonds
National Western Life Group
Series 2019A (Mandatory Put 12/01/26)
07/01/2049	5.000%	2,500,000	3,097,850
Harris County Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Natus Medical, Inc.
Series 2019 (Mandatory Put 12/04/24)
Muni Swap Index Yield + 0.570% 12/01/2049	0.690%	2,000,000	1,989,480
Lewisville Independent School District(f)
Unlimited General Obligation Refunding Bonds
Series 2014B
08/15/2022	0.000%	3,175,000	3,150,552
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Texas A&M University Cain Hall Redevelopment Project
Series 2016
04/01/2036	5.000%	1,545,000	1,805,765
Total			25,758,354
Utah 1.1%
County of Utah
Revenue Bonds
IHC Health Services, Inc.
Series 2018B (Mandatory Put 08/01/22)
05/15/2056	5.000%	3,750,000	4,005,000
Series 2020B (Mandatory Put 08/01/24)
05/15/2060	5.000%	1,500,000	1,746,465
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A
07/01/2032	5.000%	2,105,000	2,483,563
Total			8,235,028
Virginia 0.9%
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Virginia Hospital Center
Series 2020
07/01/2023	5.000%	740,000	824,937
Halifax County Industrial Development Authority
Revenue Bonds
Virginia Electric and Power Co. Project
Series 2008B (Mandatory Put 04/01/22)
12/01/2041	0.450%	4,000,000	3,995,520
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Small Business Financing Authority
Refunding Revenue Bonds
National Senior Campuses
Series 2020
01/01/2022	5.000%	400,000	419,360
01/01/2023	5.000%	425,000	462,600
01/01/2024	5.000%	500,000	563,760
Total			6,266,177
Washington 2.6%
Chelan County Public Utility District No. 1(d)
Refunding Revenue Bonds
Series 2020C
07/01/2023	5.000%	990,000	1,102,514
07/01/2024	5.000%	2,155,000	2,488,486
07/01/2025	5.000%	1,170,000	1,396,968
Port of Seattle(d)
Revenue Bonds
Intermediate Lien
Series 2019
04/01/2021	5.000%	1,000,000	1,018,700
04/01/2022	5.000%	2,000,000	2,127,860
04/01/2023	5.000%	2,000,000	2,200,640
Series 2018B
05/01/2023	5.000%	2,000,000	2,207,500
Seattle Housing Authority
Revenue Bonds
Hinoki Apartments Project
Series 2020A
06/01/2023	3.000%	3,000,000	3,168,690
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Single Family Program
Series 2015
12/01/2022	2.600%	1,030,000	1,064,484
Series 2017
06/01/2039	4.000%	775,000	822,035
Washington State Housing Finance Commission
Revenue Bonds
Transforming Age Projects
Series 2019
01/01/2026	2.375%	1,500,000	1,441,530
Total			19,039,407
Wisconsin 1.6%
State of Wisconsin(e)
Unlimited General Obligation Refunding Bonds
Series 2021-1
05/01/2026	5.000%	3,000,000	3,678,870

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2020	17

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Marshfield Clinic Health System, Inc.
Series 2020 (Mandatory Put 02/15/25)
02/15/2052	5.000%	3,500,000	4,023,670
Wisconsin Housing & Economic Development Authority(d)
Refunding Revenue Bonds
Series 2017B (FHA)
03/01/2021	1.850%	525,000	526,764
09/01/2022	2.150%	870,000	889,114
Revenue Bonds
Series 2018A
03/01/2021	2.250%	390,000	391,689
03/01/2022	2.500%	1,265,000	1,289,693
09/01/2022	2.600%	710,000	729,283
Total			11,529,083
Wyoming 0.1%
Wyoming Community Development Authority
Refunding Revenue Bonds
Series 2020-3
06/01/2023	5.000%	955,000	1,057,854
Total Municipal Bonds (Cost $614,001,455)			622,311,841

Municipal Short Term 11.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Connecticut 0.1%
State of Connecticut
Special Tax Bonds
Series 2020A
05/01/2021	0.360%	500,000	509,135
Illinois 0.1%
State of Illinois
Unlimited General Obligation Bonds
Series 2020
05/01/2021	1.420%	500,000	508,630
Massachusetts 2.3%
Cape Cod Regional Transit Authority
Revenue Notes
Series 2020
07/23/2021	0.660%	4,500,000	4,527,270
MetroWest Regional Transit Authority
Revenue Notes
RAN Series 2020
09/17/2021	0.490%	5,000,000	5,044,050
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Southeastern Massachusetts Regional 911 District
Limited General Obligation Notes
BAN Series 2020
10/14/2021	0.550%	7,133,389	7,197,518
Total			16,768,838
Nevada 0.5%
State of Nevada Department of Business & Industry(d),(i)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2020 (Mandatory Put 07/01/21)
01/01/2050	0.500%	4,000,000	3,997,880
New Hampshire 0.2%
New Hampshire Business Finance Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2020 (Mandatory Put 12/01/20)
04/01/2024	0.400%	1,500,000	1,499,925
New Jersey 1.0%
City of Newark
Unlimited General Obligation Notes
BAN Series 2020C
10/05/2021	0.750%	1,000,000	1,011,500
Series 2020
07/27/2021	0.700%	1,000,000	1,020,590
City of Orange Township
Unlimited General Obligation Notes
Series 2020
12/18/2020	1.080%	5,311,000	5,317,442
Total			7,349,532
New York 7.1%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2020
07/30/2021	0.620%	5,000,000	5,033,000
09/29/2021	0.620%	5,000,000	5,039,800
Brocton Central School District
Unlimited General Obligation Notes
BAN Series 2020A
06/29/2021	0.510%	5,750,000	5,787,720
City of Amsterdam
Limited General Obligation Notes
Series 2020
06/24/2021	1.860%	7,689,034	7,695,339
County of Rockland
Limited General Obligation Notes
Series 2020
04/01/2021	0.350%	1,595,000	1,606,006

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Short Term Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Fort Plain Central School District
Unlimited General Obligation Notes
Series 2020
06/30/2021	0.650%	4,500,000	4,525,200
Greater Southern Tier Board of Cooperative Educational Services District
Revenue Notes
RAN Series 2020
06/30/2021	0.630%	5,000,000	5,028,950
New York State Dormitory Authority
Revenue Notes
Series 2020B
03/31/2021	0.250%	4,425,000	4,512,438
Sandy Creek Central School District
Unlimited General Obligation Notes
Series 2020
06/25/2021	0.530%	5,520,000	5,554,886
Town of Windham
Limited General Obligation Notes
Series 2020
05/19/2021	1.030%	6,521,000	6,555,431
Total			51,338,770
Pennsylvania 0.0%
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Philadelphia Biosolids Facility Project
Series 2020
01/01/2021	1.220%	150,000	150,452
Tennessee 0.2%
Memphis-Shelby County Airport Authority(d)
Refunding Revenue Bonds
Series 2020B
07/01/2021	0.680%	1,125,000	1,157,445
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Texas 0.2%
Mission Economic Development Corp.(d)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2019 (Mandatory Put 11/02/20)
01/01/2026	0.500%	1,250,000	1,250,000
Total Municipal Short Term (Cost $84,489,274)			84,530,607

Money Market Funds 1.9%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(j)	88,006	87,997
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.012%(j)	13,340,193	13,340,193
Total Money Market Funds (Cost $13,428,191)		13,428,190
Total Investments in Securities (Cost $726,613,920)		734,965,638
Other Assets & Liabilities, Net		(12,436,307)
Net Assets		$722,529,331

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2020.
(c)	Variable rate security. The interest rate shown was the current rate as of October 31, 2020.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2020.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2020, the total value of these securities amounted to $5,543,250, which represents 0.77% of total net assets.
(i)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2020, the total value of these securities amounted to $3,997,880, which represents 0.55% of total net assets.
(j)	The rate shown is the seven-day current annualized yield at October 31, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2020	19

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	14,695,000	—	14,695,000
Municipal Bonds	—	622,311,841	—	622,311,841
Municipal Short Term	—	84,530,607	—	84,530,607
Money Market Funds	13,428,190	—	—	13,428,190
Total Investments in Securities	13,428,190	721,537,448	—	734,965,638
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Short Term Municipal Bond Fund | Semiannual Report 2020

Statement of Assets and Liabilities
October 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $726,613,920)	$734,965,638
Cash	16,556
Receivable for:
Investments sold	493,896
Capital shares sold	322,374
Interest	6,692,917
Expense reimbursement due from Investment Manager	2,730
Prepaid expenses	4,264
Other assets	5,745
Total assets	742,504,120
Liabilities
Payable for:
Investments purchased	6,059,700
Investments purchased on a delayed delivery basis	12,343,188
Capital shares purchased	540,842
Distributions to shareholders	806,726
Management services fees	8,462
Distribution and/or service fees	511
Transfer agent fees	21,150
Compensation of board members	163,463
Compensation of chief compliance officer	78
Other expenses	30,669
Total liabilities	19,974,789
Net assets applicable to outstanding capital stock	$722,529,331
Represented by
Paid in capital	720,898,867
Total distributable earnings (loss)	1,630,464
Total - representing net assets applicable to outstanding capital stock	$722,529,331
Class A
Net assets	$65,558,511
Shares outstanding	6,290,927
Net asset value per share	$10.42
Maximum sales charge	1.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.53
Advisor Class
Net assets	$1,614,066
Shares outstanding	154,686
Net asset value per share	$10.43
Class C
Net assets	$2,347,833
Shares outstanding	225,471
Net asset value per share	$10.41
Institutional Class
Net assets	$100,944,875
Shares outstanding	9,686,434
Net asset value per share	$10.42
Institutional 2 Class
Net assets	$80,636,776
Shares outstanding	7,741,424
Net asset value per share	$10.42
Institutional 3 Class
Net assets	$471,427,270
Shares outstanding	45,255,361
Net asset value per share	$10.42
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2020	21

Statement of Operations
Six Months Ended October 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$20,382
Interest	6,646,694
Total income	6,667,076
Expenses:
Management services fees	1,573,888
Distribution and/or service fees
Class A	81,319
Class C	13,947
Transfer agent fees
Class A	30,063
Advisor Class	703
Class C	1,292
Institutional Class	43,751
Institutional 2 Class	22,160
Institutional 3 Class	18,891
Compensation of board members	42,002
Custodian fees	4,829
Printing and postage fees	8,000
Registration fees	49,544
Audit fees	19,804
Legal fees	8,606
Compensation of chief compliance officer	78
Other	10,069
Total expenses	1,928,946
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(537,967)
Fees waived by transfer agent
Institutional 2 Class	(2,777)
Institutional 3 Class	(18,891)
Expense reduction	(20)
Total net expenses	1,369,291
Net investment income	5,297,785
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	80,938
Net realized gain	80,938
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	11,668,694
Net change in unrealized appreciation (depreciation)	11,668,694
Net realized and unrealized gain	11,749,632
Net increase in net assets resulting from operations	$17,047,417
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Short Term Municipal Bond Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Operations
Net investment income	$5,297,785	$14,501,305
Net realized gain (loss)	80,938	(1,298,712)
Net change in unrealized appreciation (depreciation)	11,668,694	(4,774,105)
Net increase in net assets resulting from operations	17,047,417	8,428,488
Distributions to shareholders
Net investment income and net realized gains
Class A	(369,633)	(1,041,153)
Advisor Class	(10,546)	(58,538)
Class C	(5,447)	(34,487)
Institutional Class	(656,772)	(1,829,256)
Institutional 2 Class	(554,767)	(502,315)
Institutional 3 Class	(3,656,548)	(11,276,477)
Total distributions to shareholders	(5,253,713)	(14,742,226)
Decrease in net assets from capital stock activity	(25,742,869)	(135,972,060)
Total decrease in net assets	(13,949,165)	(142,285,798)
Net assets at beginning of period	736,478,496	878,764,294
Net assets at end of period	$722,529,331	$736,478,496
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2020	23

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2020 (Unaudited)		April 30, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,128,035	11,718,022	2,227,206	23,116,765
Distributions reinvested	29,830	310,661	84,604	880,458
Redemptions	(910,579)	(9,473,604)	(2,872,681)	(29,722,450)
Net increase (decrease)	247,286	2,555,079	(560,871)	(5,725,227)
Advisor Class
Subscriptions	62,021	644,294	240,454	2,503,382
Distributions reinvested	565	5,890	1,549	16,145
Redemptions	(73,490)	(759,693)	(272,017)	(2,782,359)
Net decrease	(10,904)	(109,509)	(30,014)	(262,832)
Class C
Subscriptions	17,898	186,623	87,760	902,703
Distributions reinvested	456	4,748	2,621	27,260
Redemptions	(130,846)	(1,360,939)	(363,677)	(3,778,224)
Net decrease	(112,492)	(1,169,568)	(273,296)	(2,848,261)
Institutional Class
Subscriptions	2,984,331	31,080,260	5,057,825	52,680,566
Distributions reinvested	53,296	555,104	149,034	1,551,336
Redemptions	(1,820,912)	(18,961,932)	(6,814,884)	(70,140,596)
Net increase (decrease)	1,216,715	12,673,432	(1,608,025)	(15,908,694)
Institutional 2 Class
Subscriptions	1,140,828	11,861,439	5,574,378	57,391,600
Distributions reinvested	44,455	462,770	28,124	292,438
Redemptions	(405,851)	(4,223,626)	(1,281,861)	(13,315,497)
Net increase	779,432	8,100,583	4,320,641	44,368,541
Institutional 3 Class
Subscriptions	545,027	5,662,798	2,422,041	25,185,200
Distributions reinvested	3,101	32,273	6,035	62,744
Redemptions	(5,143,014)	(53,487,957)	(17,384,087)	(180,843,531)
Net decrease	(4,594,886)	(47,792,886)	(14,956,011)	(155,595,587)
Total net decrease	(2,474,849)	(25,742,869)	(13,107,576)	(135,972,060)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Short Term Municipal Bond Fund | Semiannual Report 2020

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Columbia Short Term Municipal Bond Fund | Semiannual Report 2020	25

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 10/31/2020 (Unaudited)	$10.26	0.06	0.16	0.22	(0.06)	(0.06)
Year Ended 4/30/2020	$10.35	0.15	(0.08)	0.07	(0.16)	(0.16)
Year Ended 4/30/2019	$10.26	0.15	0.09	0.24	(0.15)	(0.15)
Year Ended 4/30/2018	$10.36	0.11	(0.09)	0.02	(0.12)	(0.12)
Year Ended 4/30/2017	$10.43	0.09	(0.06)	0.03	(0.10)	(0.10)
Year Ended 4/30/2016	$10.42	0.07	0.01	0.08	(0.07)	(0.07)
Advisor Class
Six Months Ended 10/31/2020 (Unaudited)	$10.27	0.07	0.16	0.23	(0.07)	(0.07)
Year Ended 4/30/2020	$10.36	0.18	(0.09)	0.09	(0.18)	(0.18)
Year Ended 4/30/2019	$10.27	0.18	0.09	0.27	(0.18)	(0.18)
Year Ended 4/30/2018	$10.36	0.14	(0.09)	0.05	(0.14)	(0.14)
Year Ended 4/30/2017	$10.43	0.12	(0.07)	0.05	(0.12)	(0.12)
Year Ended 4/30/2016	$10.41	0.09	0.02	0.11	(0.09)	(0.09)
Class C
Six Months Ended 10/31/2020 (Unaudited)	$10.25	0.02	0.16	0.18	(0.02)	(0.02)
Year Ended 4/30/2020	$10.34	0.08	(0.09)	(0.01)	(0.08)	(0.08)
Year Ended 4/30/2019	$10.25	0.07	0.10	0.17	(0.08)	(0.08)
Year Ended 4/30/2018	$10.35	0.03	(0.09)	(0.06)	(0.04)	(0.04)
Year Ended 4/30/2017	$10.42	0.01	(0.06)	(0.05)	(0.02)	(0.02)
Year Ended 4/30/2016	$10.42	(0.01)	0.01	0.00(f)	(0.00)(f)	(0.00)(f)
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$10.26	0.07	0.16	0.23	(0.07)	(0.07)
Year Ended 4/30/2020	$10.35	0.18	(0.09)	0.09	(0.18)	(0.18)
Year Ended 4/30/2019	$10.26	0.18	0.09	0.27	(0.18)	(0.18)
Year Ended 4/30/2018	$10.36	0.13	(0.09)	0.04	(0.14)	(0.14)
Year Ended 4/30/2017	$10.43	0.12	(0.07)	0.05	(0.12)	(0.12)
Year Ended 4/30/2016	$10.42	0.09	0.01	0.10	(0.09)	(0.09)
Institutional 2 Class
Six Months Ended 10/31/2020 (Unaudited)	$10.25	0.07	0.17	0.24	(0.07)	(0.07)
Year Ended 4/30/2020	$10.35	0.18	(0.09)	0.09	(0.19)	(0.19)
Year Ended 4/30/2019	$10.26	0.18	0.09	0.27	(0.18)	(0.18)
Year Ended 4/30/2018	$10.35	0.15	(0.09)	0.06	(0.15)	(0.15)
Year Ended 4/30/2017	$10.42	0.13	(0.07)	0.06	(0.13)	(0.13)
Year Ended 4/30/2016	$10.41	0.10	0.01	0.11	(0.10)	(0.10)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Short Term Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2020 (Unaudited)	$10.42	2.14%	0.81%(c)	0.66%(c),(d)	1.15%(c)	27%	$65,559
Year Ended 4/30/2020	$10.26	0.63%	0.80%(e)	0.66%(d),(e)	1.48%	58%	$61,987
Year Ended 4/30/2019	$10.35	2.39%	0.81%	0.66%(d)	1.44%	55%	$68,355
Year Ended 4/30/2018	$10.26	0.16%	0.81%	0.67%(d)	1.08%	36%	$83,580
Year Ended 4/30/2017	$10.36	0.26%	0.86%	0.71%(d)	0.86%	46%	$106,751
Year Ended 4/30/2016	$10.43	0.74%	0.89%	0.72%(d)	0.64%	37%	$127,769
Advisor Class
Six Months Ended 10/31/2020 (Unaudited)	$10.43	2.26%	0.56%(c)	0.41%(c),(d)	1.39%(c)	27%	$1,614
Year Ended 4/30/2020	$10.27	0.89%	0.55%(e)	0.41%(d),(e)	1.72%	58%	$1,701
Year Ended 4/30/2019	$10.36	2.64%	0.56%	0.41%(d)	1.74%	55%	$2,027
Year Ended 4/30/2018	$10.27	0.51%	0.56%	0.42%(d)	1.33%	36%	$607
Year Ended 4/30/2017	$10.36	0.51%	0.62%	0.45%(d)	1.15%	46%	$1,041
Year Ended 4/30/2016	$10.43	1.09%	0.64%	0.47%(d)	0.89%	37%	$544
Class C
Six Months Ended 10/31/2020 (Unaudited)	$10.41	1.75%	1.56%(c)	1.41%(c),(d)	0.41%(c)	27%	$2,348
Year Ended 4/30/2020	$10.25	(0.12%)	1.55%(e)	1.41%(d),(e)	0.74%	58%	$3,464
Year Ended 4/30/2019	$10.34	1.62%	1.55%	1.41%(d)	0.69%	55%	$6,322
Year Ended 4/30/2018	$10.25	(0.59%)	1.56%	1.42%(d)	0.33%	36%	$10,327
Year Ended 4/30/2017	$10.35	(0.48%)	1.61%	1.46%(d)	0.11%	46%	$14,630
Year Ended 4/30/2016	$10.42	0.00%(f)	1.64%	1.47%(d)	(0.10%)	37%	$19,074
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$10.42	2.27%	0.56%(c)	0.41%(c),(d)	1.39%(c)	27%	$100,945
Year Ended 4/30/2020	$10.26	0.89%	0.55%(e)	0.41%(d),(e)	1.72%	58%	$86,870
Year Ended 4/30/2019	$10.35	2.64%	0.56%	0.41%(d)	1.70%	55%	$104,300
Year Ended 4/30/2018	$10.26	0.40%	0.58%	0.44%(d)	1.21%	36%	$112,699
Year Ended 4/30/2017	$10.36	0.51%	0.61%	0.46%(d)	1.11%	46%	$1,366,779
Year Ended 4/30/2016	$10.43	0.99%	0.64%	0.47%(d)	0.89%	37%	$1,623,807
Institutional 2 Class
Six Months Ended 10/31/2020 (Unaudited)	$10.42	2.39%	0.52%(c)	0.37%(c)	1.44%(c)	27%	$80,637
Year Ended 4/30/2020	$10.25	0.83%	0.51%(e)	0.37%(e)	1.77%	58%	$71,372
Year Ended 4/30/2019	$10.35	2.69%	0.51%	0.36%	1.76%	55%	$27,329
Year Ended 4/30/2018	$10.26	0.55%	0.51%	0.37%	1.41%	36%	$18,813
Year Ended 4/30/2017	$10.35	0.61%	0.50%	0.36%	1.21%	46%	$14,452
Year Ended 4/30/2016	$10.42	1.10%	0.49%	0.37%	1.00%	37%	$22,159
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2020	27

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$10.25	0.08	0.17	0.25	(0.08)	(0.08)
Year Ended 4/30/2020	$10.35	0.19	(0.10)	0.09	(0.19)	(0.19)
Year Ended 4/30/2019	$10.25	0.18	0.11	0.29	(0.19)	(0.19)
Year Ended 4/30/2018	$10.36	0.15	(0.11)	0.04	(0.15)	(0.15)
Year Ended 4/30/2017(g)	$10.35	0.02	0.01(h)	0.03	(0.02)	(0.02)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Rounds to zero.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Short Term Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$10.42	2.41%	0.47%(c)	0.32%(c)	1.49%(c)	27%	$471,427
Year Ended 4/30/2020	$10.25	0.88%	0.46%(e)	0.32%(e)	1.82%	58%	$511,085
Year Ended 4/30/2019	$10.35	2.84%	0.46%	0.32%	1.78%	55%	$670,432
Year Ended 4/30/2018	$10.25	0.41%	0.46%	0.33%	1.50%	36%	$911,594
Year Ended 4/30/2017(g)	$10.36	0.33%	0.50%(c)	0.31%(c)	1.42%(c)	46%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2020	29

Notes to Financial Statements
October 31, 2020 (Unaudited)
Note 1. Organization
Columbia Short Term Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
30	Columbia Short Term Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2020	31

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2020 was 0.43% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each
32	Columbia Short Term Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
share class. In addition, effective through August 31, 2021, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended October 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.05
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2020, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	1.00	0.50(a)	35,292
Class C	—	1.00(b)	500

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2020	33

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2020 through August 31, 2021	Prior to September 1, 2020
Class A	0.66%	0.67%
Advisor Class	0.41	0.42
Class C	1.41	1.42
Institutional Class	0.41	0.42
Institutional 2 Class	0.37	0.37
Institutional 3 Class	0.32	0.32
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective through August 31, 2021, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
726,614,000	9,415,000	(1,063,000)	8,352,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(2,416,275)	(4,532,981)	(6,949,256)
34	Columbia Short Term Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $189,380,473 and $168,963,319, respectively, for the six months ended October 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2020.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2020	35

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers
36	Columbia Short Term Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Because the Fund invests significantly in municipal securities issued by the state of New York and its political subdivisions, the Fund will be particularly affected by any such changes.
Shareholder concentration risk
At October 31, 2020, one unaffiliated shareholder of record owned 67.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory
Columbia Short Term Municipal Bond Fund | Semiannual Report 2020	37

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
38	Columbia Short Term Municipal Bond Fund | Semiannual Report 2020

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short Term Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2020	39

Approval of Management Agreement  (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
40	Columbia Short Term Municipal Bond Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2020	41

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Columbia Short Term Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR223_04_K01_(12/20)

SemiAnnual Report
October 31, 2020
Columbia California Intermediate Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia California Intermediate Municipal Bond Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia California Intermediate Municipal Bond Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income exempt from U.S. federal income tax and California individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2012
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended October 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/09/02	4.83	1.82	2.71	3.32
	Including sales charges		1.65	-1.24	2.07	3.01
Advisor Class*		03/19/13	4.97	1.97	2.96	3.58
Class C	Excluding sales charges	09/11/02	4.54	1.06	1.96	2.55
	Including sales charges		3.54	0.06	1.96	2.55
Institutional Class		08/19/02	5.07	2.07	2.98	3.58
Institutional 2 Class*		11/08/12	5.11	2.13	3.06	3.64
Institutional 3 Class*		03/01/17	5.03	2.18	3.06	3.62
Bloomberg Barclays California 3-15 Year Blend Municipal Bond Index			4.42	3.87	3.26	3.85
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			4.67	3.84	3.41	3.66
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays California 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of investment-grade bonds issued from the state of California and its municipalities.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2020)
AAA rating	0.8
AA rating	53.1
A rating	29.7
BBB rating	12.2
BB rating	1.7
Not rated	2.5
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is Not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be Not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2020 — October 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,048.30	1,021.31	3.85	3.80	0.75
Advisor Class	1,000.00	1,000.00	1,049.70	1,022.56	2.57	2.54	0.50
Class C	1,000.00	1,000.00	1,045.40	1,017.60	7.64	7.54	1.49
Institutional Class	1,000.00	1,000.00	1,050.70	1,022.56	2.57	2.54	0.50
Institutional 2 Class	1,000.00	1,000.00	1,051.10	1,022.86	2.26	2.23	0.44
Institutional 3 Class	1,000.00	1,000.00	1,050.30	1,023.11	2.00	1.98	0.39
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020	5

Portfolio of Investments
October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.1%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.1%
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
Series 2013A2 (State Street)
05/01/2034	0.080%	5,285,000	5,285,000
Total Floating Rate Notes (Cost $5,285,000)			5,285,000

Municipal Bonds 98.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 10.4%
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Subordinated Series 2019C
05/15/2035	5.000%	3,975,000	4,958,852
05/15/2037	5.000%	2,250,000	2,785,837
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	406,540
05/15/2030	5.000%	500,000	612,510
Subordinated Refunding Revenue Bonds
Series 2015C
05/15/2029	5.000%	2,410,000	2,828,135
City of Los Angeles Department of Airports(c)
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2019
05/15/2038	5.000%	3,500,000	4,243,645
Senior Series 2020C
05/15/2038	5.000%	3,000,000	3,718,980
County of Orange Airport
Refunding Revenue Bonds
Series 2019A
07/01/2029	5.000%	200,000	246,602
Series 2019B
07/01/2029	5.000%	275,000	339,078
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	2,025,188
Subordinated Series 2018E
07/01/2034	5.000%	1,000,000	1,216,840
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Norman Y. Mineta San Jose International Airport
Refunding Revenue Bonds
Series 2014B
03/01/2027	5.000%	2,000,000	2,268,020
Series 2014C
03/01/2030	5.000%	2,500,000	2,813,975
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,205,110
07/01/2034	5.000%	700,000	841,463
San Diego County Regional Airport Authority(c)
Refunding Revenue Bonds
Subordinated Series 2019B
07/01/2036	5.000%	1,540,000	1,879,154
Subordinated Series 2020
07/01/2036	5.000%	495,000	615,330
07/01/2039	5.000%	400,000	492,044
San Francisco City & County Airport Commission - San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2011
05/01/2026	5.250%	555,000	568,115
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,416,314
San Francisco Airport Commission Project
Series 2019
05/01/2036	5.000%	3,205,000	3,965,546
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
Series 2019H
05/01/2026	5.000%	1,140,000	1,377,017
Series 2020A-2
05/01/2039	4.000%	750,000	841,890
Revenue Bonds
Series 2019E
05/01/2037	5.000%	4,000,000	4,834,400
Total			47,500,585
Charter Schools 3.8%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2019
11/01/2039	5.000%	275,000	333,633
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2029	5.000%	1,100,000	1,259,753
08/01/2030	5.000%	1,505,000	1,714,060
08/01/2031	5.000%	925,000	1,049,403
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	3,400,000	3,836,254
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,117,848
Series 2018
08/01/2038	5.000%	1,000,000	1,159,090
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,397,862
Series 2017
07/01/2037	5.000%	3,090,000	3,571,113
River Springs Charter School Project
Series 2015
07/01/2025	5.250%	1,360,000	1,451,079
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/2034	5.000%	600,000	658,326
Total			17,548,421
Disposal 0.2%
California Municipal Finance Authority(d)
Revenue Bonds
Waste Management, Inc.
Series 2009A (Mandatory Put 02/03/25)
02/01/2039	1.300%	750,000	758,400
Health Services 0.1%
California Municipal Finance Authority
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2035	4.000%	500,000	555,035
Higher Education 5.4%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,701,558
04/01/2035	5.000%	2,000,000	2,285,020
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-A
12/01/2036	5.000%	1,000,000	1,143,590
Revenue Bonds
Chapman University
Series 2015
04/01/2026	5.000%	1,000,000	1,185,640
Green Bonds - Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	940,614
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	440,188
04/01/2026	5.000%	1,000,000	1,102,460
Biola University
Series 2017
10/01/2031	5.000%	540,000	618,678
10/01/2032	5.000%	615,000	701,309
10/01/2033	5.000%	625,000	709,031
10/01/2034	5.000%	570,000	644,915
California Lutheran University
Series 2018
10/01/2035	5.000%	225,000	259,868
10/01/2036	5.000%	250,000	287,868
Revenue Bonds
Biola University
Series 2013
10/01/2024	5.000%	505,000	551,738
10/01/2028	5.000%	840,000	911,123
National University
Series 2019A
04/01/2035	5.000%	1,780,000	2,223,647
04/01/2036	5.000%	1,120,000	1,391,667
University of San Diego
Series 2019A
10/01/2037	5.000%	1,200,000	1,504,416
California Municipal Finance Authority(d)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	1,000,000	1,037,290
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,228,830
Revenue Bonds
California Baptist University
Series 2014A
11/01/2023	5.125%	480,000	495,730

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancer Plaza Project
Series 2013
11/01/2023	5.125%	355,000	366,559
University of California
Refunding Revenue Bonds
Series 2020BE
05/15/2037	4.000%	2,665,000	3,213,750
Total			24,945,489
Hospital 12.3%
ABAG Finance Authority for Nonprofit Corps.
Revenue Bonds
Sharp Healthcare
Series 2011A
08/01/2024	5.250%	2,750,000	2,845,617
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2015
11/15/2028	5.000%	1,000,000	1,207,540
Children’s Hospital of Orange County
Series 2019
11/01/2030	5.000%	810,000	1,059,480
El Camino Hospital
Series 2015A
02/01/2027	5.000%	1,500,000	1,748,385
Marshall Medical Center
Series 2015
11/01/2023	5.000%	325,000	368,466
Providence St. Joseph Health System
Series 2019 (Mandatory Put 10/01/25)
10/01/2039	5.000%	2,500,000	3,032,825
Series 2019 (Mandatory Put 10/01/27)
10/01/2039	5.000%	2,775,000	3,524,971
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,229,060
Revenue Bonds
City of Hope Obligation Group
Series 2012A
11/15/2021	5.000%	600,000	627,024
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	2,980,300
02/01/2034	5.000%	500,000	594,200
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,403,806
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/2028	5.000%	300,000	342,804
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017
11/15/2034	5.000%	250,000	303,490
11/15/2035	5.000%	270,000	326,660
Providence Health & Services
Series 2014A
10/01/2030	5.000%	1,500,000	1,728,615
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,226,570
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2027	5.000%	1,200,000	1,381,416
Series 2017A
02/01/2033	5.000%	2,770,000	3,243,144
California Statewide Communities Development Authority
Refunding Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,396,875
Huntington Memorial Hospital
Series 2014B
07/01/2033	5.000%	2,300,000	2,598,264
Revenue Bonds
Emanate Health
Series 2020A
04/01/2026	5.000%	570,000	694,608
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	511,462
08/01/2034	5.000%	650,000	780,267
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2027	5.000%	1,000,000	1,140,620
Kaiser Permanente
Series 2019 (Mandatory Put 11/01/29)
04/01/2038	5.000%	2,500,000	3,289,500
04/01/2045	5.000%	5,000,000	6,579,000
Loma Linda University Medical Center
Series 2014
12/01/2034	5.250%	3,000,000	3,292,800
Methodist Hospital of Southern California
Series 2018
01/01/2036	5.000%	3,000,000	3,534,960

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	584,195
01/01/2036	4.000%	1,000,000	1,083,030
Total			56,659,954
Human Service Provider 0.3%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,324,781
Joint Power Authority 0.7%
Middle Fork Project Finance Authority
Refunding Revenue Bonds
Series 2020
04/01/2030	5.000%	1,200,000	1,484,688
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,799,715
Total			3,284,403
Local Appropriation 2.4%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019 BAM
09/01/2031	5.000%	1,470,000	1,845,555
Los Angeles County Public Works Financing Authority(e)
Revenue Bonds
Green Bonds - LACMA Building for the Permanent Collection Project
Series 2020A
12/01/2037	4.000%	2,415,000	2,863,514
Riverside Public Financing Authority
Refunding Revenue Bonds
Series 2012A
11/01/2027	5.000%	2,145,000	2,341,375
11/01/2028	5.000%	1,155,000	1,259,285
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	1,069,878
06/01/2034	5.000%	775,000	971,292
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South San Francisco Public Facilities Financing Authority
Revenue Bonds
Police Station Project
Series 2020A
06/01/2034	4.000%	410,000	493,931
Total			10,844,830
Local General Obligation 8.5%
Chula Vista Elementary School District(f)
Unlimited General Obligation Bonds
BAN Series 2019
08/01/2023	0.000%	1,150,000	1,137,983
Compton Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
07/01/2022	5.000%	2,095,000	2,257,656
Compton Unified School District
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2029	5.000%	650,000	812,656
Compton Unified School District(f)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/2023	0.000%	2,025,000	1,987,213
06/01/2024	0.000%	1,925,000	1,870,907
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,365,760
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election 2014
Series 2018B
08/01/2034	4.000%	500,000	595,385
Culver City School Facilities Financing Authority
Revenue Bonds
Unified School District
Series 2005 (AGM)
08/01/2023	5.500%	1,490,000	1,704,992
Lodi Unified School District
Unlimited General Obligation Bonds
Election of 2016
Series 2020
08/01/2034	4.000%	750,000	879,143
08/01/2035	4.000%	600,000	699,522
Long Beach Unified School District(f)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	998,099

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	5,020,280
Monterey Peninsula Community College District(f)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,868,236
Napa Valley Community College District(g)
Unlimited General Obligation Refunding Bonds
Series 2018
08/01/2034	0.000%	1,595,000	1,767,675
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	778,817
Palomar Community College District(f)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2006
Series 2010B
08/01/2022	0.000%	2,140,000	2,124,271
Pomona Unified School District(f)
Unlimited General Obligation Bonds
Election 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	733,890
Rancho Santiago Community College District(f)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	3,147,871
Rescue Union School District(f)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	1,036,189
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2020D-2
07/01/2035	4.000%	1,000,000	1,235,380
Santa Monica Community College District
Unlimited General Obligation Bonds
Election 2016
Series 2018A
08/01/2034	4.000%	500,000	598,225
Saugus Union School District
Unlimited General Obligation Refunding Bonds
Series 2006 (NPFGC)
08/01/2021	5.250%	2,375,000	2,464,157
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,139,930
08/01/2032	5.000%	1,500,000	1,682,385
Total			38,906,622
Multi-Family 1.0%
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	1,184,939	1,302,402
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	424,580
Caritas Affordable Housing
Series 2014
08/15/2030	5.000%	1,000,000	1,111,080
California Statewide Communities Development Authority
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2034	5.000%	375,000	397,519
Series 2017
05/15/2032	5.000%	1,000,000	1,140,120
Total			4,375,701
Municipal Power 5.6%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,571,850
City of Riverside Electric
Refunding Revenue Bonds
Series 2019A
10/01/2037	5.000%	1,000,000	1,276,250
Imperial Irrigation District Electric System
Refunding Revenue Bonds
Series 2011D
11/01/2022	5.000%	2,860,000	2,993,962
11/01/2023	5.000%	1,040,000	1,088,610
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	2,203,898
Series 2019B
07/01/2031	5.000%	5,000,000	6,551,700

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Power System
Series 2014D
07/01/2033	5.000%	1,700,000	1,964,418
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,267,031
Sacramento Municipal Utility District
Revenue Bonds
Electric
Series 2020H
08/15/2033	5.000%	2,000,000	2,691,920
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/2030	5.000%	850,000	985,558
01/01/2031	5.000%	1,000,000	1,157,500
Series 2020
01/01/2038	5.000%	1,650,000	2,133,813
Total			25,886,510
Other Bond Issue 1.2%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	442,456
09/01/2034	4.000%	600,000	660,642
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	387,702
02/01/2033	4.000%	500,000	551,655
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	709,987
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	427,675
Long Beach Bond Finance Authority
Refunding Revenue Bonds
Aquarium of the Pacific
Series 2012
11/01/2027	5.000%	2,210,000	2,308,080
Total			5,488,197
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 0.6%
California Infrastructure & Economic Development Bank
Revenue Bonds
Green Bonds
Series 2019
10/01/2031	5.000%	2,120,000	2,788,648
Ports 2.9%
City of Long Beach Harbor(c)
Refunding Revenue Bonds
Private Activity
Series 2020B
05/15/2024	5.000%	5,000,000	5,740,100
City of Long Beach Harbor
Revenue Bonds
Series 2019A
05/15/2036	5.000%	700,000	877,919
Port Commission of the City & County of San Francisco
Refunding Revenue Bonds
Series 2020A
03/01/2037	4.000%	315,000	372,563
03/01/2038	4.000%	405,000	476,596
03/01/2039	4.000%	1,260,000	1,477,804
Port of Los Angeles(c)
Refunding Revenue Bonds
Private Activity
Series 2019A
08/01/2025	5.000%	1,750,000	2,095,922
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/2027	5.000%	1,000,000	1,112,700
09/01/2028	5.000%	1,100,000	1,219,394
Total			13,372,998
Prepaid Gas 0.5%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	1,970,000	2,478,950
Recreation 0.4%
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2025	5.000%	1,665,000	1,689,259
Refunded / Escrowed 7.2%
California Educational Facilities Authority
Revenue Bonds
University of Southern California
Series 2009C Escrowed to Maturity
10/01/2024	5.250%	3,000,000	3,579,540

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority
Prerefunded 08/15/21 Revenue Bonds
Sutter Health Obligation Group
Series 2011D
08/15/2026	5.000%	2,250,000	2,334,307
City of La Verne
Prerefunded 05/15/22 Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2024	5.000%	310,000	335,107
05/15/2025	5.000%	530,000	572,925
05/15/2026	5.000%	700,000	756,693
05/15/2029	5.000%	1,135,000	1,226,924
City of Los Angeles
Prerefunded 09/01/21 Unlimited General Obligation Bonds
Series 2011A
09/01/2025	5.000%	3,000,000	3,119,790
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian
Series 2011
12/01/2030	5.875%	1,000,000	1,060,500
City of Santa Clara Electric
Prerefunded 07/01/21 Revenue Bonds
Series 2011A
07/01/2029	5.375%	1,000,000	1,033,830
Long Beach Community College District
Prerefunded 08/01/22 Unlimited General Obligation Bonds
2008 Election
Series 2012B
08/01/2023	5.000%	700,000	758,352
Pasadena Public Financing Authority
Prerefunded 03/01/21 Revenue Bonds
Rose Bowl Renovation
Series 2010A
03/01/2026	5.000%	2,500,000	2,539,875
Poway Unified School District
Prerefunded 09/01/22 Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/2028	5.000%	1,770,000	1,922,875
San Francisco City & County Airport Commission - San Francisco International Airport
Prerefunded 05/03/21 Revenue Bonds
Series 2011-2
05/01/2026	5.250%	1,445,000	1,480,865
Semitropic Improvement District
Prerefunded 12/01/22 Revenue Bonds
Series 2012A
12/01/2023	5.000%	2,850,000	3,122,232
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of California
Prerefunded 11/01/20 Unlimited General Obligation Bonds
Series 2010
11/01/2024	5.000%	2,500,000	2,500,000
Sulphur Springs Union School District
Prerefunded 09/01/22 Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	520,000	563,914
09/01/2029	5.000%	585,000	634,403
West Contra Costa Unified School District
Prerefunded 08/01/21 Unlimited General Obligation Bonds
Series 2011 (AGM)
08/01/2023	5.250%	3,000,000	3,112,410
Prerefunded 08/01/22 Unlimited General Obligation Bonds
Series 2012
08/01/2027	5.000%	2,365,000	2,559,970
Total			33,214,512
Retirement Communities 5.1%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2024	5.375%	2,795,000	2,847,406
Series 2012
07/01/2021	5.000%	1,000,000	1,018,460
Revenue Bonds
Odd Fellows Home of California
Series 2012-A
04/01/2032	5.000%	4,750,000	5,177,547
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	366,699
07/01/2029	5.000%	300,000	353,520
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2034	4.000%	500,000	550,495
10/01/2035	4.000%	1,000,000	1,098,080
Mt. San Antonio Gardens Project
Series 2019
11/15/2039	5.000%	1,000,000	1,099,430
Retirement Housing Foundation
Series 2017
11/15/2029	5.000%	390,000	456,702
11/15/2030	5.000%	600,000	708,432
11/15/2032	5.000%	850,000	1,011,169

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2024	5.000%	2,575,000	2,887,914
10/01/2026	5.000%	1,000,000	1,142,160
Episcopal Communities and Services
Series 2012
05/15/2027	5.000%	1,520,000	1,594,541
Front Porch Communities & Services
Series 2017
04/01/2030	5.000%	150,000	176,595
Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/2028	5.000%	1,000,000	1,138,350
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	341,547
07/01/2036	4.000%	430,000	487,732
Los Angeles County Regional Financing Authority
Revenue Bonds
Montecedro, Inc. Project
Series 2014A
11/15/2034	5.000%	1,000,000	1,077,400
Total			23,534,179
Sales Tax 1.1%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,755,800
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	706,186
06/01/2036	5.000%	1,180,000	1,348,410
Los Angeles County Metropolitan Transportation Authority
Revenue Bonds
Junior Green Bonds
Series 2020
06/01/2037	4.000%	1,000,000	1,196,820
Total			5,007,216
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.2%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2033	4.000%	415,000	457,874
06/01/2034	4.000%	250,000	275,190
Total			733,064
Special Property Tax 14.2%
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2026	5.000%	650,000	779,798
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2023	5.000%	1,070,000	1,148,046
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,295,000	1,562,715
Special Assessment Refunding Bonds
Series 2019
09/02/2031	5.000%	325,000	424,375
09/02/2032	5.000%	340,000	439,093
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	1,000,154
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/2026	5.000%	625,000	679,162
09/01/2027	5.000%	800,000	868,560
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/2023	5.000%	2,415,000	2,720,208
09/01/2026	5.000%	1,000,000	1,161,370
09/01/2027	5.000%	1,000,000	1,157,150
09/01/2030	5.000%	815,000	935,840
09/01/2031	5.000%	590,000	676,494
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,247,938
10/01/2031	5.000%	1,640,000	1,960,194

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Glendale Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment
Subordinated Series 2013 (AGM)
12/01/2021	5.000%	755,000	792,735
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	604,190
05/01/2033	5.000%	1,000,000	1,203,070
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/2030	5.000%	2,065,000	2,392,220
09/01/2031	5.000%	2,720,000	3,137,221
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2029	5.000%	530,000	605,488
09/01/2030	5.000%	625,000	712,356
09/01/2032	5.000%	625,000	708,106
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2030	5.000%	1,500,000	1,662,480
Los Angeles Community Facilities District
Refunding Special Tax Bonds
Playa Vista-Phase 1
Series 2014
09/01/2030	5.000%	985,000	1,143,930
Los Angeles County Redevelopment Authority
Refunding Tax Allocation Bonds
Los Angeles Bunker Hill Project
Series 2014C (AGM)
12/01/2028	5.000%	6,060,000	7,049,537
Oakland Redevelopment Successor Agency
Subordinated Refunding Tax Allocation Bonds
Series 2013
09/01/2022	5.000%	2,000,000	2,157,420
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	418,814
09/01/2033	5.000%	730,000	905,390
09/01/2034	5.000%	500,000	618,570
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	1,089,289
10/01/2030	5.000%	350,000	426,394
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/2029	5.000%	1,195,000	1,298,212
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	995,000	1,216,527
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014
09/01/2030	5.000%	700,000	803,789
Series 2014 (AGM)
09/01/2027	5.000%	2,200,000	2,545,730
Riverside County Public Financing Authority
Tax Allocation Bonds
Project Area #1-Desert Communities
Series 2016 (BAM)
10/01/2031	4.000%	2,500,000	2,782,725
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	333,140
08/01/2031	5.000%	355,000	428,283
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	808,308
08/01/2032	5.000%	580,000	696,603
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2029	5.000%	225,000	257,166
08/01/2030	5.000%	175,000	199,399
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	2,183,026
08/01/2029	5.000%	1,000,000	1,167,550
Semitropic Improvement District
Refunding Revenue Bonds
Series 2015A 2nd Lien (AGM)
12/01/2023	5.000%	300,000	343,992
12/01/2024	5.000%	400,000	477,528
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	530,000	573,391
09/01/2029	5.000%	595,000	643,481

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transbay Joint Powers Authority
Senior Tax Allocation Bonds
Green Bonds
Series 2020A
10/01/2033	5.000%	500,000	636,790
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,416,792
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,592,363
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/2024	5.000%	580,000	678,490
09/01/2026	5.000%	700,000	834,624
Total			65,306,216
State Appropriated 3.5%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	1,500,000	1,631,985
Series 2020C
03/01/2033	5.000%	1,800,000	2,358,360
Revenue Bonds
Department of Corrections and Rehabilitation
Series 2014C
10/01/2022	5.000%	1,925,000	2,100,387
Series 2015A
06/01/2028	5.000%	1,175,000	1,404,489
Various Capital Projects
Series 2013I
11/01/2028	5.250%	3,000,000	3,416,730
Series 2014E
09/01/2030	5.000%	1,500,000	1,747,260
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	3,000,000	3,490,830
Total			16,150,041
State General Obligation 2.3%
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2031	5.000%	1,000,000	1,306,350
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020
11/01/2034	4.000%	1,000,000	1,218,710
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2032	5.000%	3,000,000	3,488,970
Series 2019
10/01/2025	5.000%	2,435,000	2,977,761
Various Purpose
Series 2020
03/01/2033	5.000%	1,000,000	1,314,280
Total			10,306,071
Tobacco 3.3%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2030	5.000%	250,000	330,405
06/01/2032	5.000%	250,000	323,655
06/01/2033	5.000%	250,000	320,342
06/01/2034	4.000%	200,000	236,810
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,670,920
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	4,000,000	4,600,720
Series 2018A
06/01/2022	5.000%	3,000,000	3,221,760
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2030	5.000%	1,220,000	1,604,166
Total			15,308,778
Transportation 0.5%
Peninsula Corridor Joint Powers Board
Refunding Revenue Bonds
Series 2019A
10/01/2036	5.000%	315,000	380,413
10/01/2037	5.000%	300,000	361,095
San Diego Association of Governments
Revenue Bonds
Green Bonds - Mid Coast Corridor
Series 2019
11/15/2027	1.800%	1,500,000	1,538,100
Total			2,279,608

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020	15

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 2.0%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,335,720
Foothill-Eastern Transportation Corridor Agency(f)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,449,250
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3 (Mandatory Put 01/15/23)
01/15/2053	5.500%	3,000,000	3,224,340
Total			9,009,310
Water & Sewer 3.2%
Beaumont Public Improvement Authority
Revenue Bonds
Series 2018-A (AGM)
09/01/2033	5.000%	500,000	610,840
09/01/2035	5.000%	830,000	1,009,554
City of Riverside Water
Refunding Revenue Bonds
Series 2019A
10/01/2032	5.000%	1,500,000	1,977,810
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	846,573
11/15/2026	5.000%	1,000,000	1,206,640
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	1,070,337
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/2024	5.000%	1,050,000	1,245,531
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Subordinated Series 2020B (BAM)
12/01/2035	4.000%	1,000,000	1,151,030
Santa Paula Utility Authority
Refunding Revenue Bonds
Series 2019 (AGM)
02/01/2034	4.000%	575,000	670,237
02/01/2036	4.000%	1,325,000	1,528,666
Stockton Public Financing Authority
Refunding Revenue Bonds
Series 2014 (BAM)
09/01/2028	5.000%	1,500,000	1,712,535
Union Sanitary District Financing Author
Revenue Bonds
Series 2020A
09/01/2037	4.000%	400,000	477,932
09/01/2038	4.000%	325,000	386,386
09/01/2039	4.000%	600,000	710,988
Total			14,605,059
Total Municipal Bonds (Cost $427,996,263)			453,862,837

Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(h)	147,810	147,795
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.012%(h)	107,496	107,496
Total Money Market Funds (Cost $255,306)		255,291
Total Investments in Securities (Cost: $433,536,569)		459,403,128
Other Assets & Liabilities, Net		(411,487)
Net Assets		458,991,641

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2020.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2020, the total value of these securities amounted to $20,443,271, which represents 4.45% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2020.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	5,285,000	—	5,285,000
Municipal Bonds	—	453,862,837	—	453,862,837
Money Market Funds	255,291	—	—	255,291
Total Investments in Securities	255,291	459,147,837	—	459,403,128
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020	17

Statement of Assets and Liabilities
October 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $433,536,569)	$459,403,128
Cash	1,262
Receivable for:
Investments sold	251,353
Capital shares sold	943,796
Interest	5,077,983
Expense reimbursement due from Investment Manager	1,387
Prepaid expenses	3,385
Other assets	2,626
Total assets	465,684,920
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	2,856,245
Capital shares purchased	2,739,952
Distributions to shareholders	933,020
Management services fees	5,888
Distribution and/or service fees	447
Transfer agent fees	45,497
Compensation of board members	87,297
Compensation of chief compliance officer	46
Other expenses	24,887
Total liabilities	6,693,279
Net assets applicable to outstanding capital stock	$458,991,641
Represented by
Paid in capital	438,043,611
Total distributable earnings (loss)	20,948,030
Total - representing net assets applicable to outstanding capital stock	$458,991,641
Class A
Net assets	$32,248,995
Shares outstanding	3,035,826
Net asset value per share	$10.62
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.95
Advisor Class
Net assets	$2,837,886
Shares outstanding	267,900
Net asset value per share	$10.59
Class C
Net assets	$8,415,072
Shares outstanding	792,645
Net asset value per share	$10.62
Institutional Class
Net assets	$398,462,301
Shares outstanding	37,594,176
Net asset value per share	$10.60
Institutional 2 Class
Net assets	$12,137,207
Shares outstanding	1,148,560
Net asset value per share	$10.57
Institutional 3 Class
Net assets	$4,890,180
Shares outstanding	461,705
Net asset value per share	$10.59
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended October 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,612
Interest	6,633,056
Total income	6,639,668
Expenses:
Management services fees	1,076,478
Distribution and/or service fees
Class A	40,477
Class C	47,519
Transfer agent fees
Class A	18,877
Advisor Class	1,473
Class C	5,543
Institutional Class	232,612
Institutional 2 Class	3,323
Institutional 3 Class	311
Compensation of board members	25,133
Custodian fees	1,453
Printing and postage fees	6,758
Registration fees	10,049
Audit fees	14,790
Legal fees	7,036
Compensation of chief compliance officer	46
Other	7,231
Total expenses	1,499,109
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(272,011)
Expense reduction	(20)
Total net expenses	1,227,078
Net investment income	5,412,590
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(13,890)
Net realized loss	(13,890)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	16,531,359
Net change in unrealized appreciation (depreciation)	16,531,359
Net realized and unrealized gain	16,517,469
Net increase in net assets resulting from operations	$21,930,059
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020	19

Statement of Changes in Net Assets
	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Operations
Net investment income	$5,412,590	$11,007,834
Net realized loss	(13,890)	(402,775)
Net change in unrealized appreciation (depreciation)	16,531,359	(10,259,961)
Net increase in net assets resulting from operations	21,930,059	345,098
Distributions to shareholders
Net investment income and net realized gains
Class A	(348,920)	(725,273)
Advisor Class	(30,480)	(69,934)
Class C	(66,472)	(170,563)
Institutional Class	(4,801,111)	(9,604,298)
Institutional 2 Class	(138,183)	(323,534)
Institutional 3 Class	(70,659)	(114,507)
Total distributions to shareholders	(5,455,825)	(11,008,109)
Increase (decrease) in net assets from capital stock activity	(443,434)	51,042,670
Total increase in net assets	16,030,800	40,379,659
Net assets at beginning of period	442,960,841	402,581,182
Net assets at end of period	$458,991,641	$442,960,841
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2020 (Unaudited)		April 30, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	383,258	4,076,549	913,135	9,698,460
Distributions reinvested	28,169	299,641	59,744	635,235
Redemptions	(442,809)	(4,694,579)	(964,067)	(10,226,058)
Net increase (decrease)	(31,382)	(318,389)	8,812	107,637
Advisor Class
Subscriptions	47,765	505,720	140,274	1,492,366
Distributions reinvested	2,861	30,356	6,559	69,630
Redemptions	(13,344)	(140,517)	(132,178)	(1,354,984)
Net increase	37,282	395,559	14,655	207,012
Class C
Subscriptions	16,313	172,968	87,790	927,960
Distributions reinvested	5,192	55,202	12,229	130,000
Redemptions	(244,020)	(2,596,469)	(152,244)	(1,606,884)
Net decrease	(222,515)	(2,368,299)	(52,225)	(548,924)
Institutional Class
Subscriptions	4,374,402	46,223,205	10,501,340	110,653,165
Distributions reinvested	111,806	1,186,914	221,814	2,353,657
Redemptions	(4,354,265)	(45,837,464)	(6,146,605)	(64,470,459)
Net increase	131,943	1,572,655	4,576,549	48,536,363
Institutional 2 Class
Subscriptions	161,544	1,716,389	417,161	4,431,416
Distributions reinvested	13,054	138,183	30,536	323,277
Redemptions	(90,957)	(952,370)	(407,144)	(4,270,053)
Net increase	83,641	902,202	40,553	484,640
Institutional 3 Class
Subscriptions	98,542	1,041,588	288,319	3,069,271
Distributions reinvested	6,649	70,530	10,782	114,233
Redemptions	(163,373)	(1,739,280)	(88,923)	(927,562)
Net increase (decrease)	(58,182)	(627,162)	210,178	2,255,942
Total net increase (decrease)	(59,213)	(443,434)	4,798,522	51,042,670
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 10/31/2020 (Unaudited)	$10.24	0.11	0.38	0.49	(0.11)	(0.11)
Year Ended 4/30/2020	$10.46	0.24	(0.22)	0.02	(0.24)	(0.24)
Year Ended 4/30/2019	$10.23	0.27	0.23	0.50	(0.27)	(0.27)
Year Ended 4/30/2018	$10.38	0.27	(0.15)	0.12	(0.27)	(0.27)
Year Ended 4/30/2017	$10.72	0.26	(0.34)	(0.08)	(0.26)	(0.26)
Year Ended 4/30/2016	$10.50	0.27	0.22	0.49	(0.27)	(0.27)
Advisor Class
Six Months Ended 10/31/2020 (Unaudited)	$10.21	0.13	0.38	0.51	(0.13)	(0.13)
Year Ended 4/30/2020	$10.43	0.27	(0.22)	0.05	(0.27)	(0.27)
Year Ended 4/30/2019	$10.20	0.30	0.23	0.53	(0.30)	(0.30)
Year Ended 4/30/2018	$10.36	0.29	(0.16)	0.13	(0.29)	(0.29)
Year Ended 4/30/2017	$10.69	0.29	(0.33)	(0.04)	(0.29)	(0.29)
Year Ended 4/30/2016	$10.46	0.29	0.24	0.53	(0.30)	(0.30)
Class C
Six Months Ended 10/31/2020 (Unaudited)	$10.23	0.07	0.39	0.46	(0.07)	(0.07)
Year Ended 4/30/2020	$10.46	0.16	(0.23)	(0.07)	(0.16)	(0.16)
Year Ended 4/30/2019	$10.22	0.20	0.24	0.44	(0.20)	(0.20)
Year Ended 4/30/2018	$10.38	0.19	(0.16)	0.03	(0.19)	(0.19)
Year Ended 4/30/2017	$10.72	0.18	(0.34)	(0.16)	(0.18)	(0.18)
Year Ended 4/30/2016	$10.49	0.19	0.23	0.42	(0.19)	(0.19)
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$10.21	0.13	0.39	0.52	(0.13)	(0.13)
Year Ended 4/30/2020	$10.44	0.27	(0.23)	0.04	(0.27)	(0.27)
Year Ended 4/30/2019	$10.21	0.30	0.23	0.53	(0.30)	(0.30)
Year Ended 4/30/2018	$10.36	0.29	(0.15)	0.14	(0.29)	(0.29)
Year Ended 4/30/2017	$10.70	0.28	(0.33)	(0.05)	(0.29)	(0.29)
Year Ended 4/30/2016	$10.47	0.30	0.23	0.53	(0.30)	(0.30)
Institutional 2 Class
Six Months Ended 10/31/2020 (Unaudited)	$10.18	0.13	0.39	0.52	(0.13)	(0.13)
Year Ended 4/30/2020	$10.41	0.27	(0.22)	0.05	(0.28)	(0.28)
Year Ended 4/30/2019	$10.18	0.30	0.23	0.53	(0.30)	(0.30)
Year Ended 4/30/2018	$10.33	0.30	(0.15)	0.15	(0.30)	(0.30)
Year Ended 4/30/2017	$10.67	0.29	(0.34)	(0.05)	(0.29)	(0.29)
Year Ended 4/30/2016	$10.44	0.31	0.23	0.54	(0.31)	(0.31)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2020 (Unaudited)	$10.62	4.83%	0.86%(c)	0.75%(c),(d)	2.13%(c)	1%	$32,249
Year Ended 4/30/2020	$10.24	0.17%	0.86%	0.75%(d)	2.30%	6%	$31,402
Year Ended 4/30/2019	$10.46	5.00%	0.87%	0.74%(d)	2.67%	17%	$31,998
Year Ended 4/30/2018	$10.23	1.10%	0.88%	0.74%(d)	2.56%	5%	$27,341
Year Ended 4/30/2017	$10.38	(0.75%)	0.92%	0.74%(d)	2.45%	17%	$31,273
Year Ended 4/30/2016	$10.72	4.76%	0.94%	0.74%(d)	2.58%	8%	$51,869
Advisor Class
Six Months Ended 10/31/2020 (Unaudited)	$10.59	4.97%	0.61%(c)	0.50%(c),(d)	2.38%(c)	1%	$2,838
Year Ended 4/30/2020	$10.21	0.41%	0.61%	0.50%(d)	2.54%	6%	$2,354
Year Ended 4/30/2019	$10.43	5.28%	0.62%	0.49%(d)	2.92%	17%	$2,254
Year Ended 4/30/2018	$10.20	1.25%	0.63%	0.49%(d)	2.83%	5%	$1,931
Year Ended 4/30/2017	$10.36	(0.42%)	0.67%	0.49%(d)	2.71%	17%	$903
Year Ended 4/30/2016	$10.69	5.13%	0.69%	0.49%(d)	2.81%	8%	$1,457
Class C
Six Months Ended 10/31/2020 (Unaudited)	$10.62	4.54%	1.61%(c)	1.49%(c),(d)	1.38%(c)	1%	$8,415
Year Ended 4/30/2020	$10.23	(0.68%)	1.61%	1.50%(d)	1.54%	6%	$10,387
Year Ended 4/30/2019	$10.46	4.32%	1.62%	1.49%(d)	1.92%	17%	$11,161
Year Ended 4/30/2018	$10.22	0.25%	1.63%	1.49%(d)	1.81%	5%	$13,508
Year Ended 4/30/2017	$10.38	(1.49%)	1.67%	1.49%(d)	1.71%	17%	$15,503
Year Ended 4/30/2016	$10.72	4.08%	1.69%	1.49%(d)	1.83%	8%	$14,549
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$10.60	5.07%	0.61%(c)	0.50%(c),(d)	2.38%(c)	1%	$398,462
Year Ended 4/30/2020	$10.21	0.31%	0.61%	0.50%(d)	2.54%	6%	$382,665
Year Ended 4/30/2019	$10.44	5.27%	0.62%	0.49%(d)	2.92%	17%	$343,276
Year Ended 4/30/2018	$10.21	1.35%	0.63%	0.49%(d)	2.82%	5%	$365,455
Year Ended 4/30/2017	$10.36	(0.51%)	0.67%	0.49%(d)	2.71%	17%	$371,130
Year Ended 4/30/2016	$10.70	5.12%	0.69%	0.49%(d)	2.83%	8%	$378,630
Institutional 2 Class
Six Months Ended 10/31/2020 (Unaudited)	$10.57	5.11%	0.56%(c)	0.44%(c)	2.44%(c)	1%	$12,137
Year Ended 4/30/2020	$10.18	0.37%	0.55%	0.44%	2.60%	6%	$10,846
Year Ended 4/30/2019	$10.41	5.34%	0.56%	0.43%	2.98%	17%	$10,662
Year Ended 4/30/2018	$10.18	1.42%	0.56%	0.42%	2.89%	5%	$7,363
Year Ended 4/30/2017	$10.33	(0.42%)	0.55%	0.41%	2.80%	17%	$4,867
Year Ended 4/30/2016	$10.67	5.23%	0.55%	0.39%	2.93%	8%	$2,829
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020	23

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$10.21	0.13	0.38	0.51	(0.13)	(0.13)
Year Ended 4/30/2020	$10.43	0.28	(0.22)	0.06	(0.28)	(0.28)
Year Ended 4/30/2019	$10.20	0.31	0.23	0.54	(0.31)	(0.31)
Year Ended 4/30/2018	$10.35	0.30	(0.15)	0.15	(0.30)	(0.30)
Year Ended 4/30/2017(e)	$10.27	0.05	0.08	0.13	(0.05)	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$10.59	5.03%	0.51%(c)	0.39%(c)	2.49%(c)	1%	$4,890
Year Ended 4/30/2020	$10.21	0.52%	0.50%	0.39%	2.64%	6%	$5,307
Year Ended 4/30/2019	$10.43	5.39%	0.51%	0.38%	3.02%	17%	$3,231
Year Ended 4/30/2018	$10.20	1.46%	0.52%	0.38%	2.95%	5%	$866
Year Ended 4/30/2017(e)	$10.35	1.27%	0.52%(c)	0.36%(c)	2.98%(c)	17%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020	25

Notes to Financial Statements
October 31, 2020 (Unaudited)
Note 1. Organization
Columbia California Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
26	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2020 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
28	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
For the six months ended October 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2020, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	9,082
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020	29

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through August 31, 2021
Class A	0.75%
Advisor Class	0.50
Class C	1.50
Institutional Class	0.50
Institutional 2 Class	0.44
Institutional 3 Class	0.39
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
433,537,000	26,510,000	(644,000)	25,866,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(4,407,034)	(402,210)	(4,809,244)
30	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $18,160,778 and $6,282,240, respectively, for the six months ended October 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2020.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020	31

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers
32	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At October 31, 2020, one unaffiliated shareholder of record owned 66.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020	33

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
34	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia California Intermediate Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020	35

Approval of Management Agreement  (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
36	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2020	37

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Columbia California Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR122_04_K01_(12/20)

SemiAnnual Report
October 31, 2020
Columbia South Carolina Intermediate Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia South Carolina Intermediate Municipal Bond Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia South Carolina Intermediate Municipal Bond Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income exempt from U.S. federal income tax and South Carolina individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended October 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/05/92	3.86	2.41	2.52	2.83
	Including sales charges		0.76	-0.66	1.90	2.52
Advisor Class*		03/19/13	3.99	2.67	2.80	3.08
Class C	Excluding sales charges	06/17/92	3.46	1.65	1.78	2.06
	Including sales charges		2.46	0.65	1.78	2.06
Institutional Class		01/06/92	4.09	2.67	2.80	3.08
Institutional 3 Class*		03/01/17	4.03	2.78	2.88	3.12
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			4.67	3.84	3.41	3.66
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2020)
AAA rating	5.3
AA rating	43.4
A rating	47.3
BBB rating	2.1
BB rating	0.9
Not rated	1.0
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is Not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be Not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2020 — October 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,038.60	1,021.01	4.14	4.10	0.81
Advisor Class	1,000.00	1,000.00	1,039.90	1,022.26	2.86	2.84	0.56
Class C	1,000.00	1,000.00	1,034.60	1,017.25	7.96	7.89	1.56
Institutional Class	1,000.00	1,000.00	1,040.90	1,022.26	2.87	2.84	0.56
Institutional 3 Class	1,000.00	1,000.00	1,040.30	1,022.81	2.30	2.28	0.45
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	5

Portfolio of Investments
October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 4.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 4.0%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	0.110%	865,000	865,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	0.110%	2,000,000	2,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.110%	2,000,000	2,000,000
Total			4,865,000
Total Floating Rate Notes (Cost $4,865,000)			4,865,000

Municipal Bonds 91.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.5%
Charleston County Airport District
Revenue Bonds
Series 2019
07/01/2035	5.000%	500,000	614,355
Charter Schools 1.3%
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
Series 2015A
08/15/2035	5.125%	1,000,000	1,047,430
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	500,000	549,065
Total			1,596,495
Higher Education 8.0%
Clemson University
Revenue Bonds
Athletic Facility
Series 2014A
05/01/2028	5.000%	1,170,000	1,368,970
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Coastal Carolina University
Revenue Bonds
Series 2015
06/01/2024	5.000%	1,500,000	1,697,985
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Furman University
Series 2015
10/01/2032	5.000%	1,895,000	2,152,455
Revenue Bonds
Wofford College Project
Series 2019
04/01/2037	5.000%	885,000	1,045,937
University of South Carolina
Refunding Revenue Bonds
Series 2017B
05/01/2034	5.000%	1,500,000	1,781,370
Revenue Bonds
Moore School of Business Project
Series 2012
05/01/2026	5.000%	1,500,000	1,594,770
Total			9,641,487
Hospital 11.1%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	1,500,000	1,701,990
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/2027	5.000%	1,750,000	1,847,825
10/01/2031	5.000%	2,000,000	2,099,180
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Lexington Medical Center Obligated Group
Series 2017
11/01/2032	4.000%	1,050,000	1,197,987
Revenue Bonds
Lexington Medical Center
Series 2016
11/01/2034	5.000%	1,500,000	1,749,975
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	2,000,000	2,378,200
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
McLeod Health Obligation Group
Series 2018
11/01/2033	5.000%	1,000,000	1,225,890
St. Joseph’s Candler Health System, Inc.
Series 2019
07/01/2032	5.000%	1,000,000	1,229,150
Total			13,430,197
Joint Power Authority 3.2%
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2014B
12/01/2032	5.000%	1,250,000	1,410,762
Series 2016A
12/01/2028	5.000%	2,000,000	2,415,840
Total			3,826,602
Local Appropriation 23.8%
Aiken County Consolidated School District
Special Obligation Revenue Bonds
Series 2019
06/01/2033	4.000%	325,000	388,973
Berkeley County School District
Refunding Revenue Bonds
Securing Assets for Education
Series 2015A
12/01/2027	5.000%	1,500,000	1,708,515
Charleston Educational Excellence Finance Corp.
Refunding Revenue Bonds
Charleston County School
Series 2013
12/01/2025	5.000%	2,000,000	2,271,900
Charleston Public Facilities Corp.
Revenue Bonds
Series 2015A
09/01/2029	5.000%	1,000,000	1,188,950
City of North Charleston
Tax Allocation Bonds
Series 2019B
10/01/2027	5.000%	1,000,000	1,249,770
Tax Increment Pledge
Series 2020
10/01/2031	5.000%	300,000	389,424
County of Dorchester
Tax Allocation Bonds
Series 2020
10/01/2036	5.000%	385,000	476,795
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Florence
Revenue Bonds
Series 2015
10/01/2028	5.000%	1,000,000	1,130,060
Dorchester County School District No. 2
Refunding Revenue Bonds
Growth Installment Purchase
Series 2013
12/01/2027	5.000%	1,000,000	1,138,680
Fort Mill School Facilities Corp.
Refunding Revenue Bonds
Fort Mills School District #4
Series 2015
12/01/2028	5.000%	1,000,000	1,183,880
Kershaw County School District
Refunding Revenue Bonds
Series 2015
12/01/2025	5.000%	1,000,000	1,206,370
Lexington One School Facilities Corp.
Refunding Revenue Bonds
Lexington County School District
Series 2015
12/01/2026	5.000%	835,000	952,184
Lexington School District No. 2 Educational Facilities Corp.
Refunding Revenue Bonds
Series 2015B
12/01/2026	5.000%	1,815,000	2,151,937
Newberry Investing in Children’s Education
Refunding Revenue Bonds
Newberry County School District
Series 2014
12/01/2029	5.000%	1,500,000	1,732,020
North Charleston Public Facilities Corp.
Revenue Bonds
Series 2012
06/01/2029	5.000%	2,280,000	2,438,392
SCAGO Educational Facilities Corp. for Calhoun School District
Refunding Revenue Bonds
Series 2015 (BAM)
12/01/2026	5.000%	520,000	628,004
SCAGO Educational Facilities Corp. for Cherokee School District No. 1
Refunding Revenue Bonds
Series 2015
12/01/2028	5.000%	1,830,000	2,126,277
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	1,295,000	1,486,751

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/2029	5.000%	1,500,000	1,737,930
12/01/2030	5.000%	1,275,000	1,472,395
Sumter Two School Facilities, Inc.
Refunding Revenue Bonds
Sumter County School District No. 2
Series 2016 (BAM)
12/01/2027	5.000%	1,500,000	1,772,670
Total			28,831,877
Local General Obligation 8.2%
Anderson County School District No. 5
Unlimited General Obligation Bonds
South Carolina School District Credit Enhancement Program
Series 2017
03/01/2030	4.000%	1,000,000	1,178,180
Beaufort County School District
Unlimited General Obligation Bonds
Series 2014B
03/01/2023	5.000%	1,190,000	1,320,519
Lexington County School District No. 1
Unlimited General Obligation Bonds
Series 2020C
02/01/2031	4.000%	1,000,000	1,226,000
Unlimited General Obligation Refunding Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2031	5.000%	1,000,000	1,288,570
Richland County School District No. 2
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
03/01/2029	5.000%	1,000,000	1,328,050
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Series 2015
04/01/2034	5.000%	940,000	969,883
Spartanburg County School District No. 7
Unlimited General Obligation Bonds
Series 2018-B
03/01/2036	5.000%	1,000,000	1,278,850
Series 2019D
03/01/2037	5.000%	1,000,000	1,274,190
Total			9,864,242
Municipal Power 4.0%
City of Camden Combined Public Utility System
Refunding Revenue Bonds
Series 2020 (AGM)
ASSURED GUARANTY MUNICIPAL CORP
03/01/2031	4.000%	1,125,000	1,410,390
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Rock Hill Combined Utility System
Refunding Revenue Bonds
Series 2012A (AGM)
01/01/2023	5.000%	1,560,000	1,644,490
Series 2019A
01/01/2032	5.000%	1,000,000	1,256,680
Easley Combined Utility System
Refunding Revenue Bonds
Easley Combined Utility System
Series 2019 (AGM)
12/01/2033	4.000%	500,000	593,065
Total			4,904,625
Other Utility 1.0%
Patriots Energy Group
Improvement Refunding Revenue Bonds
Gas Systems
Series 2019
06/01/2038	5.000%	1,000,000	1,208,970
Ports 2.1%
South Carolina Ports Authority(d)
Revenue Bonds
Series 2019B
07/01/2033	5.000%	2,000,000	2,491,720
Refunded / Escrowed 4.9%
Anderson Regional Joint Water System
Prerefunded 07/15/22 Revenue Bonds
Series 2012
07/15/2028	5.000%	2,000,000	2,161,040
City of Columbia Waterworks & Sewer System
Prerefunded 02/01/21 Revenue Bonds
Series 2011A
02/01/2027	5.000%	1,000,000	1,011,800
Renewable Water Resources
Prerefunded 01/01/22 Refunding Revenue Bonds
Series 2012
01/01/2024	5.000%	555,000	585,614
Prerefunded 01/01/22 Revenue Bonds
Series 2012
01/01/2024	5.000%	445,000	469,546
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/22 Revenue Bonds
Bon Secours Health System, Inc.
Series 2013
11/01/2024	5.000%	450,000	491,931

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Hilton Head Island
Prerefunded 06/01/21 Revenue Bonds
Series 2011A
06/01/2023	5.000%	555,000	570,473
06/01/2024	5.000%	580,000	596,171
Total			5,886,575
Resource Recovery 2.9%
Three Rivers Solid Waste Authority(e)
Revenue Bonds
Capital Appreciation-Landfill Gas Project
Series 2007
10/01/2024	0.000%	1,835,000	1,767,821
10/01/2025	0.000%	1,835,000	1,742,112
Total			3,509,933
Retirement Communities 1.1%
South Carolina Jobs-Economic Development Authority(c)
Refunding Revenue Bonds
Wesley Commons
Series 2016
10/01/2026	5.000%	655,000	682,005
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Bishop Gadsden Episcopal Retirement Community
Series 2019
04/01/2034	4.000%	605,000	632,697
Total			1,314,702
Special Non Property Tax 6.4%
City of Columbia
Revenue Bonds
Series 2014
02/01/2033	5.000%	1,195,000	1,355,787
City of Florence Accommodations Fee
Revenue Bonds
Series 2015
05/01/2030	4.000%	1,000,000	1,082,320
05/01/2035	5.000%	1,000,000	1,112,010
City of Greenville Hospitality Tax
Improvement Refunding Revenue Bonds
Series 2011 (AGM)
04/01/2021	5.000%	1,290,000	1,314,781
City of Myrtle Beach
Revenue Bonds
Hospitality Fee
Series 2014B
06/01/2030	5.000%	560,000	621,841
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Rock Hill
Revenue Bonds
Hospitality Fee Pledge
Series 2013
04/01/2023	5.000%	695,000	759,301
Greenville County Public Facilities Corp.
Refunding Certificate of Participation
Series 2014
04/01/2026	5.000%	890,000	1,029,401
Town of Hilton Head Island
Revenue Bonds
Beach Preservation Fee Pledge
Series 2017
08/01/2025	5.000%	400,000	484,060
Total			7,759,501
Special Property Tax 1.0%
City of Myrtle Beach
Refunding Tax Allocation Bonds
Myrtle Beach Air Force Base
Series 2016
10/01/2030	5.000%	1,000,000	1,197,560
State General Obligation 1.0%
State of South Carolina
Unlimited General Obligation Bonds
Series 2014B
04/01/2025	5.000%	1,000,000	1,159,220
Student Loan 0.5%
South Carolina State Education Assistance Authority
Revenue Bonds
Student Loan
Series 2009I
10/01/2024	5.000%	565,000	565,232
Transportation 1.9%
South Carolina Transportation Infrastructure Bank
Refunding Revenue Bonds
Infrastructure Bank
Series 2015A
10/01/2024	5.000%	2,000,000	2,334,080
Water & Sewer 8.3%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2024	5.000%	1,000,000	1,155,410
Revenue Bonds
Series 2019A
03/01/2035	5.000%	750,000	963,600

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Charleston Waterworks & Sewer System
Revenue Bonds
Series 2019
01/01/2038	5.000%	1,000,000	1,312,160
City of Columbia Stormwater System
Revenue Bonds
Green Bonds
Series 2018
02/01/2038	5.000%	350,000	434,952
City of Columbia Waterworks & Sewer System
Revenue Bonds
Series 2018
02/01/2035	4.000%	560,000	653,044
City of Spartanburg Water System
Refunding Revenue Bonds
Series 2017B
06/01/2035	4.000%	1,375,000	1,586,434
City of Sumter Waterworks & Sewer System
Refunding Revenue Bonds
Series 2015
12/01/2027	4.000%	400,000	464,220
County of Richland Utility System
Refunding Revenue Bonds
Series 2020
03/01/2031	5.000%	240,000	319,529
03/01/2032	5.000%	215,000	284,150
03/01/2033	5.000%	280,000	367,142
Georgetown County Water & Sewer District
Refunding Revenue Bonds
Series 2015
06/01/2027	4.000%	450,000	512,149
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Spartanburg Sanitation Sewer District
Refunding Revenue Bonds
Series 2014B
03/01/2034	5.000%	1,000,000	1,163,950
Town of Lexington Waterworks & Sewer System
Refunding Revenue Bonds
Series 2017
06/01/2034	4.000%	750,000	878,707
Total			10,095,447
Total Municipal Bonds (Cost $104,058,971)			110,232,820

Money Market Funds 3.9%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(f)	113,752	113,741
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.012%(f)	4,573,903	4,573,903
Total Money Market Funds (Cost $4,687,655)		4,687,644
Total Investments in Securities (Cost: $113,611,626)		119,785,464
Other Assets & Liabilities, Net		1,100,455
Net Assets		120,885,919

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2020.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2020, the total value of these securities amounted to $1,729,435, which represents 1.43% of total net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at October 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	4,865,000	—	4,865,000
Municipal Bonds	—	110,232,820	—	110,232,820
Money Market Funds	4,687,644	—	—	4,687,644
Total Investments in Securities	4,687,644	115,097,820	—	119,785,464
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	11

Statement of Assets and Liabilities
October 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $113,611,626)	$119,785,464
Cash	55
Receivable for:
Capital shares sold	91,736
Interest	1,386,510
Expense reimbursement due from Investment Manager	301
Prepaid expenses	2,277
Total assets	121,266,343
Liabilities
Payable for:
Capital shares purchased	32,556
Distributions to shareholders	202,671
Management services fees	1,553
Distribution and/or service fees	300
Transfer agent fees	12,773
Compensation of board members	108,042
Compensation of chief compliance officer	12
Other expenses	22,517
Total liabilities	380,424
Net assets applicable to outstanding capital stock	$120,885,919
Represented by
Paid in capital	115,260,730
Total distributable earnings (loss)	5,625,189
Total - representing net assets applicable to outstanding capital stock	$120,885,919
Class A
Net assets	$27,743,079
Shares outstanding	2,672,406
Net asset value per share	$10.38
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.70
Advisor Class
Net assets	$2,910,555
Shares outstanding	280,428
Net asset value per share	$10.38
Class C
Net assets	$4,055,785
Shares outstanding	390,332
Net asset value per share	$10.39
Institutional Class
Net assets	$78,678,777
Shares outstanding	7,575,219
Net asset value per share	$10.39
Institutional 3 Class
Net assets	$7,497,723
Shares outstanding	719,433
Net asset value per share	$10.42
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended October 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,297
Interest	1,563,279
Total income	1,565,576
Expenses:
Management services fees	272,965
Distribution and/or service fees
Class A	32,935
Class C	22,696
Transfer agent fees
Class A	15,647
Advisor Class	1,733
Class C	2,696
Institutional Class	44,876
Institutional 3 Class	338
Compensation of board members	27,456
Custodian fees	679
Printing and postage fees	5,329
Registration fees	2,763
Audit fees	14,790
Legal fees	5,109
Compensation of chief compliance officer	12
Other	4,615
Total expenses	454,639
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(77,476)
Expense reduction	(20)
Total net expenses	377,143
Net investment income	1,188,433
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,943)
Net realized loss	(5,943)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,089,535
Net change in unrealized appreciation (depreciation)	3,089,535
Net realized and unrealized gain	3,083,592
Net increase in net assets resulting from operations	$4,272,025
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	13

Statement of Changes in Net Assets
	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Operations
Net investment income	$1,188,433	$2,542,642
Net realized loss	(5,943)	(166,150)
Net change in unrealized appreciation (depreciation)	3,089,535	(760,029)
Net increase in net assets resulting from operations	4,272,025	1,616,463
Distributions to shareholders
Net investment income and net realized gains
Class A	(250,548)	(547,432)
Advisor Class	(31,408)	(56,833)
Class C	(26,182)	(95,183)
Institutional Class	(813,859)	(1,836,066)
Institutional 3 Class	(76,722)	(107,127)
Total distributions to shareholders	(1,198,719)	(2,642,641)
Increase in net assets from capital stock activity	10,384,585	4,736,181
Total increase in net assets	13,457,891	3,710,003
Net assets at beginning of period	107,428,028	103,718,025
Net assets at end of period	$120,885,919	$107,428,028
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2020 (Unaudited)		April 30, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	326,605	3,407,980	499,378	5,166,255
Distributions reinvested	18,953	197,232	41,951	433,746
Redemptions	(93,488)	(972,115)	(284,998)	(2,932,367)
Net increase	252,070	2,633,097	256,331	2,667,634
Advisor Class
Subscriptions	63,020	648,201	75,561	782,030
Distributions reinvested	3,008	31,301	5,474	56,585
Redemptions	(15,817)	(164,190)	(33,204)	(340,632)
Net increase	50,211	515,312	47,831	497,983
Class C
Subscriptions	30,171	314,183	61,831	640,505
Distributions reinvested	2,132	22,209	6,986	72,272
Redemptions	(141,012)	(1,470,903)	(421,944)	(4,360,019)
Net decrease	(108,709)	(1,134,511)	(353,127)	(3,647,242)
Institutional Class
Subscriptions	1,007,615	10,477,812	2,157,574	22,334,115
Distributions reinvested	16,644	173,313	38,534	398,592
Redemptions	(356,893)	(3,706,481)	(2,204,369)	(22,741,142)
Net increase (decrease)	667,366	6,944,644	(8,261)	(8,435)
Institutional 3 Class
Subscriptions	215,128	2,255,476	552,912	5,767,081
Distributions reinvested	2,790	29,141	3,937	40,852
Redemptions	(82,144)	(858,574)	(56,695)	(581,692)
Net increase	135,774	1,426,043	500,154	5,226,241
Total net increase	996,712	10,384,585	442,928	4,736,181
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2020 (Unaudited)	$10.09	0.10	0.29	0.39	(0.10)	—	(0.10)
Year Ended 4/30/2020	$10.17	0.22	(0.07)	0.15	(0.23)	—	(0.23)
Year Ended 4/30/2019	$9.94	0.24	0.24	0.48	(0.25)	—	(0.25)
Year Ended 4/30/2018	$10.16	0.25	(0.20)	0.05	(0.27)	—	(0.27)
Year Ended 4/30/2017	$10.55	0.25	(0.35)	(0.10)	(0.28)	(0.01)	(0.29)
Year Ended 4/30/2016	$10.44	0.28	0.16	0.44	(0.30)	(0.03)	(0.33)
Advisor Class
Six Months Ended 10/31/2020 (Unaudited)	$10.09	0.11	0.29	0.40	(0.11)	—	(0.11)
Year Ended 4/30/2020	$10.16	0.25	(0.06)	0.19	(0.26)	—	(0.26)
Year Ended 4/30/2019	$9.94	0.26	0.24	0.50	(0.28)	—	(0.28)
Year Ended 4/30/2018	$10.15	0.27	(0.19)	0.08	(0.29)	—	(0.29)
Year Ended 4/30/2017	$10.54	0.28	(0.36)	(0.08)	(0.30)	(0.01)	(0.31)
Year Ended 4/30/2016	$10.43	0.30	0.17	0.47	(0.33)	(0.03)	(0.36)
Class C
Six Months Ended 10/31/2020 (Unaudited)	$10.10	0.06	0.29	0.35	(0.06)	—	(0.06)
Year Ended 4/30/2020	$10.17	0.15	(0.07)	0.08	(0.15)	—	(0.15)
Year Ended 4/30/2019	$9.94	0.16	0.25	0.41	(0.18)	—	(0.18)
Year Ended 4/30/2018	$10.16	0.17	(0.20)	(0.03)	(0.19)	—	(0.19)
Year Ended 4/30/2017	$10.56	0.18	(0.37)	(0.19)	(0.20)	(0.01)	(0.21)
Year Ended 4/30/2016	$10.44	0.20	0.18	0.38	(0.23)	(0.03)	(0.26)
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$10.09	0.11	0.30	0.41	(0.11)	—	(0.11)
Year Ended 4/30/2020	$10.17	0.25	(0.07)	0.18	(0.26)	—	(0.26)
Year Ended 4/30/2019	$9.94	0.26	0.25	0.51	(0.28)	—	(0.28)
Year Ended 4/30/2018	$10.16	0.27	(0.20)	0.07	(0.29)	—	(0.29)
Year Ended 4/30/2017	$10.56	0.28	(0.37)	(0.09)	(0.30)	(0.01)	(0.31)
Year Ended 4/30/2016	$10.44	0.31	0.17	0.48	(0.33)	(0.03)	(0.36)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2020 (Unaudited)	$10.38	3.86%	0.94%(c)	0.81%(c),(d)	1.88%(c)	2%	$27,743
Year Ended 4/30/2020	$10.09	1.46%	0.91%	0.81%(d)	2.15%	9%	$24,421
Year Ended 4/30/2019	$10.17	4.93%	0.93%	0.81%(d)	2.37%	9%	$21,999
Year Ended 4/30/2018	$9.94	0.43%	0.93%	0.81%(d)	2.41%	7%	$23,050
Year Ended 4/30/2017	$10.16	(0.98%)	0.98%	0.81%(d)	2.45%	11%	$21,486
Year Ended 4/30/2016	$10.55	4.33%	0.99%	0.81%	2.69%	16%	$21,972
Advisor Class
Six Months Ended 10/31/2020 (Unaudited)	$10.38	3.99%	0.69%(c)	0.56%(c),(d)	2.13%(c)	2%	$2,911
Year Ended 4/30/2020	$10.09	1.82%	0.65%	0.56%(d)	2.40%	9%	$2,322
Year Ended 4/30/2019	$10.16	5.09%	0.68%	0.56%(d)	2.62%	9%	$1,854
Year Ended 4/30/2018	$9.94	0.78%	0.68%	0.56%(d)	2.66%	7%	$1,984
Year Ended 4/30/2017	$10.15	(0.74%)	0.73%	0.56%(d)	2.71%	11%	$1,205
Year Ended 4/30/2016	$10.54	4.59%	0.74%	0.56%	2.93%	16%	$758
Class C
Six Months Ended 10/31/2020 (Unaudited)	$10.39	3.46%	1.69%(c)	1.56%(c),(d)	1.14%(c)	2%	$4,056
Year Ended 4/30/2020	$10.10	0.80%	1.66%	1.56%(d)	1.41%	9%	$5,039
Year Ended 4/30/2019	$10.17	4.14%	1.68%	1.56%(d)	1.62%	9%	$8,669
Year Ended 4/30/2018	$9.94	(0.32%)	1.68%	1.56%(d)	1.66%	7%	$10,759
Year Ended 4/30/2017	$10.16	(1.81%)	1.73%	1.56%(d)	1.70%	11%	$13,698
Year Ended 4/30/2016	$10.56	3.65%	1.74%	1.56%	1.94%	16%	$15,051
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$10.39	4.09%	0.69%(c)	0.56%(c),(d)	2.13%(c)	2%	$78,679
Year Ended 4/30/2020	$10.09	1.72%	0.66%	0.56%(d)	2.40%	9%	$69,733
Year Ended 4/30/2019	$10.17	5.19%	0.68%	0.56%(d)	2.62%	9%	$70,343
Year Ended 4/30/2018	$9.94	0.68%	0.68%	0.56%(d)	2.66%	7%	$77,773
Year Ended 4/30/2017	$10.16	(0.83%)	0.73%	0.56%(d)	2.70%	11%	$83,743
Year Ended 4/30/2016	$10.56	4.69%	0.74%	0.56%	2.93%	16%	$105,200
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$10.13	0.12	0.29	0.41	(0.12)	—	(0.12)
Year Ended 4/30/2020	$10.21	0.26	(0.07)	0.19	(0.27)	—	(0.27)
Year Ended 4/30/2019	$9.98	0.27	0.25	0.52	(0.29)	—	(0.29)
Year Ended 4/30/2018	$10.19	0.28	(0.19)	0.09	(0.30)	—	(0.30)
Year Ended 4/30/2017(e)	$10.13	0.05	0.06(f)	0.11	(0.05)	—	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$10.42	4.03%	0.58%(c)	0.45%(c)	2.24%(c)	2%	$7,498
Year Ended 4/30/2020	$10.13	1.83%	0.53%	0.45%	2.50%	9%	$5,913
Year Ended 4/30/2019	$10.21	5.30%	0.57%	0.45%	2.73%	9%	$852
Year Ended 4/30/2018	$9.98	0.91%	0.56%	0.45%	2.79%	7%	$747
Year Ended 4/30/2017(e)	$10.19	1.09%	0.57%(c)	0.43%(c)	2.85%(c)	11%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	19

Notes to Financial Statements
October 31, 2020 (Unaudited)
Note 1. Organization
Columbia South Carolina Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class and Institutional 3 Class shares are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
20	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2020 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
22	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
For the six months ended October 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2020, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	10,437
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2020 through August 31, 2021	Prior to September 1, 2020
Class A	0.81%	0.81%
Advisor Class	0.56	0.56
Class C	1.56	1.56
Institutional Class	0.56	0.56
Institutional 3 Class	0.45	0.46
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
113,612,000	6,292,000	(119,000)	6,173,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(436,641)	—	(436,641)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
24	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,869,812 and $2,220,000, respectively, for the six months ended October 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2020.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
26	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At October 31, 2020, one unaffiliated shareholder of record owned 54.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
28	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia South Carolina Intermediate Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	29

Approval of Management Agreement  (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
30	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	31

Columbia South Carolina Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR231_04_K01_(12/20)

SemiAnnual Report
October 31, 2020
Columbia North Carolina Intermediate Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia North Carolina Intermediate Municipal Bond Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia North Carolina Intermediate Municipal Bond Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income exempt from U.S. federal income tax and North Carolina individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended October 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/14/92	4.03	2.44	2.33	2.61
	Including sales charges		0.89	-0.67	1.70	2.30
Advisor Class*		03/19/13	4.16	2.79	2.59	2.86
Class C	Excluding sales charges	12/16/92	3.64	1.77	1.57	1.85
	Including sales charges		2.64	0.77	1.57	1.85
Institutional Class		12/11/92	4.16	2.80	2.57	2.86
Institutional 3 Class*		03/01/17	4.20	2.78	2.63	2.90
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			4.67	3.84	3.41	3.66
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products /mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2020)
AAA rating	18.6
AA rating	43.5
A rating	24.5
BBB rating	9.6
Not rated	3.8
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is Not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be Not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2020 — October 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,040.30	1,021.01	4.14	4.10	0.81
Advisor Class	1,000.00	1,000.00	1,041.60	1,022.26	2.87	2.84	0.56
Class C	1,000.00	1,000.00	1,036.40	1,017.30	7.91	7.84	1.55
Institutional Class	1,000.00	1,000.00	1,041.60	1,022.26	2.87	2.84	0.56
Institutional 3 Class	1,000.00	1,000.00	1,042.00	1,022.66	2.46	2.43	0.48
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	5

Portfolio of Investments
October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.9%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.9%
Charlotte-Mecklenburg Hospital Authority (The)(a),(b)
Revenue Bonds
Series 2018 (JPMorgan Chase Bank)
01/15/2048	0.110%	2,000,000	2,000,000
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	0.110%	1,960,000	1,960,000
Total			3,960,000
Total Floating Rate Notes (Cost $3,960,000)			3,960,000

Municipal Bonds 96.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.0%
City of Charlotte Airport(c)
Revenue Bonds
Charlotte Douglas International
Series 2019
07/01/2035	5.000%	1,195,000	1,465,118
City of Charlotte Airport
Revenue Bonds
Series 2017A
07/01/2028	5.000%	500,000	623,060
Raleigh Durham Airport Authority(c)
Refunding Revenue Bonds
Series 2020A
05/01/2034	5.000%	1,150,000	1,446,470
05/01/2036	5.000%	2,000,000	2,496,020
Total			6,030,668
Forest Products 0.5%
Columbus County Industrial Facilities & Pollution Control Financing Authority
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
05/01/2034	1.375%	1,000,000	1,016,430
Higher Education 8.5%
Appalachian State University
Refunding Revenue Bonds
Series 2016A
10/01/2026	5.000%	325,000	395,557
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2018
05/01/2035	5.000%	1,095,000	1,305,043
East Carolina University
Revenue Bonds
General
Series 2014A
10/01/2031	5.000%	1,900,000	2,126,556
North Carolina Agricultural & Technical State University
Refunding Revenue Bonds
General Purpose
Series 2015A
10/01/2032	5.000%	2,000,000	2,279,740
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Wake Forest University
Series 2018
01/01/2034	5.000%	400,000	497,052
North Carolina Central University
Refunding Revenue Bonds
Series 2016
10/01/2029	4.000%	625,000	692,419
Revenue Bonds
Series 2019
04/01/2036	5.000%	500,000	601,435
04/01/2038	5.000%	500,000	597,455
North Carolina State University at Raleigh
Refunding Revenue Bonds
General
Series 2018
10/01/2027	5.000%	300,000	386,874
10/01/2028	5.000%	250,000	329,857
University of North Carolina at Charlotte (The)
Refunding Revenue Bonds
Governors
Series 2020A
10/01/2035	4.000%	200,000	235,678
10/01/2037	4.000%	300,000	350,808
Revenue Bonds
Board of Governors
Series 2017
10/01/2029	5.000%	500,000	626,670
Series 2014
04/01/2030	5.000%	1,000,000	1,127,130
University of North Carolina at Greensboro
Refunding Revenue Bonds
Series 2016
04/01/2029	5.000%	390,000	466,916
04/01/2030	5.000%	250,000	297,808
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
General
Series 2014
04/01/2032	5.000%	2,000,000	2,243,920
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2019B
10/01/2034	5.000%	355,000	456,292
Western Carolina University
Revenue Bonds
General
Series 2018
10/01/2033	5.000%	250,000	308,920
10/01/2034	5.000%	575,000	708,935
Series 2020B
04/01/2033	5.000%	1,000,000	1,295,910
Total			17,330,975
Hospital 4.6%
County of New Hanover
Refunding Revenue Bonds
New Hanover Regional Medical Center
Series 2017
10/01/2030	5.000%	1,200,000	1,463,712
North Carolina Medical Care Commission
Refunding Revenue Bonds
Novant Health Obligation Group
Series 2013
11/01/2024	5.000%	530,000	574,865
Southeastern Regional Medical Center
Series 2012
06/01/2026	5.000%	1,000,000	1,057,990
Vidant Health
Series 2015
06/01/2030	5.000%	1,000,000	1,168,820
WakeMed
Series 2012A
10/01/2031	5.000%	2,000,000	2,124,480
Revenue Bonds
REX Health Care
Series 2020A
07/01/2035	5.000%	800,000	997,088
Rex Hospital, Inc.
Series 2015A
07/01/2032	5.000%	1,000,000	1,138,920
Wake Forest Baptist Obligation Group
Series 2019
12/01/2033	5.000%	595,000	728,958
Total			9,254,833
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 4.2%
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2026	5.000%	1,500,000	1,809,105
01/01/2031	5.000%	2,000,000	2,341,440
Series 2016A
01/01/2028	5.000%	1,500,000	1,808,295
Series 2019A
01/01/2032	5.000%	2,000,000	2,548,300
Total			8,507,140
Local Appropriation 17.5%
City of Charlotte
Refunding Certificate of Participation
Series 2019B
06/01/2034	5.000%	2,000,000	2,591,780
City of Durham
Revenue Bonds
Series 2018
04/01/2034	4.000%	1,000,000	1,172,280
City of Kannapolis
Revenue Bonds
Series 2014
04/01/2031	5.000%	1,365,000	1,566,761
City of Monroe
Refunding Revenue Bonds
Series 2016
03/01/2035	5.000%	1,000,000	1,180,270
City of Wilmington
Refunding Revenue Bonds
Series 2014A
06/01/2028	5.000%	500,000	578,560
City of Winston-Salem
Refunding Revenue Bonds
Series 2014C
06/01/2029	5.000%	750,000	871,027
County of Brunswick
Revenue Bonds
Series 2015A
06/01/2028	5.000%	250,000	296,723
06/01/2029	5.000%	250,000	295,220
County of Buncombe
Revenue Bonds
Series 2014A
06/01/2032	5.000%	1,635,000	1,881,820
County of Catawba
Revenue Bonds
Series 2011
10/01/2022	5.000%	400,000	417,204

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018
12/01/2036	4.000%	1,940,000	2,272,885
County of Dare
Refunding Revenue Bonds
Series 2016A
06/01/2031	4.000%	225,000	258,507
County of Davidson
Revenue Bonds
Series 2020
06/01/2037	4.000%	400,000	479,116
County of Gaston
Revenue Bonds
Series 2019A
04/01/2034	5.000%	250,000	320,218
04/01/2035	5.000%	300,000	383,112
County of Harnett
Refunding Revenue Bonds
Series 2020
12/01/2027	5.000%	375,000	483,169
Revenue Bonds
Series 2019
10/01/2037	4.000%	955,000	1,115,879
County of Henderson
Revenue Bonds
Series 2020
06/01/2029	5.000%	525,000	692,039
County of Lee
Revenue Bonds
Series 2018
05/01/2036	4.000%	500,000	581,195
County of Martin
Refunding Revenue Bonds
Water & Sewer District
Series 2014
06/01/2030	4.000%	730,000	802,744
County of Onslow
Revenue Bonds
Series 2015
06/01/2027	4.000%	405,000	464,859
Series 2016
10/01/2028	5.000%	1,000,000	1,237,370
County of Pender
Revenue Bonds
Series 2015
04/01/2027	5.000%	1,165,000	1,390,975
04/01/2028	5.000%	1,290,000	1,536,067
County of Randolph
Refunding Revenue Bonds
Series 2013C
10/01/2026	5.000%	1,500,000	1,874,580
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2019B
10/01/2034	5.000%	500,000	643,625
County of Sampson
Refunding Revenue Bonds
Series 2017
09/01/2035	4.000%	1,000,000	1,147,840
County of Surry
Revenue Bonds
Series 2019
06/01/2032	5.000%	275,000	356,670
06/01/2033	5.000%	350,000	451,465
County of Union
Refunding Revenue Bonds
Series 2012
12/01/2024	5.000%	1,715,000	2,038,157
County of Wake
Refunding Revenue Bonds
Series 2018A
08/01/2036	4.000%	2,000,000	2,334,260
County of Wilkes
Refunding Revenue Bonds
Series 2015
06/01/2027	5.000%	500,000	604,190
06/01/2029	5.000%	500,000	601,670
Durham Capital Financing Corp.
Revenue Bonds
Series 2018
10/01/2035	4.000%	1,500,000	1,769,910
Orange County Public Facilities Co.
Unrefunded Revenue Bonds
Series 2012
10/01/2024	5.000%	835,000	909,123
Total			35,601,270
Local General Obligation 11.0%
City of Charlotte
Unlimited General Obligation Refunding Bonds
Series 2020A
06/01/2027	5.000%	725,000	933,003
City of Greensboro
Unlimited General Obligation Bonds
Series 2020B
Series 2020B
04/01/2031	5.000%	2,205,000	3,003,409
Unlimited General Obligation Refunding Bonds
Series 2020D
Series 2020D
10/01/2030	5.000%	1,785,000	2,472,296

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Durham
Unlimited General Obligation Bonds
Series 2019
06/01/2032	5.000%	620,000	818,257
County of Forsyth
Unlimited General Obligation Bonds
Public Improvement
Series 2019B
03/01/2026	5.000%	1,000,000	1,243,280
County of Gaston
Unlimited General Obligation Refunding Bonds
Series 2020
02/01/2028	5.000%	1,500,000	1,949,880
02/01/2029	5.000%	1,500,000	1,990,155
County of Guilford
Unlimited General Obligation Bonds
Public Improvement
Series 2017B
05/01/2026	5.000%	1,000,000	1,249,050
County of Henderson
Revenue Bonds
Series 2015
10/01/2030	5.000%	500,000	592,310
County of Mecklenburg
Unlimited General Obligation Public Improvement Bonds
Series 2016B
12/01/2027	5.000%	1,180,000	1,488,617
County of Moore
Unlimited General Obligation Refunding Bonds
Series 2016
06/01/2028	5.000%	1,000,000	1,305,580
County of Pitt
Refunding Revenue Bonds
Series 2017
04/01/2022	5.000%	750,000	800,370
04/01/2024	5.000%	410,000	473,763
County of Wake
Unlimited General Obligation Public Improvement Bonds
Series 2019A
03/01/2033	5.000%	1,500,000	1,960,830
Unlimited General Obligation Refunding Bonds
Series 2010C
03/01/2022	5.000%	2,000,000	2,126,680
Total			22,407,480
Multi-Family 3.9%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
North Carolina A&T University Foundation Project
Series 2015A
06/01/2028	5.000%	1,000,000	1,172,630
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	1,500,000	1,709,040
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2015
06/01/2029	5.000%	2,000,000	2,283,560
Western Carolina University
Limited General Obligation Refunding Revenue Bonds
Student Housing
Series 2016 (AGM)
06/01/2027	5.000%	500,000	603,935
06/01/2028	5.000%	1,000,000	1,199,590
06/01/2029	5.000%	800,000	951,528
Total			7,920,283
Municipal Power 1.3%
City of Fayetteville Public Works Commission
Revenue Bonds
Series 2014
03/01/2027	4.000%	1,250,000	1,386,125
Greenville Utilities Commission
Revenue Bonds
Series 2019
08/01/2032	5.000%	625,000	816,712
08/01/2033	5.000%	400,000	518,420
Total			2,721,257
Refunded / Escrowed 9.6%
City of Raleigh Combined Enterprise System
Prerefunded 03/01/21 Revenue Bonds
Series 2011
03/01/2027	5.000%	800,000	812,656
County of Buncombe
Prerefunded 06/01/22 Revenue Bonds
Series 2012
06/01/2028	5.000%	500,000	537,375
06/01/2029	5.000%	1,000,000	1,074,750
County of Johnston
Prerefunded 06/01/24 Revenue Bonds
Series 2014
06/01/2028	5.000%	1,000,000	1,167,130
County of Wake
Prerefunded 10/01/26 Revenue Bonds
Series 1993 Escrowed to Maturity (NPFGC)
10/01/2026	5.125%	1,485,000	1,708,166
Jacksonville Public Facilities Corp.
Prerefunded 04/01/22 Limited Obligation Revenue Bonds
Series 2012
04/01/2026	5.000%	1,075,000	1,146,251

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,000,000	1,065,650
Refunding Revenue Bonds
Series 1993B Escrowed to Maturity (NPFGC)
01/01/2022	6.000%	1,000,000	1,065,040
Series 1993B Escrowed to Maturity (NPFGC/IBC)
01/01/2022	6.000%	3,000,000	3,195,120
North Carolina Medical Care Commission
Prerefunded 06/01/22 Revenue Bonds
Duke University Health System
Series 2012A
06/01/2032	5.000%	3,635,000	3,906,716
Vidant Health
Series 2012A
06/01/2025	5.000%	1,500,000	1,610,880
06/01/2036	5.000%	1,445,000	1,551,814
Orange County Public Facilities Co.
Prerefunded 10/01/22 Revenue Bonds
Series 2012
10/01/2024	5.000%	490,000	533,360
Total			19,374,908
Retirement Communities 6.0%
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-United Church
Series 2015A
09/01/2030	4.500%	1,000,000	1,001,680
1st Mortgage-United Methodist
Series 2013A
10/01/2033	5.000%	1,595,000	1,657,939
Pennybyrn at Maryfield
Series 2015
10/01/2025	5.000%	750,000	796,147
Retirement Facilities 1st Mortgage
Series 2019
01/01/2039	5.000%	1,000,000	1,041,720
Sharon Towers
Series 2019A
07/01/2033	5.000%	1,000,000	1,091,260
Southminster, Inc.
Series 2016
10/01/2025	5.000%	1,260,000	1,340,464
United Methodist Retirement
Series 2016
10/01/2030	5.000%	700,000	770,119
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Pennybyrn at Maryfield Project
Series 2020B-2
10/01/2024	2.500%	745,000	744,166
Presbyterian Homes Obligated Group (The)
Series 2020
10/01/2035	4.000%	650,000	731,055
The Pines at Davidson Project
Series 2019
01/01/2038	5.000%	1,000,000	1,076,530
Twin Lakes Community
Series 2019A
01/01/2038	5.000%	1,750,000	1,898,487
Total			12,149,567
Sales Tax 0.6%
City of Rocky Mount
Revenue Bonds
Series 2016
05/01/2028	5.000%	1,000,000	1,224,090
Single Family 2.4%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2017-38B (GNMA)
07/01/2037	3.850%	1,955,000	2,140,842
Series 2019-41 (GNMA)
07/01/2034	3.100%	735,000	792,698
Series 2019-42
07/01/2039	2.625%	1,000,000	1,034,350
Series 44
01/01/2027	1.950%	830,000	866,088
Total			4,833,978
State Appropriated 1.2%
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	2,000,000	2,414,740
State General Obligation 3.3%
State of North Carolina
Unlimited General Obligation Bonds
Series 2020A
06/01/2029	5.000%	2,000,000	2,696,520
06/01/2030	5.000%	2,000,000	2,751,100
Unlimited General Obligation Refunding Bonds
Series 2016A
06/01/2026	5.000%	1,000,000	1,252,520
Total			6,700,140

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 1.3%
State of North Carolina
Revenue Bonds
Series 2019
03/01/2033	5.000%	1,250,000	1,603,125
Vehicle - GARVEE
Series 2015
03/01/2027	5.000%	900,000	1,065,348
Total			2,668,473
Turnpike / Bridge / Toll Road 4.3%
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2030	5.000%	1,700,000	2,023,935
01/01/2032	5.000%	1,450,000	1,704,779
Series 2017 (AGM)
01/01/2031	5.000%	750,000	901,208
Revenue Bonds
BAN Series 2020
02/01/2024	5.000%	2,000,000	2,259,540
North Carolina Turnpike Authority(d)
Refunding Revenue Bonds
Series 2016C
07/01/2029	0.000%	750,000	572,400
Revenue Bonds
Series 2017C
07/01/2030	0.000%	550,000	398,233
07/01/2031	0.000%	1,100,000	753,104
Total			8,613,199
Water & Sewer 13.4%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2015
07/01/2024	5.000%	1,010,000	1,184,720
Series 2018
07/01/2035	4.000%	2,000,000	2,386,400
Series 2020
07/01/2036	4.000%	2,000,000	2,451,380
City of Gastonia Combined Utilities System
Revenue Bonds
Series 2015
05/01/2029	5.000%	265,000	311,571
05/01/2030	5.000%	660,000	772,814
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Greensboro Combined Water & Sewer System
Refunding Revenue Bonds
Series 2006
06/01/2022	5.250%	1,200,000	1,294,812
06/01/2023	5.250%	2,000,000	2,257,220
City of Jacksonville Enterprise System
Refunding Revenue Bonds
Series 2016
05/01/2028	5.250%	250,000	322,973
City of Raleigh Combined Enterprise System
Refunding Revenue Bonds
Series 2015B
12/01/2025	5.000%	1,200,000	1,481,280
City of Thomasville Combined Enterprise System
Refunding Revenue Bonds
Series 2012
05/01/2026	4.000%	860,000	901,968
City of Winston-Salem Water & Sewer System
Refunding Revenue Bonds
Series 2016A
06/01/2024	5.000%	1,300,000	1,519,388
06/01/2033	4.000%	2,165,000	2,485,896
Series 2020A
06/01/2036	4.000%	2,000,000	2,456,700
Revenue Bonds
Series 2017
06/01/2031	4.000%	400,000	473,988
County of Brunswick Enterprise Systems
Refunding Revenue Bonds
Series 2015
04/01/2027	5.000%	1,500,000	1,776,540
Revenue Bonds
Enterprise System
Series 2020
04/01/2033	4.000%	500,000	607,845
County of Dare Utilities System
Refunding Revenue Bonds
Series 2017
02/01/2032	4.000%	300,000	348,708
County of Lincoln Enterprise System
Refunding Revenue Bonds
Series 2020
08/01/2029	5.000%	320,000	427,462
County of Union Enterprise System
Revenue Bonds
Enterprise System
Series 2019
06/01/2031	5.000%	1,000,000	1,315,600
Series 2015
06/01/2029	5.000%	500,000	600,085

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Onslow Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
12/01/2031	4.000%	820,000	950,503
Town of Fuquay-Varina Combined Utilities System
Revenue Bonds
Series 2016
04/01/2030	5.000%	335,000	403,725
04/01/2031	5.000%	450,000	538,916
Total			27,270,494
Total Municipal Bonds (Cost $186,061,902)			196,039,925
Money Market Funds 0.7%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(e)	512,775	512,724
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.012%(e)	849,166	849,166
Total Money Market Funds (Cost $1,361,941)		1,361,890
Total Investments in Securities (Cost: $191,383,843)		201,361,815
Other Assets & Liabilities, Net		1,660,741
Net Assets		203,022,556

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2020.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at October 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
October 31, 2020 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	3,960,000	—	3,960,000
Municipal Bonds	—	196,039,925	—	196,039,925
Money Market Funds	1,361,890	—	—	1,361,890
Total Investments in Securities	1,361,890	199,999,925	—	201,361,815
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	13

Statement of Assets and Liabilities
October 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $191,383,843)	$201,361,815
Receivable for:
Investments sold	5,052
Capital shares sold	96,425
Interest	2,075,714
Expense reimbursement due from Investment Manager	222
Prepaid expenses	2,551
Other assets	1,210
Total assets	203,542,989
Liabilities
Due to custodian	154
Payable for:
Capital shares purchased	45,943
Distributions to shareholders	335,152
Management services fees	2,606
Distribution and/or service fees	198
Transfer agent fees	3,900
Compensation of board members	110,232
Compensation of chief compliance officer	20
Other expenses	22,228
Total liabilities	520,433
Net assets applicable to outstanding capital stock	$203,022,556
Represented by
Paid in capital	193,498,123
Total distributable earnings (loss)	9,524,433
Total - representing net assets applicable to outstanding capital stock	$203,022,556
Class A
Net assets	$18,329,040
Shares outstanding	1,730,443
Net asset value per share	$10.59
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.92
Advisor Class
Net assets	$5,000,397
Shares outstanding	472,769
Net asset value per share	$10.58
Class C
Net assets	$2,681,619
Shares outstanding	253,227
Net asset value per share	$10.59
Institutional Class
Net assets	$25,417,607
Shares outstanding	2,402,131
Net asset value per share	$10.58
Institutional 3 Class
Net assets	$151,593,893
Shares outstanding	14,282,776
Net asset value per share	$10.61
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended October 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$4,976
Interest	2,585,306
Total income	2,590,282
Expenses:
Management services fees	475,552
Distribution and/or service fees
Class A	22,439
Class C	14,480
Transfer agent fees
Class A	7,743
Advisor Class	2,183
Class C	1,252
Institutional Class	10,862
Institutional 3 Class	5,641
Compensation of board members	28,400
Custodian fees	842
Printing and postage fees	4,908
Registration fees	5,914
Audit fees	14,790
Legal fees	5,583
Compensation of chief compliance officer	20
Other	5,138
Total expenses	605,747
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(64,292)
Total net expenses	541,455
Net investment income	2,048,827
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,572
Net realized gain	3,572
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	5,898,607
Net change in unrealized appreciation (depreciation)	5,898,607
Net realized and unrealized gain	5,902,179
Net increase in net assets resulting from operations	$7,951,006
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	15

Statement of Changes in Net Assets
	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Operations
Net investment income	$2,048,827	$4,219,556
Net realized gain	3,572	12,145
Net change in unrealized appreciation (depreciation)	5,898,607	(1,750,607)
Net increase in net assets resulting from operations	7,951,006	2,481,094
Distributions to shareholders
Net investment income and net realized gains
Class A	(158,947)	(346,307)
Advisor Class	(51,153)	(120,443)
Class C	(14,738)	(44,538)
Institutional Class	(254,639)	(538,584)
Institutional 3 Class	(1,588,083)	(3,169,684)
Total distributions to shareholders	(2,067,560)	(4,219,556)
Increase in net assets from capital stock activity	6,814,960	22,545,674
Total increase in net assets	12,698,406	20,807,212
Net assets at beginning of period	190,324,150	169,516,938
Net assets at end of period	$203,022,556	$190,324,150
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2020 (Unaudited)		April 30, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	118,553	1,256,644	231,609	2,434,674
Distributions reinvested	12,280	130,390	26,913	282,955
Redemptions	(72,517)	(765,424)	(179,902)	(1,879,023)
Net increase	58,316	621,610	78,620	838,606
Advisor Class
Subscriptions	28,470	301,728	106,117	1,108,584
Distributions reinvested	4,816	51,051	11,449	120,217
Redemptions	(40,996)	(434,335)	(170,461)	(1,788,005)
Net decrease	(7,710)	(81,556)	(52,895)	(559,204)
Class C
Subscriptions	29,784	314,905	39,046	405,324
Distributions reinvested	1,161	12,322	3,446	36,217
Redemptions	(76,717)	(814,918)	(139,939)	(1,461,158)
Net decrease	(45,772)	(487,691)	(97,447)	(1,019,617)
Institutional Class
Subscriptions	234,741	2,476,471	338,485	3,564,792
Distributions reinvested	19,964	211,720	44,280	465,058
Redemptions	(162,210)	(1,713,700)	(290,871)	(3,041,926)
Net increase	92,495	974,491	91,894	987,924
Institutional 3 Class
Subscriptions	2,473,224	26,299,003	3,716,277	39,209,742
Distributions reinvested	2,756	29,324	7,323	77,188
Redemptions	(1,935,885)	(20,540,221)	(1,621,857)	(16,988,965)
Net increase	540,095	5,788,106	2,101,743	22,297,965
Total net increase	637,424	6,814,960	2,121,915	22,545,674
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 10/31/2020 (Unaudited)	$10.27	0.09	0.32	0.41	(0.09)	(0.09)
Year Ended 4/30/2020	$10.33	0.21	(0.06)	0.15	(0.21)	(0.21)
Year Ended 4/30/2019	$10.14	0.24	0.19	0.43	(0.24)	(0.24)
Year Ended 4/30/2018	$10.33	0.24	(0.19)	0.05	(0.24)	(0.24)
Year Ended 4/30/2017	$10.70	0.25	(0.37)	(0.12)	(0.25)	(0.25)
Year Ended 4/30/2016	$10.58	0.27	0.12	0.39	(0.27)	(0.27)
Advisor Class
Six Months Ended 10/31/2020 (Unaudited)	$10.26	0.11	0.32	0.43	(0.11)	(0.11)
Year Ended 4/30/2020	$10.32	0.24	(0.06)	0.18	(0.24)	(0.24)
Year Ended 4/30/2019	$10.12	0.26	0.20	0.46	(0.26)	(0.26)
Year Ended 4/30/2018	$10.32	0.27	(0.20)	0.07	(0.27)	(0.27)
Year Ended 4/30/2017	$10.69	0.28	(0.37)	(0.09)	(0.28)	(0.28)
Year Ended 4/30/2016	$10.57	0.30	0.12	0.42	(0.30)	(0.30)
Class C
Six Months Ended 10/31/2020 (Unaudited)	$10.27	0.05	0.32	0.37	(0.05)	(0.05)
Year Ended 4/30/2020	$10.33	0.13	(0.06)	0.07	(0.13)	(0.13)
Year Ended 4/30/2019	$10.13	0.16	0.20	0.36	(0.16)	(0.16)
Year Ended 4/30/2018	$10.33	0.16	(0.20)	(0.04)	(0.16)	(0.16)
Year Ended 4/30/2017	$10.70	0.17	(0.37)	(0.20)	(0.17)	(0.17)
Year Ended 4/30/2016	$10.58	0.19	0.12	0.31	(0.19)	(0.19)
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$10.26	0.11	0.32	0.43	(0.11)	(0.11)
Year Ended 4/30/2020	$10.32	0.24	(0.06)	0.18	(0.24)	(0.24)
Year Ended 4/30/2019	$10.13	0.26	0.19	0.45	(0.26)	(0.26)
Year Ended 4/30/2018	$10.32	0.27	(0.19)	0.08	(0.27)	(0.27)
Year Ended 4/30/2017	$10.69	0.28	(0.37)	(0.09)	(0.28)	(0.28)
Year Ended 4/30/2016	$10.57	0.30	0.12	0.42	(0.30)	(0.30)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2020 (Unaudited)	$10.59	4.03%	0.87%(c)	0.81%(c)	1.75%(c)	11%	$18,329
Year Ended 4/30/2020	$10.27	1.43%	0.85%	0.81%	2.01%	7%	$17,176
Year Ended 4/30/2019	$10.33	4.26%	0.87%(d)	0.81%(d)	2.32%	23%	$16,469
Year Ended 4/30/2018	$10.14	0.48%	0.88%	0.81%	2.33%	10%	$18,035
Year Ended 4/30/2017	$10.33	(1.11%)	0.96%	0.81%	2.39%	12%	$18,246
Year Ended 4/30/2016	$10.70	3.77%	0.97%	0.81%	2.57%	11%	$27,616
Advisor Class
Six Months Ended 10/31/2020 (Unaudited)	$10.58	4.16%	0.62%(c)	0.56%(c)	2.00%(c)	11%	$5,000
Year Ended 4/30/2020	$10.26	1.69%	0.60%	0.56%	2.26%	7%	$4,928
Year Ended 4/30/2019	$10.32	4.62%	0.62%(d)	0.56%(d)	2.57%	23%	$5,505
Year Ended 4/30/2018	$10.12	0.63%	0.63%	0.56%	2.57%	10%	$4,589
Year Ended 4/30/2017	$10.32	(0.86%)	0.71%	0.56%	2.64%	12%	$2,236
Year Ended 4/30/2016	$10.69	4.03%	0.72%	0.56%	2.83%	11%	$3,458
Class C
Six Months Ended 10/31/2020 (Unaudited)	$10.59	3.64%	1.62%(c)	1.55%(c)	1.00%(c)	11%	$2,682
Year Ended 4/30/2020	$10.27	0.68%	1.60%	1.56%	1.26%	7%	$3,070
Year Ended 4/30/2019	$10.33	3.58%	1.62%(d)	1.56%(d)	1.57%	23%	$4,096
Year Ended 4/30/2018	$10.13	(0.38%)	1.63%	1.56%	1.58%	10%	$5,338
Year Ended 4/30/2017	$10.33	(1.85%)	1.71%	1.56%	1.65%	12%	$6,682
Year Ended 4/30/2016	$10.70	3.00%	1.73%	1.56%	1.82%	11%	$8,023
Institutional Class
Six Months Ended 10/31/2020 (Unaudited)	$10.58	4.16%	0.62%(c)	0.56%(c)	2.00%(c)	11%	$25,418
Year Ended 4/30/2020	$10.26	1.69%	0.60%	0.56%	2.26%	7%	$23,700
Year Ended 4/30/2019	$10.32	4.52%	0.62%(d)	0.56%(d)	2.57%	23%	$22,897
Year Ended 4/30/2018	$10.13	0.72%	0.65%	0.56%	2.55%	10%	$22,984
Year Ended 4/30/2017	$10.32	(0.86%)	0.71%	0.56%	2.65%	12%	$158,327
Year Ended 4/30/2016	$10.69	4.03%	0.73%	0.56%	2.82%	11%	$191,661
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$10.29	0.11	0.32	0.43	(0.11)	(0.11)
Year Ended 4/30/2020	$10.36	0.25	(0.07)	0.18	(0.25)	(0.25)
Year Ended 4/30/2019	$10.16	0.27	0.20	0.47	(0.27)	(0.27)
Year Ended 4/30/2018	$10.35	0.28	(0.19)	0.09	(0.28)	(0.28)
Year Ended 4/30/2017(e)	$10.28	0.05	0.07(f)	0.12	(0.05)	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2020 (Unaudited)	$10.61	4.20%	0.54%(c)	0.48%(c)	2.08%(c)	11%	$151,594
Year Ended 4/30/2020	$10.29	1.67%	0.52%	0.48%	2.34%	7%	$141,450
Year Ended 4/30/2019	$10.36	4.70%	0.53%(d)	0.48%(d)	2.65%	23%	$120,551
Year Ended 4/30/2018	$10.16	0.83%	0.54%	0.48%	2.68%	10%	$117,741
Year Ended 4/30/2017(e)	$10.35	1.15%	0.55%(c)	0.42%(c)	2.87%(c)	12%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	21

Notes to Financial Statements
October 31, 2020 (Unaudited)
Note 1. Organization
Columbia North Carolina Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class and Institutional 3 Class shares are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
22	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2020 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
24	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
For the six months ended October 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	5,121
Class C	—	1.00(b)	7

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through August 31, 2021
Class A	0.81%
Advisor Class	0.56
Class C	1.56
Institutional Class	0.56
Institutional 3 Class	0.48
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
191,384,000	10,426,000	(448,000)	9,978,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(528,605)	(646,426)	(1,175,031)
26	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $28,061,242 and $22,075,000, respectively, for the six months ended October 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2020.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers
28	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At October 31, 2020, two unaffiliated shareholders of record owned 87.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	29

Notes to Financial Statements  (continued)
October 31, 2020 (Unaudited)
proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
30	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia North Carolina Intermediate Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	31

Approval of Management Agreement  (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
32	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2020	33

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Columbia North Carolina Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR206_04_K01_(12/20)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	December 21,2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	December 21,2020
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	December 21,2020
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	December 21,2020